UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2015 through August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2015 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

U.S. financial markets slumped at the end of the six month reporting period amid investor concerns about slowing growth in China’s economy and expectations of an increase in U.S. interest rates. After reaching record highs in May, U.S. equities came under pressure in June and July and volatility rose sharply. On August 24, 2015, a global sell-off in equities drove leading market indexes lower. The Standard & Poor’s 500 Index (“S&P 500”) closed down 3.9% on the day. Though markets rebounded during the following days, they ended the period lower. For the six months ended August 31, 2015, the S&P 500 returned -5.3%.

Overall, bond markets fared little better than equities. While increasing financial market volatility drove some investors to fixed income assets, it was insufficient to bolster prices in large sectors of the bond market, already under pressure from historically low interest rates. U.S. Treasury bond yields, which generally move in the opposite direction of bond prices, rose across all maturities. For the six month reporting period, the Barclays U.S. Aggregate Index returned -0.68%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	0.07%
Barclays U.S. Aggregate Index	-0.68%

Net Assets as of 8/31/2015 (In Thousands)	$4,482,664
Duration as of 8/31/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s overweight position and security selection in the mortgage-backed securities sector were leading contributors to performance. The Fund’s underweight position in the corporate credit sector also contributed to relative performance, as did the Fund’s shorter overall duration. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively.

The Fund’s allocation to U.S. Treasury Inflation Protected Securities (TIPS) detracted slightly from relative performance amid a decline in inflation expectations among investors. The Fund’s security selection in foreign sovereign debt and foreign agency debt also detracted slightly from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.2%
Corporate Bonds	18.6
Collateralized Mortgage Obligations	18.1
Mortgage Pass-Through Securities	16.1
Asset-Backed Securities	10.4
Commercial Mortgage-Backed Securities	3.4
U.S. Government Agency Securities	2.2
Foreign Government Securities	1.1
Others (each less than 1.0%)	0.4
Short-Term Investment	3.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	0.07%	2.34%	3.86%	5.41%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	-5.32%
S&P 500 Index**	-5.31%

Net Assets as of 8/31/2015 (In Thousands)	$287,656

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2015. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

The U.S. equity market reached several record highs in the first half of the six month reporting period amid continued low interest rates, mergers and acquisitions, weak oil prices and healthy corporate earnings. U.S. equity prices peaked in mid-May before succumbing to periodic selling by investors amid high valuations and investor concerns about slowing growth in China and expectations that the U.S. Federal Reserve would soon raise interest rates.

All sectors in the Benchmark posted negative returns for the six month reporting period. The energy and information technology sectors were the greatest detractors from Benchmark performance, while the telecommunication services and utilities sectors were the smallest detractors from Benchmark performance.

HOW WAS THE FUND POSITIONED?

The Fund was managed in conformity with an index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.7%
2.	Microsoft Corp.	2.0
3.	Exxon Mobil Corp.	1.8
4.	Johnson & Johnson	1.5
5.	General Electric Co.	1.4
6.	Wells Fargo & Co.	1.4
7.	Berkshire Hathaway, Inc., Class B	1.4
8.	JPMorgan Chase & Co.	1.3
9.	AT&T, Inc.	1.2
10.	Pfizer, Inc.	1.1

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	19.7%
Financials	16.4
Health Care	15.0
Consumer Discretionary	12.7
Industrials	9.8
Consumer Staples	9.5
Energy	7.1
Utilities	2.9
Materials	2.9
Telecommunication Services	2.4
Exchange Traded Fund	0.4
Short-Term Investments	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(5.32)%	0.43%	15.73%	7.03%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	0.61%
Barclays Intermediate U.S. Government/Credit Index	0.14%

Net Assets as of 8/31/2015 (In Thousands)	$465,175
Duration as of 8/31/2015	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). During the six month reporting period, the Fund’s out-of-Benchmark position in mortgage-backed securities was the leading contributor to performance relative to the Benchmark. The Fund’s shorter overall duration also contributed to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively.

The Fund’s position on the yield curve, particularly its overweight position in the 10-year portion, was a slight detractor from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds for a given point in time. The Fund’s underweight positions in U.S. Treasury bonds and agency bonds also detracted from performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector. The Fund was overweight in securities with maturities in the intermediate part (5-10 years) of the yield curve.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	34.6%
Corporate Bonds	18.2
Collateralized Mortgage Obligations	16.8
Asset-Backed Securities	11.8
Mortgage Pass-Through Securities	9.0
Commercial Mortgage-Backed Securities	2.0
U.S. Government Agency Securities	1.9
Others (each less than 1.0%)	1.0
Short-Term Investment	4.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	0.61%	2.35%	3.22%	4.84%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.4%
	Academic Loan Funding Trust,
1,354	Series 2012-1A, Class A1, VAR, 0.999%, 12/27/22 (e)	1,349
1,835	Series 2013-1A, Class A, VAR, 0.999%, 12/26/44 (e)	1,813
	Ally Auto Receivables Trust,
1,341	Series 2013-2, Class A3, 0.790%, 01/15/18	1,340
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,979
	American Credit Acceptance Receivables Trust,
154	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	154
463	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	463
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,185
549	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	548
1,318	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	1,317
2,793	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	2,793
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,231
4,225	American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,251
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.198%, 06/17/31 (e)	984
2,959	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,035
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,034
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	878
2,965	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,016
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	504
1,025	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,072
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,249
	AmeriCredit Automobile Receivables Trust,
538	Series 2013-5, Class A3, 0.900%, 09/10/18	538
822	Series 2015-2, Class A2A, 0.830%, 09/10/18	821
3,703	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,703

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

763	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	762
1,903	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,898
1,830	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,811
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,398
1,706	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,691
	BCC Funding Corp. X,
3,470	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,480
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	554
357	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	342
428	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	427
728	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	725
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	704
880	Series 2015-2, Class A1, 2.250%, 07/17/23	881
178	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	178
4,494	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	4,492
	CarFinance Capital Auto Trust,
75	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	75
419	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	418
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	378
1,351	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,352
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	3,207
	CarMax Auto Owner Trust,
616	Series 2013-4, Class A3, 0.800%, 07/16/18	616
440	Series 2013-4, Class A4, 1.280%, 05/15/19	438
5,091	Series 2015-2, Class A2A, 0.820%, 06/15/18	5,088

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
750	Carnow Auto Receivables Trust, Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	751
218	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	222
1,076	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,094
	Citi Held For Asset Issuance,
2,326	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	2,325
1,459	Series 2015-PM1, Class B, 3.750%, 12/15/21 (e)	1,482
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,052
247	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.579%, 12/25/33	237
4,945	Colony American Homes, Series 2014-2A, Class A, VAR, 1.150%, 07/17/31 (e)	4,864
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	442
1,107	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,111
	CPS Auto Receivables Trust,
286	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	290
155	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	157
981	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	987
1,137	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,139
1,634	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,635
226	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	226
2,973	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,986
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	712
1,802	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,809
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	224
6,623	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	6,628
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CPS Auto Trust,
599	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	601
96	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	96
	Credit Acceptance Auto Loan Trust,
1,800	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,801
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,022
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	579
586	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.099%, 10/25/34	565
	Drive Auto Receivables Trust,
1,419	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	1,418
1,471	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	1,478
2,449	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,448
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,864
1,017	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	1,017
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,061
	DT Auto Owner Trust,
1,642	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	1,642
1,192	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	1,192
3,007	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	3,007
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,821
	Exeter Automobile Receivables Trust,
64	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	64
218	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	218
355	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	356
1,236	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,233
2,435	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	2,432
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	561

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,884	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	1,885
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,140
3,367	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	3,365
	Fifth Third Auto Trust,
191	Series 2013-1, Class A3, 0.880%, 10/16/17	191
838	Series 2014-3, Class A2A, 0.570%, 05/15/17	838
413	Series 2014-3, Class A3, 0.960%, 03/15/19	412
	First Investors Auto Owner Trust,
67	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	67
1,529	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	1,528
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	880
2,196	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	2,193
2,414	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,415
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	374
	FirstKey Lending Trust,
6,818	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,774
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,240
	Flagship Credit Auto Trust,
282	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	282
631	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	633
705	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	703
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	246
1,669	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,663
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	895
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	443
2,303	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	2,296
	Ford Credit Auto Lease Trust,
188	Series 2013-B, Class A3, 0.760%, 09/15/16	189
48	Series 2014-A, Class A2A, 0.500%, 10/15/16	48

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ford Credit Auto Owner Trust,
107	Series 2012-D, Class A3, 0.510%, 04/15/17	107
1,033	Series 2014-C, Class A2, 0.610%, 08/15/17	1,033
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,223
5,600	Series 2015-B, Class A2A, 0.720%, 03/15/18	5,596
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.578%, 01/15/18	669
260	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	263
	FRT Trust,
1	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e)	1
12	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e)	12
3,853	GCAT, Series 2015-2, Class A1, 3.750%, 07/25/20 (e)	3,852
229	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	219
254	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	254
4,003	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	4,003
2,178	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,168
	GLS Auto Receivables Trust,
5,918	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	5,893
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,428
	GMAT Trust,
1,045	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,049
357	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	357
	GO Financial Auto Securitization Trust,
5,000	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	4,995
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,618
1,765	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,769
	HLSS Servicer Advance Receivables Backed Notes,
1,000	Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	975
2,140	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	2,129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,558
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,196
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	497
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	995
150	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.399%, 03/25/36	134
	Honda Auto Receivables Owner Trust,
1,278	Series 2013-4, Class A3, 0.690%, 09/18/17	1,277
930	Series 2014-2, Class A3, 0.770%, 03/19/18	928
797	Series 2015-1, Class A2, 0.700%, 06/15/17	797
933	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	930
	Hyundai Auto Receivables Trust,
1,030	Series 2015-A, Class A2, 0.680%, 10/16/17	1,030
937	Series 2015-B, Class A2A, 0.690%, 04/16/18	937
931	Series 2015-B, Class A3, 1.120%, 11/15/19	929
3,750	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.198%, 06/17/31 (e)	3,698
581	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	578
14,749	KGS-Alpha Capital Markets LP, IO, VAR, 0.407%, 08/25/38	484
10,016	KGS-Alpha SBA COOF Trust, Series 2013-2, Class A, IO, VAR, 1.572%, 03/25/39 (e)	549
335	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.399%, 01/25/36	323
	LV Tower 52 Issuer LLC,
4,357	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	4,349
2,150	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	2,137
130	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.449%, 03/25/32	130
	MarketPlace Loan Trust,
3,615	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	3,615
500	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	500
4,041	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	4,041
713	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,273	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	3,265
993	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,039
625	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	626
	Nationstar Agency Advance Funding Trust,
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	433
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	214
1,916	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,919
346	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	346
560	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.540%, 12/07/20	559
839	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	863
	Nissan Auto Lease Trust,
341	Series 2013-B, Class A3, 0.750%, 06/15/16	341
4,050	Series 2015-A, Class A2A, 0.990%, 11/15/17	4,055
	Nissan Auto Receivables Owner Trust,
241	Series 2012-A, Class A4, 1.000%, 07/16/18	241
799	Series 2014-B, Class A3, 1.110%, 05/15/19	797
1,729	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	1,727
	NRPL Trust,
3,277	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	3,275
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,456
7,357	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	7,321
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	3,500
1,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	999
1,500	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	1,495
2,411	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,411
	NYMT Residential LLC,
868	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	868

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,416	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	1,416
	Oak Hill Advisors Residential Loan Trust,
2,976	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	2,971
1,558	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,517
3,372	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	3,373
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	745
	OAK Hill Advisors Residential Loan Trust,
4,710	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	4,699
1,371	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,354
	Ocwen Freddie Advance Funding LLC,
1,248	Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	1,248
332	Series 2015-T1, Class BT1, 2.557%, 11/15/45 (e)	332
125	Series 2015-T1, Class CT1, 3.051%, 11/15/45 (e)	125
206	Series 2015-T1, Class DT1, 3.790%, 11/15/45 (e)	206
	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes,
4,311	Series 2015-T2, Class AT2, 2.014%, 09/15/45 (e)	4,311
774	Series 2015-T2, Class BT2, 2.509%, 09/15/45 (e)	774
213	Series 2015-T2, Class CT2, 3.003%, 09/15/45 (e)	213
491	Series 2015-T2, Class DT2, 3.743%, 09/15/45 (e)	491
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,952
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,777
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	405
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,689
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,496
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,657

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	561
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,372
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,907
470	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.137%, 10/25/34	469
431	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	432
	Pretium Mortgage Credit Partners I LLC,
1,916	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,914
2,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	1,967
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,364
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,540
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	909
	Progreso Receivables Funding LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,603
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	726
	Progress Residential Trust,
3,974	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,941
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,993
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,524
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,176
1,409	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.499%, 03/25/36	1,376
1,770	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,771
294	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	152
3,247	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	3,239
	Santander Drive Auto Receivables Trust,
2,424	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	2,423

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
689	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	689
2,674	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	2,674
302	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	305
289	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.400%, 01/25/36	212
1,581	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,566
286	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	287
	SpringCastle America Funding LLC,
6,927	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	6,952
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,530
	Springleaf Funding Trust,
3,933	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	3,944
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,011
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,000
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,516
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	528
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,874
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,101
650	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	644
3,447	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	3,439
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.148%, 10/15/21 (e)	4,251
957	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.436%, 05/17/32 (e)	946
	Truman Capital Mortgage Loan Trust,
1,122	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,119
563	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	561

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	983
789	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	784
3,332	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	3,330
4,713	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	4,701
4,429	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	4,414
806	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	805
1,068	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,066
	VOLT XIX LLC,
2,635	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,641
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	401
1,495	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,495
	VOLT XXII LLC,
2,436	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,430
667	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	656
3,042	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,036
8,650	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	8,641
	VOLT XXVI LLC,
1,857	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,855
936	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	924
5,233	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	5,226
3,250	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,245
2,727	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,717
2,785	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,774
3,736	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	3,729

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Westgate Resorts LLC,
383		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	384
258		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	259
677		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	677
589		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	589
		World Omni Auto Receivables Trust,
1,000		Series 2013-B, Class A3, 0.830%, 08/15/18	1,000
413		Series 2013-B, Class A4, 1.320%, 01/15/20	414

		Total Asset-Backed Securities (Cost $465,052)	464,497

Collateralized Mortgage Obligations — 18.1%
		Agency CMO — 13.5%
501		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	505
157		Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	173
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 11, Class D, 9.500%, 07/15/19	1
5		Series 22, Class C, 9.500%, 04/15/20	6
9		Series 23, Class F, 9.600%, 04/15/20	10
1		Series 47, Class F, 10.000%, 06/15/20	1
3		Series 99, Class Z, 9.500%, 01/15/21	3
—	(h)	Series 204, Class E, HB, IF, 1,849.148%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 33.328%, 05/15/21	1
3		Series 1084, Class F, VAR, 1.148%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.336%, 05/15/21	4
7		Series 1116, Class I, 5.500%, 08/15/21	8
9		Series 1144, Class KB, 8.500%, 09/15/21	10
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,175.496%, 01/15/22	3
8		Series 1250, Class J, 7.000%, 05/15/22	8
14		Series 1343, Class LA, 8.000%, 08/15/22	16
18		Series 1343, Class LB, 7.500%, 08/15/22	20
30		Series 1370, Class JA, VAR, 1.348%, 09/15/22	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
30	Series 1455, Class WB, IF, 4.576%, 12/15/22	32
144	Series 1466, Class PZ, 7.500%, 02/15/23	160
2	Series 1470, Class F, VAR, 1.659%, 02/15/23	2
158	Series 1498, Class I, VAR, 1.348%, 04/15/23	163
237	Series 1502, Class PX, 7.000%, 04/15/23	261
27	Series 1505, Class Q, 7.000%, 05/15/23	31
65	Series 1518, Class G, IF, 8.773%, 05/15/23	75
20	Series 1541, Class M, HB, IF, 24.884%, 07/15/23	32
55	Series 1541, Class O, VAR, 1.520%, 07/15/23	55
6	Series 1570, Class F, VAR, 2.159%, 08/15/23	7
217	Series 1573, Class PZ, 7.000%, 09/15/23	242
127	Series 1591, Class PV, 6.250%, 10/15/23	141
27	Series 1602, Class SA, HB, IF, 22.108%, 10/15/23	43
546	Series 1608, Class L, 6.500%, 09/15/23	625
366	Series 1638, Class H, 6.500%, 12/15/23	418
261	Series 1642, Class PJ, 6.000%, 11/15/23	288
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
13	Series 1686, Class SH, IF, 18.793%, 02/15/24	18
88	Series 1695, Class EB, 7.000%, 03/15/24	99
18	Series 1699, Class FC, VAR, 0.798%, 03/15/24	18
95	Series 1700, Class GA, PO, 02/15/24	91
242	Series 1706, Class K, 7.000%, 03/15/24	272
9	Series 1709, Class FA, VAR, 1.470%, 03/15/24	9
27	Series 1745, Class D, 7.500%, 08/15/24	31
535	Series 1760, Class ZD, VAR, 1.820%, 02/15/24	543
202	Series 1798, Class F, 5.000%, 05/15/23	219
3	Series 1807, Class G, 9.000%, 10/15/20	3
49	Series 1829, Class ZB, 6.500%, 03/15/26	54
52	Series 1863, Class Z, 6.500%, 07/15/26	60
39	Series 1865, Class D, PO, 02/15/24	34
42	Series 1890, Class H, 7.500%, 09/15/26	48
128	Series 1899, Class ZE, 8.000%, 09/15/26	147
7	Series 1935, Class FL, VAR, 0.898%, 02/15/27	7
93	Series 1963, Class Z, 7.500%, 01/15/27	107
13	Series 1970, Class PG, 7.250%, 07/15/27	15
169	Series 1981, Class Z, 6.000%, 05/15/27	189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
65	Series 1987, Class PE, 7.500%, 09/15/27	71
150	Series 2019, Class Z, 6.500%, 12/15/27	167
42	Series 2033, Class SN, HB, IF, 28.471%, 03/15/24	25
118	Series 2038, Class PN, IO, 7.000%, 03/15/28	17
259	Series 2040, Class PE, 7.500%, 03/15/28	296
37	Series 2043, Class CJ, 6.500%, 04/15/28	42
178	Series 2054, Class PV, 7.500%, 05/15/28	204
350	Series 2075, Class PH, 6.500%, 08/15/28	391
394	Series 2075, Class PM, 6.250%, 08/15/28	441
102	Series 2086, Class GB, 6.000%, 09/15/28	115
161	Series 2089, Class PJ, IO, 7.000%, 10/15/28	21
465	Series 2095, Class PE, 6.000%, 11/15/28	527
146	Series 2125, Class JZ, 6.000%, 02/15/29	161
35	Series 2132, Class SB, HB, IF, 29.733%, 03/15/29	61
16	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
196	Series 2136, Class PG, 6.000%, 03/15/29	223
57	Series 2141, Class IO, IO, 7.000%, 04/15/29	8
55	Series 2163, Class PC, IO, 7.500%, 06/15/29	8
561	Series 2169, Class TB, 7.000%, 06/15/29	642
293	Series 2172, Class QC, 7.000%, 07/15/29	330
260	Series 2176, Class OJ, 7.000%, 08/15/29	302
150	Series 2201, Class C, 8.000%, 11/15/29	173
146	Series 2209, Class TC, 8.000%, 01/15/30	176
250	Series 2210, Class Z, 8.000%, 01/15/30	289
50	Series 2224, Class CB, 8.000%, 03/15/30	60
132	Series 2230, Class Z, 8.000%, 04/15/30	154
104	Series 2234, Class PZ, 7.500%, 05/15/30	120
89	Series 2247, Class Z, 7.500%, 08/15/30	103
136	Series 2256, Class MC, 7.250%, 09/15/30	156
228	Series 2259, Class ZM, 7.000%, 10/15/30	263
9	Series 2261, Class ZY, 7.500%, 10/15/30	10
31	Series 2262, Class Z, 7.500%, 10/15/30	36
295	Series 2271, Class PC, 7.250%, 12/15/30	338
289	Series 2283, Class K, 6.500%, 12/15/23	321
128	Series 2296, Class PD, 7.000%, 03/15/31	150
39	Series 2306, Class K, PO, 05/15/24	37
92	Series 2306, Class SE, IF, IO, 8.280%, 05/15/24	12
162	Series 2313, Class LA, 6.500%, 05/15/31	185
232	Series 2325, Class PM, 7.000%, 06/15/31	273
74	Series 2344, Class QG, 6.000%, 08/15/16	75
1,334	Series 2344, Class ZD, 6.500%, 08/15/31	1,566
113	Series 2344, Class ZJ, 6.500%, 08/15/31	129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
106	Series 2345, Class NE, 6.500%, 08/15/31	122
30	Series 2345, Class PQ, 6.500%, 08/15/16	31
122	Series 2351, Class PZ, 6.500%, 08/15/31	140
1,014	Series 2353, Class AZ, 6.000%, 09/15/31	1,149
34	Series 2353, Class TD, 6.000%, 09/15/16	34
24	Series 2355, Class BP, 6.000%, 09/15/16	24
17	Series 2359, Class PM, 6.000%, 09/15/16	17
425	Series 2359, Class ZB, 8.500%, 06/15/31	503
47	Series 2360, Class PG, 6.000%, 09/15/16	48
9	Series 2363, Class PF, 6.000%, 09/15/16	9
22	Series 2366, Class MD, 6.000%, 10/15/16	23
209	Series 2367, Class ME, 6.500%, 10/15/31	240
63	Series 2391, Class QR, 5.500%, 12/15/16	65
37	Series 2394, Class MC, 6.000%, 12/15/16	38
448	Series 2396, Class FM, VAR, 0.648%, 12/15/31	453
244	Series 2399, Class OH, 6.500%, 01/15/32	275
409	Series 2399, Class TH, 6.500%, 01/15/32	458
389	Series 2410, Class NG, 6.500%, 02/15/32	441
149	Series 2410, Class OE, 6.375%, 02/15/32	160
268	Series 2410, Class QS, IF, 18.986%, 02/15/32	402
147	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	47
299	Series 2412, Class SP, IF, 15.705%, 02/15/32	405
454	Series 2420, Class XK, 6.500%, 02/15/32	511
376	Series 2423, Class MC, 7.000%, 03/15/32	433
332	Series 2423, Class MT, 7.000%, 03/15/32	382
47	Series 2425, Class OB, 6.000%, 03/15/17	48
701	Series 2430, Class WF, 6.500%, 03/15/32	813
402	Series 2434, Class TC, 7.000%, 04/15/32	470
451	Series 2435, Class CJ, 6.500%, 04/15/32	527
314	Series 2436, Class MC, 7.000%, 04/15/32	353
260	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	72
177	Series 2450, Class GZ, 7.000%, 05/15/32	203
208	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	58
993	Series 2455, Class GK, 6.500%, 05/15/32	1,152
14	Series 2458, Class QE, 5.500%, 06/15/17	15
296	Series 2462, Class JG, 6.500%, 06/15/32	340
658	Series 2464, Class SI, IF, IO, 7.802%, 02/15/32	162
673	Series 2466, Class PH, 6.500%, 06/15/32	775
308	Series 2474, Class NR, 6.500%, 07/15/32	354

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
384	Series 2484, Class LZ, 6.500%, 07/15/32	442
516	Series 2500, Class MC, 6.000%, 09/15/32	587
20	Series 2503, Class BH, 5.500%, 09/15/17	20
102	Series 2508, Class AQ, 5.500%, 10/15/17	105
370	Series 2512, Class PG, 5.500%, 10/15/22	402
203	Series 2535, Class BK, 5.500%, 12/15/22	221
196	Series 2537, Class TE, 5.500%, 12/15/17	204
704	Series 2543, Class YX, 6.000%, 12/15/32	792
628	Series 2544, Class HC, 6.000%, 12/15/32	709
775	Series 2552, Class ME, 6.000%, 01/15/33	880
721	Series 2567, Class QD, 6.000%, 02/15/33	816
492	Series 2568, Class KG, 5.500%, 02/15/23	536
89	Series 2571, Class SK, HB, IF, 33.648%, 09/15/23	157
1,844	Series 2575, Class ME, 6.000%, 02/15/33	2,024
240	Series 2586, Class WI, IO, 6.500%, 03/15/33	50
436	Series 2587, Class WX, 5.000%, 03/15/18	452
508	Series 2596, Class QG, 6.000%, 03/15/33	556
156	Series 2611, Class UH, 4.500%, 05/15/18	163
283	Series 2617, Class GR, 4.500%, 05/15/18	293
221	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	14
319	Series 2631, Class LC, 4.500%, 06/15/18	332
156	Series 2636, Class Z, 4.500%, 06/15/18	162
214	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	13
24	Series 2638, Class DS, IF, 8.402%, 07/15/23	27
145	Series 2650, Class PO, PO, 12/15/32	144
733	Series 2650, Class SO, PO, 12/15/32	717
241	Series 2651, Class VZ, 4.500%, 07/15/18	251
1,103	Series 2675, Class CK, 4.000%, 09/15/18	1,139
1,135	Series 2684, Class PO, PO, 01/15/33	1,131
104	Series 2692, Class SC, IF, 12.891%, 07/15/33	120
338	Series 2695, Class DG, 4.000%, 10/15/18	349
10	Series 2696, Class CO, PO, 10/15/18	10
1,173	Series 2710, Class HB, 5.500%, 11/15/23	1,278
770	Series 2716, Class UN, 4.500%, 12/15/23	820
367	Series 2720, Class PC, 5.000%, 12/15/23	396
254	Series 2744, Class PE, 5.500%, 02/15/34	269
453	Series 2744, Class TU, 5.500%, 05/15/32	467
13	Series 2780, Class JG, 4.500%, 04/15/19	13
636	Series 2783, Class AT, 4.000%, 04/15/19	656
1,597	Series 2809, Class UC, 4.000%, 06/15/19	1,654
56	Series 2835, Class QO, PO, 12/15/32	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
71	Series 2840, Class JO, PO, 06/15/23	70
182	Series 2922, Class JN, 4.500%, 02/15/20	187
457	Series 2934, Class EC, PO, 02/15/20	448
381	Series 2934, Class HI, IO, 5.000%, 02/15/20	28
340	Series 2934, Class KI, IO, 5.000%, 02/15/20	24
270	Series 2958, Class QD, 4.500%, 04/15/20	280
761	Series 2962, Class BE, 4.500%, 04/15/20	799
1,483	Series 2965, Class GD, 4.500%, 04/15/20	1,548
34	Series 2989, Class PO, PO, 06/15/23	33
3,591	Series 2990, Class UZ, 5.750%, 06/15/35	4,109
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,318
68	Series 3014, Class OD, PO, 08/15/35	59
944	Series 3047, Class OD, 5.500%, 10/15/35	1,072
397	Series 3049, Class XF, VAR, 0.548%, 05/15/33	398
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,547
21	Series 3068, Class AO, PO, 01/15/35	20
234	Series 3068, Class QB, 4.500%, 06/15/20	241
1,761	Series 3074, Class BH, 5.000%, 11/15/35	1,913
393	Series 3085, Class WF, VAR, 0.998%, 08/15/35	401
685	Series 3102, Class FB, VAR, 0.498%, 01/15/36	688
165	Series 3102, Class HS, HB, IF, 23.842%, 01/15/36	246
762	Series 3117, Class EO, PO, 02/15/36	692
440	Series 3117, Class OK, PO, 02/15/36	398
19	Series 3122, Class ZB, 6.000%, 03/15/36	26
1,601	Series 3131, Class BK, 5.500%, 03/15/26	1,760
130	Series 3134, Class PO, PO, 03/15/36	114
639	Series 3138, Class PO, PO, 04/15/36	588
31	Series 3149, Class SO, PO, 05/15/36	27
543	Series 3151, Class UC, 5.500%, 08/15/35	576
540	Series 3152, Class MO, PO, 03/15/36	497
143	Series 3171, Class MO, PO, 06/15/36	132
508	Series 3179, Class OA, PO, 07/15/36	460
144	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	30
521	Series 3211, Class SO, PO, 09/15/36	451
241	Series 3218, Class AO, PO, 09/15/36	213
502	Series 3219, Class DI, IO, 6.000%, 04/15/36	106
1,326	Series 3229, Class HE, 5.000%, 10/15/26	1,444
508	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	80
210	Series 3233, Class OP, PO, 05/15/36	190
336	Series 3256, Class PO, PO, 12/15/36	309

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
697	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	120
367	Series 3261, Class OA, PO, 01/15/37	341
175	Series 3274, Class JO, PO, 02/15/37	158
152	Series 3275, Class FL, VAR, 0.638%, 02/15/37	153
783	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	121
1,379	Series 3315, Class HZ, 6.000%, 05/15/37	1,523
61	Series 3318, Class AO, PO, 05/15/37	55
109	Series 3326, Class JO, PO, 06/15/37	99
385	Series 3331, Class PO, PO, 06/15/37	337
359	Series 3385, Class SN, IF, IO, 5.802%, 11/15/37	47
590	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	93
913	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	149
4,554	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	57
553	Series 3424, Class PI, IF, IO, 6.602%, 04/15/38	88
1,059	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	135
785	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	133
261	Series 3549, Class FA, VAR, 1.398%, 07/15/39	266
309	Series 3607, Class BO, PO, 04/15/36	279
914	Series 3607, Class OP, PO, 07/15/37	816
501	Series 3607, Class PO, PO, 05/15/37	451
143	Series 3611, Class PO, PO, 07/15/34	130
396	Series 3621, Class BO, PO, 01/15/40	365
466	Series 3720, Class A, 4.500%, 09/15/25	503
1,167	Series 3739, Class LI, IO, 4.000%, 03/15/34	38
3,158	Series 3747, Class HI, IO, 4.500%, 07/15/37	176
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,057
1,729	Series 3759, Class HI, IO, 4.000%, 08/15/37	106
1,554	Series 3760, Class GI, IO, 4.000%, 10/15/37	97
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,831
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,341
79	Series 3798, Class BF, VAR, 0.498%, 06/15/24	79
535	Series 3804, Class FN, VAR, 0.648%, 03/15/39	538
2,761	Series 3819, Class ZQ, 6.000%, 04/15/36	3,134
604	Series 3852, Class QN, IF, 5.500%, 05/15/41	641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,783	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,907
2,130	Series 3920, Class LP, 5.000%, 01/15/34	2,362
1,221	Series 3925, Class FL, VAR, 0.648%, 01/15/41	1,230
989	Series 3957, Class B, 4.000%, 11/15/41	1,047
1,270	Series 3966, Class NA, 4.000%, 12/15/41	1,373
746	Series 3997, Class PF, VAR, 0.648%, 11/15/39	750
2,834	Series 4048, Class FJ, VAR, 0.587%, 07/15/37	2,830
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,952
6,979	Series 4219, Class JA, 3.500%, 08/15/39	7,315
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,467
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,520
6,375	Series 4374, Class NC, SUB, 1.750%, 02/15/46	6,619
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,024	Series 233, Class 11, IO, 5.000%, 09/15/35	206
1,459	Series 233, Class 13, IO, 5.000%, 09/15/35	289
243	Series 243, Class 16, IO, 4.500%, 11/15/20	14
552	Series 243, Class 17, IO, 4.500%, 12/15/20	34
7,856	Series 262, Class 35, 3.500%, 07/15/42	8,111
2,152	Series 264, Class F1, VAR, 0.748%, 07/15/42	2,147
2,465	Series 281, Class F1, VAR, 0.698%, 10/15/42	2,491
8,369	Series 299, Class 300, 3.000%, 01/15/43	8,424
2,314	Series 310, Class PO, PO, 09/15/43	1,803
4,597	Series 323, Class 300, 3.000%, 01/15/44	4,620
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
470	Series T-41, Class 3A, VAR, 6.625%, 07/25/32	540
280	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	334
1,685	Series T-54, Class 2A, 6.500%, 02/25/43	1,989
503	Series T-54, Class 3A, 7.000%, 02/25/43	591
202	Series T-58, Class APO, PO, 09/25/43	167
435	Series T-59, Class 1AP, PO, 10/25/43	343
1,747	Series T-76, Class 2A, VAR, 3.061%, 10/25/37	1,768
	Federal National Mortgage Association - ACES,
3,251	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,563
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,515

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
8,500		Series 2011-M2, Class A3, 3.764%, 04/25/21	9,166
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	4,129
253		Series 2012-M11, Class FA, VAR, 0.708%, 08/25/19	254
1,878		Series 2013-M7, Class A2, 2.280%, 12/27/22	1,856
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,928
4,200		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,214
2,664		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,823
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,642
4,545		Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,612
514		Series 2014-M5, Class FA, VAR, 0.519%, 01/25/17	514
7,700		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,859
3,818		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	3,885
5,740		Series 2015-M7, Class A2, 2.590%, 12/25/24	5,655
6,000		Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	5,995
8,555		Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,590
		Federal National Mortgage Association Grantor Trust,
801		Series 2002-T19, Class A2, 7.000%, 07/25/42	918
628		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	721
		Federal National Mortgage Association REMIC,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
8		Series 1989-70, Class G, 8.000%, 10/25/19	8
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
6		Series 1989-83, Class H, 8.500%, 11/25/19	6
5		Series 1989-89, Class H, 9.000%, 11/25/19	5
5		Series 1990-1, Class D, 8.800%, 01/25/20	6
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
11		Series 1990-102, Class J, 6.500%, 08/25/20	12
14		Series 1990-120, Class H, 9.000%, 10/25/20	16
1		Series 1990-134, Class SC, HB, IF, 21.301%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
5		Series 1991-24, Class Z, 5.000%, 03/25/21	5
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
29		Series 1992-136, Class PK, 6.000%, 08/25/22	31
25		Series 1992-143, Class MA, 5.500%, 09/25/22	27
74		Series 1992-163, Class M, 7.750%, 09/25/22	82
117		Series 1992-188, Class PZ, 7.500%, 10/25/22	132
47		Series 1993-21, Class KA, 7.700%, 03/25/23	53
67		Series 1993-25, Class J, 7.500%, 03/25/23	75
18		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	24
27		Series 1993-62, Class SA, IF, 18.996%, 04/25/23	38
14		Series 1993-165, Class SD, IF, 13.459%, 09/25/23	18
30		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	35
21		Series 1993-179, Class SB, HB, IF, 26.867%, 10/25/23	35
14		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	17
21		Series 1993-199, Class FA, VAR, 0.749%, 10/25/23	21
40		Series 1993-205, Class H, PO, 09/25/23	37
64		Series 1993-225, Class UB, 6.500%, 12/25/23	71
21		Series 1993-230, Class FA, VAR, 0.799%, 12/25/23	22
55		Series 1993-247, Class FE, VAR, 1.199%, 12/25/23	57
26		Series 1993-247, Class SU, IF, 12.291%, 12/25/23	33
229		Series 1994-37, Class L, 6.500%, 03/25/24	263
1,119		Series 1994-40, Class Z, 6.500%, 03/25/24	1,221

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
51		Series 1995-2, Class Z, 8.500%, 01/25/25	58
269		Series 1995-19, Class Z, 6.500%, 11/25/23	309
246		Series 1996-14, Class SE, IF, IO, 8.430%, 08/25/23	57
3		Series 1996-27, Class FC, VAR, 0.699%, 03/25/17	3
21		Series 1996-59, Class J, 6.500%, 08/25/22	23
218		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
16		Series 1997-27, Class J, 7.500%, 04/18/27	18
38		Series 1997-29, Class J, 7.500%, 04/20/27	44
261		Series 1997-39, Class PD, 7.500%, 05/20/27	305
21		Series 1997-42, Class ZC, 6.500%, 07/18/27	25
434		Series 1997-61, Class ZC, 7.000%, 02/25/23	485
72		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	9
10		Series 1998-4, Class C, PO, 04/25/23	9
128		Series 1998-36, Class ZB, 6.000%, 07/18/28	145
80		Series 1998-43, Class SA, IF, IO, 17.493%, 04/25/23	18
161		Series 1998-66, Class SB, IF, IO, 7.951%, 12/25/28	30
81		Series 1999-17, Class C, 6.350%, 04/25/29	89
335		Series 1999-18, Class Z, 5.500%, 04/18/29	372
59		Series 1999-38, Class SK, IF, IO, 7.851%, 08/25/23	5
40		Series 1999-52, Class NS, HB, IF, 22.822%, 10/25/23	60
113		Series 1999-62, Class PB, 7.500%, 12/18/29	132
358		Series 2000-2, Class ZE, 7.500%, 02/25/30	410
227		Series 2000-20, Class SA, IF, IO, 8.901%, 07/25/30	62
28		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
114		Series 2001-4, Class PC, 7.000%, 03/25/21	123
76		Series 2001-7, Class PF, 7.000%, 03/25/31	87
—	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
226		Series 2001-30, Class PM, 7.000%, 07/25/31	257
253		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	35
228		Series 2001-36, Class DE, 7.000%, 08/25/31	265
547		Series 2001-44, Class MY, 7.000%, 09/25/31	628
85		Series 2001-44, Class PD, 7.000%, 09/25/31	96
96		Series 2001-44, Class PU, 7.000%, 09/25/31	110
751		Series 2001-48, Class Z, 6.500%, 09/25/21	834

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
60	Series 2001-49, Class Z, 6.500%, 09/25/31	69
69	Series 2001-52, Class KB, 6.500%, 10/25/31	77
7	Series 2001-52, Class XN, 6.500%, 11/25/15	7
793	Series 2001-61, Class Z, 7.000%, 11/25/31	897
21	Series 2001-71, Class MB, 6.000%, 12/25/16	21
40	Series 2001-71, Class QE, 6.000%, 12/25/16	41
26	Series 2001-72, Class SX, IF, 17.001%, 12/25/31	36
73	Series 2001-74, Class MB, 6.000%, 12/25/16	74
66	Series 2002-1, Class HC, 6.500%, 02/25/22	74
88	Series 2002-1, Class SA, HB, IF, 24.539%, 02/25/32	146
55	Series 2002-1, Class UD, HB, IF, 23.802%, 12/25/23	84
71	Series 2002-2, Class UC, 6.000%, 02/25/17	73
129	Series 2002-3, Class OG, 6.000%, 02/25/17	131
33	Series 2002-7, Class OG, 6.000%, 03/25/17	33
74	Series 2002-7, Class TG, 6.000%, 03/25/17	75
42	Series 2002-10, Class SB, IF, 18.721%, 03/25/17	46
846	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	49
13	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	16
31	Series 2002-19, Class PE, 6.000%, 04/25/17	32
24	Series 2002-21, Class LO, PO, 04/25/32	22
238	Series 2002-21, Class PE, 6.500%, 04/25/32	275
115	Series 2002-24, Class AJ, 6.000%, 04/25/17	118
47	Series 2002-25, Class SG, IF, 18.841%, 05/25/17	53
625	Series 2002-28, Class PK, 6.500%, 05/25/32	699
143	Series 2002-37, Class Z, 6.500%, 06/25/32	165
90	Series 2002-42, Class C, 6.000%, 07/25/17	94
869	Series 2002-48, Class GH, 6.500%, 08/25/32	1,004
196	Series 2002-62, Class ZE, 5.500%, 11/25/17	203
56	Series 2002-63, Class KC, 5.000%, 10/25/17	58
139	Series 2002-77, Class S, IF, 14.118%, 12/25/32	182
482	Series 2002-83, Class CS, 6.881%, 08/25/23	536
330	Series 2002-94, Class BK, 5.500%, 01/25/18	338
222	Series 2003-3, Class HJ, 5.000%, 02/25/18	229
2,750	Series 2003-22, Class UD, 4.000%, 04/25/33	2,899

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
872	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	157
556	Series 2003-34, Class AX, 6.000%, 05/25/33	632
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,712
35	Series 2003-35, Class UC, 3.750%, 05/25/33	37
103	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	22
913	Series 2003-39, Class LW, 5.500%, 05/25/23	989
659	Series 2003-41, Class PE, 5.500%, 05/25/23	711
202	Series 2003-42, Class GB, 4.000%, 05/25/33	216
368	Series 2003-47, Class PE, 5.750%, 06/25/33	416
142	Series 2003-52, Class SX, HB, IF, 22.352%, 10/25/31	220
107	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	131
509	Series 2003-71, Class DS, IF, 7.215%, 08/25/33	522
883	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	159
82	Series 2003-74, Class SH, IF, 9.811%, 08/25/33	93
202	Series 2003-76, Class GQ, 4.500%, 08/25/18	209
417	Series 2003-80, Class SY, IF, IO, 7.451%, 06/25/23	24
360	Series 2003-81, Class LC, 4.500%, 09/25/18	374
894	Series 2003-83, Class PG, 5.000%, 06/25/23	935
206	Series 2003-91, Class SD, IF, 12.168%, 09/25/33	251
1,217	Series 2003-116, Class SB, IF, IO, 7.401%, 11/25/33	271
217	Series 2003-128, Class NG, 4.000%, 01/25/19	224
72	Series 2003-130, Class SX, IF, 11.221%, 01/25/34	85
104	Series 2003-132, Class OA, PO, 08/25/33	93
1,138	Series 2004-4, Class QI, IF, IO, 6.901%, 06/25/33	141
108	Series 2004-4, Class QM, IF, 13.801%, 06/25/33	129
476	Series 2004-10, Class SC, HB, IF, 27.802%, 02/25/34	626
398	Series 2004-25, Class PC, 5.500%, 01/25/34	418
822	Series 2004-25, Class SA, IF, 18.977%, 04/25/34	1,158
1,285	Series 2004-27, Class HB, 4.000%, 05/25/19	1,326

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
273	Series 2004-36, Class PC, 5.500%, 02/25/34	287
1,132	Series 2004-36, Class SA, IF, 18.977%, 05/25/34	1,583
335	Series 2004-36, Class SN, IF, 13.801%, 07/25/33	397
428	Series 2004-37, Class AG, 4.500%, 11/25/32	433
454	Series 2004-46, Class QB, HB, IF, 23.202%, 05/25/34	659
1,421	Series 2004-46, Class SK, IF, 15.952%, 05/25/34	1,831
225	Series 2004-51, Class SY, IF, 13.841%, 07/25/34	294
255	Series 2004-53, Class NC, 5.500%, 07/25/24	278
314	Series 2004-59, Class BG, PO, 12/25/32	283
724	Series 2004-61, Class FH, VAR, 0.999%, 11/25/32	742
96	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	117
148	Series 2004-76, Class CL, 4.000%, 10/25/19	153
394	Series 2004-79, Class SP, IF, 19.252%, 11/25/34	520
67	Series 2004-81, Class AC, 4.000%, 11/25/19	69
67	Series 2005-52, Class PA, 6.500%, 06/25/35	71
1,209	Series 2005-56, Class S, IF, IO, 6.511%, 07/25/35	231
290	Series 2005-66, Class SG, IF, 16.877%, 07/25/35	384
495	Series 2005-68, Class BC, 5.250%, 06/25/35	532
1,296	Series 2005-68, Class PG, 5.500%, 08/25/35	1,461
670	Series 2005-68, Class UC, 5.000%, 06/25/35	710
545	Series 2005-74, Class CS, IF, 19.472%, 05/25/35	750
4,497	Series 2005-84, Class XM, 5.750%, 10/25/35	4,880
1,867	Series 2005-109, Class PC, 6.000%, 12/25/35	2,078
5,343	Series 2005-110, Class GK, 5.500%, 08/25/34	5,587
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,095
1,388	Series 2005-110, Class MN, 5.500%, 06/25/35	1,468
220	Series 2005-116, Class PB, 6.000%, 04/25/34	224
115	Series 2006-15, Class OT, PO, 01/25/36	112
409	Series 2006-16, Class OA, PO, 03/25/36	375
580	Series 2006-22, Class AO, PO, 04/25/36	531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
173	Series 2006-23, Class KO, PO, 04/25/36	156
1,555	Series 2006-39, Class WC, 5.500%, 01/25/36	1,682
84	Series 2006-42, Class CF, VAR, 0.649%, 06/25/36	85
886	Series 2006-44, Class GO, PO, 06/25/36	838
2,017	Series 2006-44, Class P, PO, 12/25/33	1,826
1,298	Series 2006-46, Class UC, 5.500%, 12/25/35	1,409
1,320	Series 2006-53, Class US, IF, IO, 6.381%, 06/25/36	228
1,221	Series 2006-56, Class FC, VAR, 0.489%, 07/25/36	1,226
1,244	Series 2006-56, Class PF, VAR, 0.549%, 07/25/36	1,248
696	Series 2006-56, Class PO, PO, 07/25/36	618
797	Series 2006-58, Class AP, PO, 07/25/36	738
101	Series 2006-58, Class FL, VAR, 0.659%, 07/25/36	102
407	Series 2006-58, Class PO, PO, 07/25/36	367
416	Series 2006-59, Class QO, PO, 01/25/33	410
3,623	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,373
598	Series 2006-65, Class QO, PO, 07/25/36	566
130	Series 2006-72, Class TO, PO, 08/25/36	120
2,444	Series 2006-77, Class PC, 6.500%, 08/25/36	2,799
487	Series 2006-79, Class DO, PO, 08/25/36	460
423	Series 2006-90, Class AO, PO, 09/25/36	391
174	Series 2006-109, Class PO, PO, 11/25/36	154
1,220	Series 2006-110, Class PO, PO, 11/25/36	1,105
113	Series 2006-111, Class EO, PO, 11/25/36	102
731	Series 2006-118, Class A2, VAR, 0.259%, 12/25/36	730
127	Series 2006-119, Class PO, PO, 12/25/36	115
2,305	Series 2006-124, Class HB, VAR, 5.961%, 11/25/36	2,434
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,075
738	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	135
785	Series 2007-7, Class SG, IF, IO, 6.301%, 08/25/36	245
1,879	Series 2007-14, Class ES, IF, IO, 6.241%, 03/25/37	282
178	Series 2007-15, Class NO, PO, 03/25/22	172
599	Series 2007-16, Class FC, VAR, 0.949%, 03/25/37	623
196	Series 2007-42, Class AO, PO, 05/25/37	187
271	Series 2007-48, Class PO, PO, 05/25/37	243

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
793	Series 2007-54, Class FA, VAR, 0.599%, 06/25/37	799
4,308	Series 2007-60, Class AX, IF, IO, 6.951%, 07/25/37	735
194	Series 2007-77, Class FG, VAR, 0.699%, 03/25/37	195
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,583
542	Series 2007-84, Class PG, 6.000%, 12/25/36	555
2,952	Series 2007-88, Class VI, IF, IO, 6.341%, 09/25/37	562
1,997	Series 2007-91, Class ES, IF, IO, 6.261%, 10/25/37	294
1,413	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	193
2,019	Series 2007-101, Class A2, VAR, 0.449%, 06/27/36	2,017
489	Series 2007-106, Class A7, VAR, 6.155%, 10/25/37	543
4,039	Series 2007-114, Class A6, VAR, 0.399%, 10/27/37	3,994
1,945	Series 2007-116, Class HI, IO, VAR, 1.522%, 01/25/38	137
10	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	–	(h)
1,012	Series 2008-1, Class BI, IF, IO, 5.711%, 02/25/38	147
684	Series 2008-10, Class XI, IF, IO, 6.031%, 03/25/38	91
357	Series 2008-16, Class IS, IF, IO, 6.001%, 03/25/38	55
412	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	22
451	Series 2008-24, Class DY, 5.000%, 04/25/23	469
432	Series 2008-27, Class SN, IF, IO, 6.701%, 04/25/38	71
197	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	9
327	Series 2008-42, Class AO, PO, 09/25/36	310
33	Series 2008-44, Class PO, PO, 05/25/38	31
500	Series 2008-47, Class SI, IF, IO, 6.301%, 06/25/23	54
572	Series 2008-53, Class CI, IF, IO, 7.001%, 07/25/38	120
214	Series 2008-76, Class GF, VAR, 0.849%, 09/25/23	215
1,506	Series 2008-80, Class SA, IF, IO, 5.651%, 09/25/38	204
1,005	Series 2008-81, Class SB, IF, IO, 5.651%, 09/25/38	144

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,244	Series 2009-6, Class GS, IF, IO, 6.351%, 02/25/39	261
545	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	43
464	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	31
2,340	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	454
986	Series 2009-60, Class HT, 6.000%, 08/25/39	1,122
664	Series 2009-62, Class HJ, 6.000%, 05/25/39	746
983	Series 2009-70, Class CO, PO, 01/25/37	899
549	Series 2009-99, Class SC, IF, IO, 5.981%, 12/25/39	68
937	Series 2009-103, Class MB, VAR, 2.401%, 12/25/39	989
877	Series 2010-45, Class BD, 4.500%, 11/25/38	915
1,158	Series 2010-49, Class SC, IF, 12.261%, 03/25/40	1,389
715	Series 2010-64, Class DM, 5.000%, 06/25/40	789
859	Series 2010-71, Class HJ, 5.500%, 07/25/40	977
1,560	Series 2010-133, Class A, 5.500%, 05/25/38	1,658
2,653	Series 2010-147, Class SA, IF, IO, 6.331%, 01/25/41	608
821	Series 2010-148, Class MA, 4.000%, 02/25/39	858
842	Series 2011-2, Class WA, VAR, 5.807%, 02/25/51	925
1,398	Series 2011-22, Class MA, 6.500%, 04/25/38	1,560
2,938	Series 2011-30, Class LS, IO, VAR, 1.756%, 04/25/41	223
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,667
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,747
676	Series 2011-75, Class FA, VAR, 0.749%, 08/25/41	685
1,382	Series 2011-118, Class MT, 7.000%, 11/25/41	1,634
1,905	Series 2011-130, Class CA, 6.000%, 12/25/41	2,167
1,109	Series 2012-14, Class FB, VAR, 0.649%, 08/25/37	1,114
6,528	Series 2012-47, Class HF, VAR, 0.599%, 05/25/27	6,579
3,000	Series 2012-66, Class CB, 3.000%, 06/25/32	2,832

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
4,922		Series 2012-99, Class AE, 2.500%, 05/25/39	4,933
3,176		Series 2012-108, Class F, VAR, 0.699%, 10/25/42	3,205
3,925		Series 2012-137, Class CF, VAR, 0.499%, 08/25/41	3,929
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,913
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,750
2,205		Series 2013-92, Class PO, PO, 09/25/43	1,734
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,352
3,368		Series 2013-101, Class DO, PO, 10/25/43	2,638
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	2,972
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,398
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,904
4,399		Series 2013-128, Class PO, PO, 12/25/43	3,473
—	(h)	Series G-17, Class S, HB, VAR, 1,060.363%, 06/25/21	2
14		Series G-28, Class S, IF, 14.901%, 09/25/21	16
19		Series G-35, Class M, 8.750%, 10/25/21	21
6		Series G-51, Class SA, HB, IF, 24.434%, 12/25/21	8
—	(h)	Series G92-27, Class SQ, HB, IF, 11,801.801%, 05/25/22	—	(h)
100		Series G92-35, Class E, 7.500%, 07/25/22	111
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
12		Series G92-42, Class Z, 7.000%, 07/25/22	13
151		Series G92-44, Class ZQ, 8.000%, 07/25/22	158
16		Series G92-52, Class FD, VAR, 0.220%, 09/25/22	16
104		Series G92-54, Class ZQ, 7.500%, 09/25/22	114
15		Series G92-59, Class F, VAR, 1.359%, 10/25/22	15
31		Series G92-61, Class Z, 7.000%, 10/25/22	34
21		Series G92-62, Class B, PO, 10/25/22	20
104		Series G93-1, Class KA, 7.900%, 01/25/23	118
24		Series G93-5, Class Z, 6.500%, 02/25/23	27
32		Series G93-14, Class J, 6.500%, 03/25/23	35
72		Series G93-17, Class SI, IF, 6.000%, 04/25/23	80
66		Series G93-27, Class FD, VAR, 1.079%, 08/25/23	67
15		Series G93-37, Class H, PO, 09/25/23	15
32		Series G95-1, Class C, 8.800%, 01/25/25	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association REMIC Trust,
793		Series 2003-W1, Class 1A1, VAR, 5.771%, 12/25/42	903
319		Series 2003-W1, Class 2A, VAR, 6.442%, 12/25/42	371
103		Series 2003-W4, Class 2A, VAR, 6.383%, 10/25/42	120
42		Series 2007-W7, Class 1A4, HB, IF, 37.984%, 07/25/37	67
1,728		Series 2009-W1, Class A, 6.000%, 12/25/49	2,004
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
9		Series 218, Class 2, IO, 7.500%, 04/25/23	2
10		Series 265, Class 2, 9.000%, 03/25/24	12
115		Series 329, Class 1, PO, 01/25/33	105
230		Series 339, Class 18, IO, 4.500%, 07/25/18	10
331		Series 339, Class 21, IO, 4.500%, 08/25/18	12
163		Series 339, Class 28, IO, 5.500%, 08/25/18	8
158		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	32
545		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	111
446		Series 355, Class 11, IO, 6.000%, 07/25/34	88
151		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	8
763		Series 365, Class 8, IO, 5.500%, 05/25/36	171
80		Series 368, Class 3, IO, 4.500%, 11/25/20	5
384		Series 374, Class 5, IO, 5.500%, 08/25/36	81
195		Series 383, Class 32, IO, 6.000%, 01/25/38	37
513		Series 383, Class 33, IO, 6.000%, 01/25/38	97
137		Series 393, Class 6, IO, 5.500%, 04/25/37	27
		Federal National Mortgage Association Trust,
215		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	251
562		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	655
796		Series 2004-W15, Class 2AF, VAR, 0.449%, 08/25/44	792
2,102		Series 2005-W3, Class 2AF, VAR, 0.419%, 03/25/45	2,107
728		Series 2006-W2, Class 1AF1, VAR, 0.419%, 02/25/46	729
		Government National Mortgage Association,
1,126		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,281
792		Series 1999-4, Class ZB, 6.000%, 02/20/29	890

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
79	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	23
174	Series 1999-40, Class ZW, 7.500%, 11/20/29	202
119	Series 2000-9, Class Z, 8.000%, 06/20/30	142
1,068	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,266
202	Series 2000-12, Class ST, HB, IF, 38.558%, 02/16/30	321
1,465	Series 2000-21, Class Z, 9.000%, 03/16/30	1,790
226	Series 2000-31, Class Z, 9.000%, 10/20/30	261
135	Series 2000-35, Class ZA, 9.000%, 11/20/30	144
13	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
68	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	23
159	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	51
140	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	47
175	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	49
675	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	155
60	Series 2002-24, Class SB, IF, 11.629%, 04/16/32	78
1,389	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	273
413	Series 2002-40, Class UK, 6.500%, 06/20/32	486
22	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	26
1,571	Series 2002-45, Class QE, 6.500%, 06/20/32	1,840
527	Series 2002-47, Class PG, 6.500%, 07/16/32	620
1,008	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,175
868	Series 2002-52, Class GH, 6.500%, 07/20/32	1,030
266	Series 2002-70, Class PS, IF, IO, 7.497%, 08/20/32	16
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,120
679	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	124
293	Series 2003-12, Class SP, IF, IO, 7.497%, 02/20/33	80
61	Series 2003-24, Class PO, PO, 03/16/33	52
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,532
753	Series 2003-46, Class MG, 6.500%, 05/20/33	877
766	Series 2003-46, Class TC, 6.500%, 03/20/33	872

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
267	Series 2003-52, Class AP, PO, 06/16/33	242
1,404	Series 2003-58, Class BE, 6.500%, 01/20/33	1,600
79	Series 2003-90, Class PO, PO, 10/20/33	70
949	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	199
465	Series 2003-112, Class TS, IF, IO, 6.747%, 10/20/32	17
370	Series 2004-28, Class S, IF, 19.119%, 04/16/34	527
134	Series 2004-73, Class AE, IF, 14.448%, 08/17/34	164
1,443	Series 2004-90, Class SI, IF, IO, 5.897%, 10/20/34	227
265	Series 2005-35, Class FL, VAR, 0.553%, 03/20/32	266
23	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	—	(h)
2,527	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	480
247	Series 2005-68, Class DP, IF, 15.958%, 06/17/35	331
3,508	Series 2005-68, Class KI, IF, IO, 6.097%, 09/20/35	556
465	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	99
232	Series 2006-16, Class OP, PO, 03/20/36	212
622	Series 2006-38, Class SW, IF, IO, 6.297%, 06/20/36	70
2,642	Series 2006-38, Class ZK, 6.500%, 08/20/36	3,093
776	Series 2006-59, Class SD, IF, IO, 6.497%, 10/20/36	144
1,253	Series 2006-65, Class SA, IF, IO, 6.597%, 11/20/36	230
1,923	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	392
206	Series 2007-17, Class JO, PO, 04/16/37	190
1,130	Series 2007-19, Class SD, IF, IO, 5.997%, 04/20/37	181
1,061	Series 2007-26, Class SC, IF, IO, 5.997%, 05/20/37	168
852	Series 2007-27, Class SA, IF, IO, 5.997%, 05/20/37	132
258	Series 2007-28, Class BO, PO, 05/20/37	236
722	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	118
1,969	Series 2007-40, Class SB, IF, IO, 6.547%, 07/20/37	348

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,182	Series 2007-42, Class SB, IF, IO, 6.547%, 07/20/37	211
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,016
807	Series 2007-50, Class AI, IF, IO, 6.572%, 08/20/37	130
116	Series 2007-53, Class SW, IF, 19.597%, 09/20/37	158
556	Series 2007-57, Class PO, PO, 03/20/37	526
549	Series 2007-71, Class SB, IF, IO, 6.497%, 07/20/36	35
616	Series 2007-72, Class US, IF, IO, 6.347%, 11/20/37	109
634	Series 2007-73, Class MI, IF, IO, 5.797%, 11/20/37	99
1,227	Series 2007-76, Class SA, IF, IO, 6.327%, 11/20/37	216
624	Series 2007-79, Class SY, IF, IO, 6.347%, 12/20/37	106
367	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	76
1,223	Series 2008-2, Class NS, IF, IO, 6.342%, 01/16/38	224
687	Series 2008-10, Class S, IF, IO, 5.627%, 02/20/38	100
482	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	58
981	Series 2008-36, Class SH, IF, IO, 6.097%, 04/20/38	159
5,220	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	961
585	Series 2008-55, Class SA, IF, IO, 5.997%, 06/20/38	90
154	Series 2008-60, Class PO, PO, 01/20/38	152
307	Series 2008-71, Class SC, IF, IO, 5.797%, 08/20/38	44
720	Series 2008-93, Class AS, IF, IO, 5.497%, 12/20/38	103
915	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	141
591	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	40
1,846	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	325
694	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	162
646	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	117
1,781	Series 2009-22, Class SA, IF, IO, 6.067%, 04/20/39	266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
506	Series 2009-25, Class SE, IF, IO, 7.397%, 09/20/38	104
417	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	73
424	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	85
731	Series 2009-43, Class SA, IF, IO, 5.747%, 06/20/39	106
573	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	77
1,587	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	239
371	Series 2009-79, Class OK, PO, 11/16/37	318
554	Series 2010-14, Class CO, PO, 08/20/35	507
3,363	Series 2010-31, Class NO, PO, 03/20/40	3,018
413	Series 2010-130, Class CP, 7.000%, 10/16/40	488
3,274	Series 2010-157, Class OP, PO, 12/20/40	2,894
3,897	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	4,281
995	Series 2011-22, Class WA, VAR, 5.940%, 02/20/37	1,112
1,958	Series 2011-75, Class SM, IF, IO, 6.397%, 05/20/41	394
2,735	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42	2,756
794	Series 2012-141, Class WC, VAR, 3.750%, 01/20/42	832
4,097	Series 2012-H10, Class FA, VAR, 0.738%, 12/20/61	4,111
1,789	Series 2012-H15, Class FA, VAR, 0.638%, 05/20/62	1,792
3,163	Series 2012-H21, Class CF, VAR, 0.888%, 05/20/61	3,175
2,731	Series 2012-H21, Class DF, VAR, 0.838%, 05/20/61	2,730
4,347	Series 2012-H22, Class FD, VAR, 0.658%, 01/20/61	4,351
1,015	Series 2012-H24, Class FA, VAR, 0.638%, 03/20/60	1,017
2,630	Series 2012-H24, Class FG, VAR, 0.618%, 04/20/60	2,630
1,833	Series 2012-H26, Class MA, VAR, 0.738%, 07/20/62	1,837
2,466	Series 2012-H28, Class FA, VAR, 0.768%, 09/20/62	2,462
1,726	Series 2012-H29, Class FA, VAR, 0.703%, 10/20/62	1,725

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,649	Series 2012-H30, Class PA, VAR, 0.638%, 11/20/59	2,653
1,926	Series 2012-H31, Class FD, VAR, 0.528%, 12/20/62	1,918
3,559	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	3,896
2,796	Series 2013-75, Class WA, VAR, 5.227%, 06/20/40	3,125
1,526	Series 2013-91, Class WA, VAR, 4.509%, 04/20/43	1,635
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,402
2,973	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,973
1,029	Series 2013-H03, Class FA, VAR, 0.488%, 08/20/60	1,029
1,466	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,466
4,406	Series 2013-H05, Class FB, VAR, 0.588%, 02/20/62	4,406
1,774	Series 2013-H07, Class HA, VAR, 0.598%, 03/20/63	1,764
9,597	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,646
1,646	Series 2013-H08, Class FC, VAR, 0.638%, 02/20/63	1,648
1,881	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,880
3,856	Series 2013-H18, Class JA, VAR, 0.788%, 08/20/63	3,877
1,320	Series 2014-188, Class W, VAR, 4.692%, 10/20/41	1,441
1,815	Series 2014-H01, Class FD, VAR, 0.838%, 01/20/64	1,824
1,850	Series 2014-H09, Class TA, VAR, 0.788%, 04/20/64	1,855
6,458	Series 2015-H05, Class FC, VAR, 0.668%, 02/20/65	6,461
10,010	Series 2015-H10, Class FC, VAR, 0.668%, 04/20/65	10,009
7,854	Series 2015-H12, Class FA, VAR, 0.668%, 05/20/65	7,867
1,936	Series 2015-H15, Class FD, VAR, 0.628%, 06/20/65	1,913
4,493	Series 2015-H15, Class FJ, VAR, 0.628%, 06/20/65	4,462
3,953	Series 2015-H16, Class FG, VAR, 0.628%, 07/20/65	3,933

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Vendee Mortgage Trust,
399	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	437
633	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	716
599	Series 1996-1, Class 1Z, 6.750%, 02/15/26	682
475	Series 1996-2, Class 1Z, 6.750%, 06/15/26	544
834	Series 1997-1, Class 2Z, 7.500%, 02/15/27	978
994	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,188
1,900	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,162
6,293	Series 2003-2, Class Z, 5.000%, 05/15/33	7,153

		605,495

	Non-Agency CMO — 4.6%
	Ajax Mortgage Loan Trust,
2,081	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	2,061
2,589	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e)	2,616
1,854	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,854
	Alternative Loan Trust,
12,911	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	13,007
1,596	Series 2005-1CB, Class 1A6, IF, IO, 6.901%, 03/25/35	332
3,943	Series 2005-20CB, Class 3A8, IF, IO, 4.551%, 07/25/35	485
7,000	Series 2005-22T1, Class A2, IF, IO, 4.871%, 06/25/35	1,054
4,127	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,009
141	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	113
5,561	Series 2005-37T1, Class A2, IF, IO, 4.851%, 09/25/35	891
3,524	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,222
8,860	Series 2005-54CB, Class 1A2, IF, IO, 4.651%, 11/25/35	996
2,178	Series 2005-57CB, Class 3A2, IF, IO, 4.901%, 12/25/35	292
1,348	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,273
3,810	Series 2005-J1, Class 1A4, IF, IO, 4.901%, 02/25/35	323
2,059	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	American General Mortgage Loan Trust,
950	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	960
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	490
	ASG Resecuritization Trust,
378	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	373
396	Series 2009-2, Class G60, VAR, 4.822%, 05/24/36 (e)	397
2,012	Series 2009-3, Class A65, VAR, 2.093%, 03/26/37 (e)	2,003
671	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	675
490	Series 2010-2, Class A60, VAR, 1.799%, 01/28/37 (e)	483
631	Series 2011-1, Class 3A50, VAR, 2.559%, 11/28/35 (e)	621
	Banc of America Alternative Loan Trust,
139	Series 2003-2, Class PO, PO, 04/25/33	124
244	Series 2003-11, Class PO, PO, 01/25/34	212
101	Series 2004-6, Class 15PO, PO, 07/25/19	98
1,175	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,107
3,086	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	712
784	Series 2006-4, Class 1A4, 6.000%, 05/25/46	549
	Banc of America Funding Trust,
300	Series 2004-1, Class PO, PO, 03/25/34	247
302	Series 2004-2, Class 30PO, PO, 09/20/34	252
205	Series 2004-C, Class 1A1, VAR, 2.862%, 12/20/34	203
606	Series 2005-6, Class 2A7, 5.500%, 10/25/35	596
424	Series 2005-7, Class 30PO, PO, 11/25/35	343
247	Series 2005-8, Class 30PO, PO, 01/25/36	173
932	Series 2005-E, Class 4A1, VAR, 2.733%, 03/20/35	928
495	Series 2006-A, Class 3A2, VAR, 2.747%, 02/20/36	401
	Banc of America Mortgage Trust,
73	Series 2003-3, Class 2A1, VAR, 0.749%, 05/25/18	71
58	Series 2003-6, Class 2A1, VAR, 0.649%, 08/25/18	57
23	Series 2003-7, Class A2, 4.750%, 09/25/18	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
113	Series 2003-8, Class APO, PO, 11/25/33	93
574	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
46	Series 2004-4, Class APO, PO, 05/25/34	40
737	Series 2004-5, Class 2A2, 5.500%, 06/25/34	751
360	Series 2004-6, Class 2A5, PO, 07/25/34	315
177	Series 2004-6, Class APO, PO, 07/25/34	157
17	Series 2004-8, Class 5PO, PO, 05/25/32	15
20	Series 2004-8, Class XPO, PO, 10/25/34	18
222	Series 2004-A, Class 2A2, VAR, 2.669%, 02/25/34	223
691	Series 2004-J, Class 3A1, VAR, 2.874%, 11/25/34	677
625	Series 2005-10, Class 1A6, 5.500%, 11/25/35	593
	BCAP LLC Trust,
339	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	358
227	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	233
317	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	318
147	Series 2010-RR7, Class 16A1, VAR, 0.868%, 02/26/47 (e)	147
132	Series 2010-RR7, Class 1A5, VAR, 2.673%, 04/26/35 (e)	130
1,772	Series 2010-RR7, Class 2A1, VAR, 2.169%, 07/26/45 (e)	1,775
83	Series 2010-RR8, Class 3A3, VAR, 2.738%, 05/26/35 (e)	83
1,500	Series 2010-RR8, Class 3A4, VAR, 2.738%, 05/26/35 (e)	1,436
443	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	443
489	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	493
1,633	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,651
1,150	Series 2011-RR5, Class 11A3, VAR, 0.341%, 05/28/36 (e)	1,134
1,661	Series 2011-RR10, Class 2A1, VAR, 1.074%, 09/26/37 (e)	1,597
783	Series 2012-RR2, Class 1A1, VAR, 0.357%, 08/26/36 (e)	773
698	Series 2012-RR3, Class 2A5, VAR, 2.055%, 05/26/37 (e)	699

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
912	Series 2012-RR10, Class 3A1, VAR, 0.381%, 05/26/36 (e)	871
1,802	Series 2015-RR4, Class 1A1, VAR, 1.189%, 09/11/38 (e)	1,692
	Bear Stearns ARM Trust,
161	Series 2003-7, Class 3A, VAR, 2.503%, 10/25/33	161
643	Series 2004-1, Class 12A1, VAR, 2.754%, 04/25/34	638
100	Series 2004-2, Class 14A, VAR, 3.049%, 05/25/34	100
1,313	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	1,325
3,337	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	3,310
	CHL Mortgage Pass-Through Trust,
412	Series 2004-7, Class 2A1, VAR, 2.499%, 06/25/34	404
195	Series 2004-8, Class 2A1, 4.500%, 06/25/19	200
170	Series 2004-HYB1, Class 2A, VAR, 2.519%, 05/20/34	162
671	Series 2004-HYB3, Class 2A, VAR, 2.293%, 06/20/34	638
580	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	556
193	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	198
948	Series 2005-16, Class A23, 5.500%, 09/25/35	928
2,853	Series 2005-22, Class 2A1, VAR, 2.486%, 11/25/35	2,419
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
125	Series 2005-5, Class APO, PO, 08/25/35	110
100	Series 2005-8, Class APO, PO, 11/25/35	79
	Citigroup Mortgage Loan Trust,
971	Series 2008-AR4, Class 1A1A, VAR, 2.721%, 11/25/38 (e)	969
425	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	442
2,275	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,302
2,619	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	2,665
496	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	483

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust, Inc.,
226	Series 2003-1, Class 2A5, 5.250%, 10/25/33	230
117	Series 2003-1, Class 2A6, PO, 10/25/33	105
81	Series 2003-1, Class PO2, PO, 10/25/33	73
85	Series 2003-1, Class PO3, PO, 09/25/33	75
64	Series 2003-UP3, Class A3, 7.000%, 09/25/33	66
130	Series 2003-UST1, Class A1, 5.500%, 12/25/18	131
25	Series 2003-UST1, Class PO1, PO, 12/25/18	24
21	Series 2003-UST1, Class PO3, PO, 12/25/18	20
132	Series 2004-UST1, Class A6, VAR, 2.258%, 08/25/34	127
376	Series 2005-1, Class 2A1A, VAR, 2.641%, 04/25/35	296
417	Series 2005-2, Class 2A11, 5.500%, 05/25/35	434
472	Series 2005-5, Class 1A2, VAR, 2.807%, 08/25/35	343
	Credit Suisse First Boston Mortgage Securities Corp.,
577	Series 2003-1, Class DB1, VAR, 6.706%, 02/25/33	584
60	Series 2003-17, Class 2A1, 5.000%, 07/25/18	61
249	Series 2003-21, Class 1A4, 5.250%, 09/25/33	258
420	Series 2003-25, Class 1P, PO, 10/25/33	363
22	Series 2004-5, Class 5P, PO, 08/25/19	21
2,263	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,300
2,519	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,502
	CSMC,
6,924	Series 2010-11R, Class A6, VAR, 1.187%, 06/28/47 (e)	6,674
831	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	836
634	Series 2011-6R, Class 3A1, VAR, 2.845%, 07/28/36 (e)	638
133	Series 2011-9R, Class A1, VAR, 2.189%, 03/27/46 (e)	133
490	Series 2012-3R, Class 1A1, VAR, 2.375%, 07/27/37 (e)	487
427	CSMC Trust, Series 2010-16, Class A3, VAR, 3.825%, 06/25/50 (e)	429

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
200	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	200
1	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	1
	First Horizon Alternative Mortgage Securities Trust,
913	Series 2004-AA4, Class A1, VAR, 2.238%, 10/25/34	902
1,334	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,191
2,328	Series 2007-FA4, Class 1A2, IF, IO, 5.451%, 08/25/37	479
	First Horizon Mortgage Pass-Through Trust,
451	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	449
1,251	Series 2005-AR1, Class 2A2, VAR, 2.617%, 04/25/35	1,248
	GMACM Mortgage Loan Trust,
459	Series 2003-AR1, Class A4, VAR, 2.639%, 10/19/33	454
226	Series 2004-J5, Class A7, 6.500%, 01/25/35	239
78	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	81
3,911	Series 2005-AR3, Class 3A4, VAR, 2.944%, 06/19/35	3,854
	GSMPS Mortgage Loan Trust,
823	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	852
1,221	Series 2005-RP3, Class 1AF, VAR, 0.549%, 09/25/35 (e)	1,039
922	Series 2005-RP3, Class 1AS, IO, VAR, 4.657%, 09/25/35 (e)	118
4,043	Series 2006-RP2, Class 1AS2, IF, IO, 5.837%, 04/25/36 (e)	493
	GSR Mortgage Loan Trust,
696	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	722
596	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	641
453	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	469
233	Series 2005-4F, Class AP, PO, 05/25/35	210
2,020	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,106
2,692	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,418
2,148	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,121

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,170	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,127
	Impac CMB Trust,
2,112	Series 2004-7, Class 1A1, VAR, 0.939%, 11/25/34	2,006
266	Series 2005-4, Class 2A1, VAR, 0.499%, 05/25/35	261
	Impac Secured Assets Trust,
596	Series 2006-1, Class 2A1, VAR, 0.549%, 05/25/36	577
465	Series 2006-2, Class 2A1, VAR, 0.549%, 08/25/36	459
	JP Morgan Mortgage Trust,
1,130	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	1,134
1,523	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	1,527
270	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	272
274	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.626%, 09/26/36 (e)	276
	Lehman Mortgage Trust,
571	Series 2006-2, Class 1A1, VAR, 5.965%, 04/25/36	533
1,091	Series 2008-2, Class 1A6, 6.000%, 03/25/38	883
100	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.191%, 11/27/37 (e)	100
	MASTR Adjustable Rate Mortgages Trust,
71	Series 2004-4, Class 2A1, VAR, 2.013%, 05/25/34	63
651	Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	655
1,463	Series 2004-13, Class 3A7, VAR, 2.757%, 11/21/34	1,500
375	Series 2004-15, Class 3A1, VAR, 3.135%, 12/25/34	372
	MASTR Alternative Loan Trust,
168	Series 2003-3, Class 1A1, 6.500%, 05/25/33	178
503	Series 2003-9, Class 8A1, 6.000%, 01/25/34	509
504	Series 2004-3, Class 2A1, 6.250%, 04/25/34	532
707	Series 2004-4, Class 10A1, 5.000%, 05/25/24	746
411	Series 2004-6, Class 30PO, PO, 07/25/34	323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
594	Series 2004-6, Class 7A1, 6.000%, 07/25/34	604
268	Series 2004-7, Class 30PO, PO, 08/25/34	207
764	Series 2004-8, Class 6A1, 5.500%, 09/25/19	787
122	Series 2004-10, Class 1A1, 4.500%, 09/25/19	123
	MASTR Asset Securitization Trust,
30	Series 2003-2, Class 2A1, 4.500%, 03/25/18	30
13	Series 2003-3, Class 4A1, 5.000%, 04/25/18	13
40	Series 2003-4, Class 3A2, 5.000%, 05/25/18	40
82	Series 2003-12, Class 30PO, PO, 12/25/33	73
68	Series 2004-1, Class 30PO, PO, 02/25/34	58
18	Series 2004-4, Class 3A1, 4.500%, 04/25/19	19
32	Series 2004-6, Class 15PO, PO, 07/25/19	32
50	Series 2004-8, Class 1A1, 4.750%, 08/25/19	51
20	Series 2004-8, Class PO, PO, 08/25/19	19
2,372	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.549%, 05/25/35 (e)	1,938
800	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	640
	Merrill Lynch Mortgage Investors Trust,
256	Series 2003-E, Class A1, VAR, 0.819%, 10/25/28	244
2,368	Series 2003-F, Class A1, VAR, 0.839%, 10/25/28	2,310
649	Series 2004-1, Class 2A1, VAR, 2.166%, 12/25/34	652
493	Series 2004-A, Class A1, VAR, 0.659%, 04/25/29	473
15	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	16
539	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.839%, 02/25/35	526
438	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	439
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
165	Series 2003-A1, Class A1, 5.500%, 05/25/33	170
100	Series 2003-A1, Class A2, 6.000%, 05/25/33	104
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	49
4	Series 2003-A1, Class A7, 5.000%, 04/25/18	4

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
6	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	6
243	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	245
	RALI Trust,
156	Series 2002-QS8, Class A5, 6.250%, 06/25/17	157
48	Series 2002-QS16, Class A3, IF, 16.206%, 10/25/17	49
3,912	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,119
137	Series 2003-QS3, Class A2, IF, 16.061%, 02/25/18	145
342	Series 2003-QS9, Class A3, IF, IO, 7.351%, 05/25/18	23
362	Series 2003-QS12, Class A2A, IF, IO, 7.401%, 06/25/18	24
110	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	5
799	Series 2003-QS14, Class A1, 5.000%, 07/25/18	809
257	Series 2003-QS18, Class A1, 5.000%, 09/25/18	261
1,295	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,363
1,676	Series 2004-QA6, Class NB2, VAR, 3.065%, 12/26/34	1,391
	RBSSP Resecuritization Trust,
358	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	376
372	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	379
651	Series 2009-12, Class 1A1, VAR, 5.822%, 11/25/33 (e)	683
460	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	464
	Residential Asset Securitization Trust,
262	Series 2003-A13, Class A3, 5.500%, 01/25/34	269
16	Series 2003-A14, Class A1, 4.750%, 02/25/19	16
2,577	Series 2005-A2, Class A4, IF, IO, 4.851%, 03/25/35	352
708	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	638
	RFMSI Trust,
49	Series 2003-S13, Class A3, 5.500%, 06/25/33	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
60	Series 2003-S14, Class A4, PO, 07/25/18	57
118	Series 2004-S3, Class A1, 4.750%, 03/25/19	119
406	Series 2004-S6, Class 2A6, PO, 06/25/34	347
64	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	64
622	Series 2005-SA4, Class 1A1, VAR, 2.832%, 09/25/35	520
15	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	13
	Salomon Brothers Mortgage Securities VII, Inc.,
243	Series 2003-HYB1, Class A, VAR, 2.501%, 09/25/33	246
11	Series 2003-UP2, Class PO1, PO, 12/25/18	10
	Springleaf Mortgage Loan Trust,
1,526	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	1,526
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,132
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	591
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	457
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	268
1,375	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,373
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,119
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	903
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	638
2,564	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,565
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,071
683	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	682
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,168
591	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.357%, 06/25/34	588
700	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.865%, 10/19/34	669
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
767	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	783

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,379	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,417
	Structured Asset Securities Corp. Trust,
147	Series 2005-6, Class 4A1, 5.000%, 05/25/35	150
193	Series 2005-10, Class 5A9, 5.250%, 12/25/34	192
	Thornburg Mortgage Securities Trust,
396	Series 2003-4, Class A1, VAR, 0.839%, 09/25/43	382
996	Series 2004-4, Class 3A, VAR, 1.871%, 12/25/44	985
	WaMu Mortgage Pass-Through Certificates Trust,
147	Series 2003-AR8, Class A, VAR, 2.489%, 08/25/33	151
2,266	Series 2003-AR9, Class 1A6, VAR, 2.468%, 09/25/33	2,292
328	Series 2003-AR9, Class 2A, VAR, 2.524%, 09/25/33	325
136	Series 2003-S8, Class A6, 4.500%, 09/25/18	137
1,056	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,084
89	Series 2003-S9, Class P, PO, 10/25/33	71
188	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	190
157	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	159
1,758	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,793
258	Series 2006-AR10, Class 2P, VAR, 2.422%, 09/25/36	228
188	Series 2006-AR12, Class 2P, VAR, 1.873%, 10/25/36	136
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
7,982	Series 2005-2, Class 1A4, IF, IO, 4.851%, 04/25/35	1,175
1,791	Series 2005-2, Class 2A3, IF, IO, 4.801%, 04/25/35	224
2,136	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	442
2,568	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,354
2,046	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	428
594	Series 2005-6, Class 2A4, 5.500%, 08/25/35	568
3,811	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,643

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
971	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	956
	Wells Fargo Mortgage-Backed Securities Trust,
188	Series 2003-K, Class 1A1, VAR, 2.520%, 11/25/33	189
356	Series 2003-K, Class 1A2, VAR, 2.520%, 11/25/33	362
422	Series 2004-EE, Class 2A1, VAR, 2.703%, 12/25/34	425
507	Series 2004-EE, Class 3A1, VAR, 2.624%, 12/25/34	511
2,304	Series 2004-P, Class 2A1, VAR, 2.734%, 09/25/34	2,312
442	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	447
180	Series 2005-16, Class APO, PO, 01/25/36	142
3,966	Series 2005-AR3, Class 1A1, VAR, 2.723%, 03/25/35	3,995
407	Series 2005-AR8, Class 2A1, VAR, 2.655%, 06/25/35	409
342	Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	346
509	Series 2006-2, Class APO, PO, 03/25/36	329
207	Series 2006-4, Class 1APO, PO, 04/25/36	174
1,068	Series 2007-7, Class A7, 6.000%, 06/25/37	1,070
308	Series 2007-11, Class A14, 6.000%, 08/25/37	305

		204,612

	Total Collateralized Mortgage Obligations (Cost $770,339)	810,107

Commercial Mortgage-Backed Securities — 3.4%
	A10 Securitization LLC,
280	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	280
2,911	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,896
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,292
	A10 Term Asset Financing LLC,
2,487	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,502
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	701
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.248%, 08/15/31 (e)	608

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
710	Series 2014-FL2, Class C, VAR, 2.698%, 08/15/31 (e)	706
400	Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	399
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	559
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,206
	Banc of America Commercial Mortgage Trust,
132	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	132
1,956	Series 2006-4, Class A4, 5.634%, 07/10/46	1,996
907	Series 2006-5, Class A4, 5.414%, 09/10/47	928
1,279	Series 2007-5, Class A4, 5.492%, 02/10/51	1,343
307	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	307
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,403
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,472
	Bear Stearns Commercial Mortgage Securities Trust,
2,273	Series 2005-PWR8, Class X1, IO, VAR, 0.484%, 06/11/41 (e)	1
2,783	Series 2006-PW11, Class A4, VAR, 5.596%, 03/11/39	2,796
83,372	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	354
900	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.988%, 02/15/31 (e)	893
	COBALT CMBS Commercial Mortgage Trust,
493	Series 2006-C1, Class A4, 5.223%, 08/15/48	509
15,917	Series 2006-C1, Class IO, IO, VAR, 0.979%, 08/15/48	135
	COMM Mortgage Trust,
2,935	Series 2012-CR2, Class XA, IO, VAR, 2.044%, 08/15/45	265
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,749
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,061
1,400	Series 2014-TWC, Class A, VAR, 1.037%, 02/13/32 (e)	1,394

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,186
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,893
105	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	105
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	308
626	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.860%, 03/15/39	631
3,018	CSMC, Series 2014-ICE, Class A, VAR, 0.998%, 04/15/27 (e)	2,995
35	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	35
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.320%, 02/25/23	2,682
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,543
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,431
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,004
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,498
1,628	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	1,630
1,946	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,027
1,343	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,363
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	494
604	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	605
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,022
	JP Morgan Chase Commercial Mortgage Securities Trust,
363	Series 2005-CB11, Class AJ, VAR, 5.588%, 08/12/37	363
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	399
989	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,044
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,034

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	LB-UBS Commercial Mortgage Trust,
399	Series 2006-C1, Class A4, 5.156%, 02/15/31	401
35,850	Series 2006-C7, Class XW, IO, VAR, 0.851%, 11/15/38 (e)	248
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	315
814	Series 2007-C2, Class A3, 5.430%, 02/15/40	851
1,729	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,730
	ML-CFC Commercial Mortgage Trust,
2,671	Series 2006-1, Class A4, VAR, 5.656%, 02/12/39	2,692
22,002	Series 2006-4, Class XC, IO, VAR, 0.799%, 12/12/49 (e)	135
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,088
	Morgan Stanley Capital I Trust,
32,931	Series 2006-IQ12, Class X1, IO, VAR, 0.639%, 12/15/43 (e)	149
63,240	Series 2007-HQ11, Class X, IO, VAR, 0.386%, 02/12/44 (e)	159
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	811
	Morgan Stanley Re-REMIC Trust,
828	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	826
2,591	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,587
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,603
	NCUA Guaranteed Notes Trust,
18,729	Series 2010-C1, Class A2, 2.900%, 10/29/20	18,858
7,747	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,778
	NorthStar, (Cayman Islands),
1,484	Series 2013-1A, Class A, VAR, 2.041%, 08/25/29 (e)	1,485
1,392	Series 2013-1A, Class B, VAR, 5.191%, 08/25/29 (e)	1,406
666	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	665
	PFP III Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	1,380
1,055	Series 2015-2, Class C, VAR, 3.444%, 07/14/34 (e)	1,055
730	Series 2015-2, Class D, VAR, 4.194%, 07/14/34 (e)	730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	RAIT Trust,
1,960	Series 2014-FL3, Class A, VAR, 1.448%, 12/15/31 (e)	1,956
1,986	Series 2014-FL3, Class AS, VAR, 1.987%, 12/15/31 (e)	1,977
736	Series 2014-FL3, Class B, VAR, 2.848%, 12/15/31 (e)	731
1,759	Series 2015-FL4, Class A, VAR, 1.535%, 12/15/31 (e)	1,745
1,450	Series 2015-FL4, Class AS, VAR, 1.937%, 12/15/31 (e)	1,452
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	666
836	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	852
	Resource Capital Corp., Ltd., (Cayman Islands),
600	Series 2015-CRE4, Class A, VAR, 1.587%, 08/15/32 (e)	600
1,151	Series 2015-CRE4, Class B, VAR, 3.187%, 08/15/32 (e)	1,151
1,797	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	1,796
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,301
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,087
10,087	Series 2012-C2, Class XA, IO, VAR, 1.885%, 05/10/63 (e)	692
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	863
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,401
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,298
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,517
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,117
567	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	567
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,842
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	830
400	Series 2013-C11, Class D, VAR, 4.320%, 03/15/45 (e)	381

	Total Commercial Mortgage-Backed Securities (Cost $152,885)	153,953

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.6%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	598
675	4.250%, 03/01/21	702
173	4.950%, 07/02/64	152
1,000	5.250%, 12/01/41	1,001

		2,453

	Automobiles — 0.1%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	532
305	2.250%, 03/02/20 (e)	298
981	2.375%, 08/01/18 (e)	987
739	2.625%, 09/15/16 (e)	749
1,425	2.950%, 01/11/17 (e)	1,453

		4,019

	Hotels, Restaurants & Leisure — 0.0% (g)
718	Starbucks Corp., 2.700%, 06/15/22	717

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.300%, 12/05/21	1,477
1,435	4.800%, 12/05/34	1,445

		2,922

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	113
400	6.650%, 11/15/37	470
250	6.900%, 08/15/39	300
1,075	7.300%, 04/30/28	1,294
505	8.000%, 10/17/16	542
430	8.875%, 04/26/23	568
	CBS Corp.,
265	3.375%, 03/01/22	260
475	3.700%, 08/15/24	459
792	4.000%, 01/15/26	777
345	4.600%, 01/15/45	299
360	4.900%, 08/15/44	318
140	5.500%, 05/15/33	141
	CCO Safari II LLC,
1,797	4.464%, 07/23/22 (e)	1,789
703	6.384%, 10/23/35 (e)	716
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	344

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Comcast Corp.,
347	3.375%, 08/15/25	346
555	4.200%, 08/15/34	542
1,082	4.250%, 01/15/33	1,071
400	6.450%, 03/15/37	498
1,355	6.500%, 11/15/35	1,686
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	418
885	4.800%, 02/01/35 (e)	789
125	8.375%, 03/01/39 (e)	155
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	534
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
775	3.800%, 03/15/22	769
376	3.950%, 01/15/25	365
1,000	4.600%, 02/15/21	1,051
522	5.000%, 03/01/21	560
2,000	6.000%, 08/15/40	2,053
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,053
569	4.950%, 05/15/42	492
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,568
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	268
310	4.375%, 04/01/21	335
800	5.950%, 04/01/41	963
515	6.400%, 04/30/40	643
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	285
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	474
1,278	3.950%, 09/30/21	1,323
441	4.500%, 05/23/43	398
325	4.700%, 10/15/19	353
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	324
1,218	5.850%, 05/01/17	1,292
400	6.550%, 05/01/37	403
800	8.250%, 04/01/19	936
300	Time Warner Cos., Inc., 7.570%, 02/01/24	365
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,678
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,645
555	4.750%, 03/29/21	598

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
313	5.375%, 10/15/41	323
150	6.200%, 03/15/40	168
172	6.250%, 03/29/41	194
265	6.500%, 11/15/36	306
250	7.625%, 04/15/31	313
171	7.700%, 05/01/32	222
	Viacom, Inc.,
235	2.750%, 12/15/19	231
600	3.125%, 06/15/22	538
67	3.250%, 03/15/23	60
808	3.875%, 12/15/21	786
464	4.375%, 03/15/43	342
250	4.500%, 02/27/42	188
262	4.850%, 12/15/34	221
130	6.250%, 04/30/16	134
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		38,982

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	479
462	4.375%, 09/01/23	474
526	4.500%, 12/15/34	480
157	5.125%, 01/15/42	147
230	7.450%, 07/15/17	253
455	Nordstrom, Inc., 4.000%, 10/15/21	483
200	Target Corp., 6.000%, 01/15/18	220

		2,536

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	206
502	Gap, Inc. (The), 5.950%, 04/12/21	556
	Home Depot, Inc. (The),
620	2.625%, 06/01/22	610
517	4.250%, 04/01/46	510
1,785	5.400%, 03/01/16	1,828
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	769
326	5.125%, 11/15/41	360
750	Series B, 7.110%, 05/15/37	987

		5,826

	Total Consumer Discretionary	57,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	654
920	5.750%, 04/01/36	1,081
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	923
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	111
750	Brown-Forman Corp., 4.500%, 07/15/45	767
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	265
510	4.828%, 07/15/20	564
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	806
255	Diageo Investment Corp., 8.000%, 09/15/22	328
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	354
	PepsiCo, Inc.,
287	1.250%, 08/13/17	287
368	3.000%, 08/25/21	375
852	3.100%, 07/17/22	863
59	7.900%, 11/01/18	70
500	VAR, 0.542%, 02/26/16	500
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	719

		8,667

	Food & Staples Retailing — 0.3%
858	Costco Wholesale Corp., 2.250%, 02/15/22	833
	CVS Health Corp.,
189	3.500%, 07/20/22	193
536	4.000%, 12/05/23	559
229	4.875%, 07/20/35	236
322	5.300%, 12/05/43	347
1,013	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,136
	Kroger Co. (The),
900	4.000%, 02/01/24	920
1,100	5.000%, 04/15/42	1,126
2,480	7.500%, 04/01/31	3,180
1,031	Walgreen Co., 3.100%, 09/15/22	995
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	539
663	3.800%, 11/18/24	648
386	4.500%, 11/18/34	356
400	4.800%, 11/18/44	370
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	872
255	6.200%, 04/15/38	323

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
350	7.550%, 02/15/30	492

		13,125

	Food Products — 0.3%
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,691
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	202
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	617
535	4.307%, 05/14/21 (e)	582
850	7.350%, 03/06/19 (e)	1,001
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	223
227	2.100%, 03/15/18	226
365	Kellogg Co., 1.750%, 05/17/17	366
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	821
694	5.000%, 06/04/42	707
1,187	6.125%, 08/23/18	1,318
1,793	6.875%, 01/26/39	2,195
560	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	579
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,537
777	Tyson Foods, Inc., 3.950%, 08/15/24	777

		12,842

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	217
426	3.050%, 08/15/25	423
71	7.500%, 11/01/18	84
643	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	775
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	170

		1,669

	Total Consumer Staples	36,303

	Energy — 2.0%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	203
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	251
175	Ensco plc, (United Kingdom), 5.200%, 03/15/25	157
	Halliburton Co.,
714	3.500%, 08/01/23	714
1,620	7.450%, 09/15/39	2,133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	192
200	5.000%, 09/15/20	199
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
115	3.950%, 03/15/22	93
238	4.000%, 03/16/18	235
83	5.250%, 03/15/42	56
300	6.050%, 03/01/41	218
363	6.950%, 04/01/45	295
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	448
	Transocean, Inc., (Cayman Islands),
361	4.300%, 10/15/22	250
513	6.500%, 11/15/20	422
648	6.875%, 12/15/21	517
100	7.500%, 04/15/31	69
198	7.850%, 12/15/41	140
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	262
113	5.950%, 04/15/42	86
110	6.500%, 08/01/36	91
350	9.875%, 03/01/39	378

		7,595

	Oil, Gas & Consumable Fuels — 1.8%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	167
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	391
	Apache Corp.,
138	3.250%, 04/15/22	133
556	4.750%, 04/15/43	507
500	6.900%, 09/15/18	564
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	246
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	317
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	936
1,283	2.237%, 05/10/19	1,285
1,182	2.750%, 05/10/23	1,123
451	3.506%, 03/17/25	444
437	3.814%, 02/10/24	440
900	4.742%, 03/11/21	985

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Buckeye Partners LP,
500	4.350%, 10/15/24	461
330	4.875%, 02/01/21	334
125	5.850%, 11/15/43	115
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	264
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	371
350	6.250%, 03/15/38	349
1,000	6.750%, 02/01/39	1,062
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	189
356	4.450%, 09/15/42	281
759	6.750%, 11/15/39	787
	Chevron Corp.,
560	2.355%, 12/05/22	531
1,000	4.950%, 03/03/19	1,100
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,816
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,817
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	299
	ConocoPhillips,
325	5.200%, 05/15/18	354
525	5.750%, 02/01/19	587
150	6.000%, 01/15/20	172
200	6.500%, 02/01/39	241
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,096
	ConocoPhillips Co.,
205	2.200%, 05/15/20	203
571	3.350%, 11/15/24	554
374	3.350%, 05/15/25	362
	Devon Energy Corp.,
750	3.250%, 05/15/22	724
522	4.750%, 05/15/42	482
360	6.300%, 01/15/19	403
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	464
773	5.375%, 06/26/26	718
	Encana Corp., (Canada),
545	6.500%, 05/15/19	597
150	6.500%, 08/15/34	140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	404
964	4.750%, 01/15/26	915
364	5.150%, 03/15/45	307
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	938
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	138
838	4.150%, 06/01/25	773
500	5.050%, 04/01/45	418
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	477
343	3.750%, 02/15/25	328
475	3.900%, 02/15/24	464
486	4.900%, 05/15/46	439
155	4.950%, 10/15/54	132
318	5.100%, 02/15/45	294
	EOG Resources, Inc.,
379	2.625%, 03/15/23	359
600	4.100%, 02/01/21	642
1,000	Exxon Mobil Corp., 2.397%, 03/06/22	975
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	893
180	Hess Corp., 7.875%, 10/01/29	216
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	236
1,700	7.875%, 09/15/31	2,118
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	324
1,127	5.150%, 10/15/43	1,072
250	6.550%, 07/15/19	283
	Marathon Oil Corp.,
833	3.850%, 06/01/25	761
902	5.900%, 03/15/18	980
1,620	6.000%, 10/01/17	1,750
578	Marathon Petroleum Corp., 3.625%, 09/15/24	557
314	Noble Energy, Inc., 5.050%, 11/15/44	280
	Occidental Petroleum Corp.,
402	1.750%, 02/15/17	404
1,022	3.500%, 06/15/25	1,021
	ONEOK Partners LP,
1,000	3.800%, 03/15/20	997
2,000	4.900%, 03/15/25	1,880
350	6.650%, 10/01/36	347

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	659
1,020	5.375%, 01/27/21	893
2,622	6.250%, 03/17/24	2,273
110	6.750%, 01/27/41	84
350	6.850%, 06/05/15[1]	261
175	7.875%, 03/15/19	176
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	357
1,045	6.800%, 05/15/38	1,276
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	350
974	4.500%, 01/23/26 (e)	925
393	4.875%, 01/18/24	392
492	5.500%, 06/27/44 (e)	425
617	5.625%, 01/23/46 (e)	543
846	6.375%, 01/23/45	822
	Phillips 66,
314	2.950%, 05/01/17	321
182	4.300%, 04/01/22	190
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	313
1,000	3.600%, 11/01/24	931
2,500	4.650%, 10/15/25	2,516
1,480	4.900%, 02/15/45	1,334
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	865
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	442
1,500	5.650%, 03/01/20	1,613
500	6.200%, 04/15/18	547
400	8.000%, 10/01/19	467
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	529
452	5.950%, 09/25/43	462
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	894
353	1.200%, 01/17/18	350
406	2.450%, 01/17/23	385
1,071	2.650%, 01/15/24	1,015
313	2.750%, 11/10/21	310
467	3.125%, 08/17/17	482
300	3.150%, 01/23/22	302
456	3.250%, 11/10/24	447
253	4.250%, 11/23/41	246

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	201
250	6.850%, 06/01/39	307
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	241
170	5.300%, 04/01/44	144
1,133	5.350%, 05/15/45	968
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	947
185	5.850%, 02/01/37	162
190	6.250%, 02/01/38	173
850	7.750%, 06/01/19	959
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	510
	Tosco Corp.,
310	7.800%, 01/01/27	398
400	8.125%, 02/15/30	552
124	Total Capital Canada Ltd., (Canada), VAR, 0.669%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	263
508	1.550%, 06/28/17	511
233	2.700%, 01/25/23	223
500	2.750%, 06/19/21	502
370	3.750%, 04/10/24	377
1,400	Total Capital S.A., (France), 2.300%, 03/15/16	1,413
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	613
340	6.500%, 08/15/18	382
1,100	7.250%, 08/15/38	1,359
74	Western Gas Partners LP, 5.375%, 06/01/21	78

		82,564

	Total Energy	90,159

	Financials — 8.1%
	Banks — 3.5%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,589
669	2.500%, 10/30/18 (e)	677
616	4.750%, 07/28/25 (e)	617
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	754
402	2.850%, 08/06/20 (e)	405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	893
1,268	2.400%, 11/23/16 (e)	1,290
228	4.875%, 01/12/21 (e)	255
	Bank of America Corp.,
600	2.000%, 01/11/18	600
150	3.300%, 01/11/23	148
520	3.625%, 03/17/16	527
4,752	3.875%, 08/01/25	4,800
972	4.000%, 04/01/24	993
547	4.100%, 07/24/23	565
851	4.250%, 10/22/26	838
2,065	5.000%, 05/13/21	2,260
2,730	5.625%, 10/14/16	2,853
740	5.625%, 07/01/20	831
420	5.750%, 12/01/17	454
400	5.875%, 01/05/21	456
2,996	6.400%, 08/28/17	3,254
1,564	6.875%, 04/25/18	1,752
875	7.625%, 06/01/19	1,034
1,510	7.800%, 09/15/16	1,603
900	Series L, 2.250%, 04/21/20	884
1,500	Series L, 2.650%, 04/01/19	1,514
921	Series L, 3.950%, 04/21/25	892
645	Series L, 5.650%, 05/01/18	702
	Bank of Montreal, (Canada),
1,666	1.400%, 09/11/17	1,666
1,106	2.550%, 11/06/22	1,070
	Bank of Nova Scotia (The), (Canada),
1,034	1.650%, 10/29/15 (e)	1,036
1,100	1.700%, 06/11/18	1,094
2,000	2.550%, 01/12/17	2,036
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,291
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,606
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	281
800	2.500%, 09/21/15 (e)	801
324	3.750%, 05/15/24	325
1,000	6.050%, 12/04/17 (e)	1,082
310	Series 1, 5.000%, 09/22/16	322
	Barclays plc, (United Kingdom),
792	2.875%, 06/08/20	789

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
508	3.650%, 03/16/25	483
435	5.250%, 08/17/45	436
	BB&T Corp.,
900	2.625%, 06/29/20	903
750	3.950%, 04/29/16	765
740	5.250%, 11/01/19	815
380	6.850%, 04/30/19	444
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	632
695	Branch Banking & Trust Co., 5.625%, 09/15/16	725
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	226
1,952	2.250%, 07/21/20 (e)	1,966
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,569
978	Capital One N.A., 2.350%, 08/17/18	977
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	990
507	1.800%, 02/05/18	505
800	1.850%, 11/24/17	800
1,096	2.150%, 07/30/18	1,096
500	2.400%, 02/18/20	496
871	3.750%, 06/16/24	879
433	3.875%, 10/25/23	440
1,200	4.300%, 11/20/26	1,191
569	4.400%, 06/10/25	572
500	4.450%, 01/10/17	519
555	4.650%, 07/30/45	554
250	5.300%, 05/06/44	264
298	5.375%, 08/09/20	331
865	5.500%, 09/13/25	940
321	5.875%, 01/30/42	373
2,154	6.000%, 08/15/17	2,325
475	6.125%, 11/21/17	517
250	6.625%, 01/15/28	311
400	8.125%, 07/15/39	581
1,409	8.500%, 05/22/19	1,701
	Comerica, Inc.,
260	3.000%, 09/16/15	260
148	3.800%, 07/22/26	146
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,100
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	143
1,000	2.250%, 01/14/20	992

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
455	3.375%, 01/19/17	468
789	3.875%, 02/08/22	825
1,488	4.375%, 08/04/25	1,486
500	5.800%, 09/30/10[2] (e)	542
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20 (e)	249
340	3.750%, 03/26/25 (e)	329
484	4.875%, 05/15/45 (e)	473
	Discover Bank,
343	2.600%, 11/13/18	343
1,000	3.200%, 08/09/21	984
601	4.200%, 08/08/23	608
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,014
	Fifth Third Bancorp,
70	2.300%, 03/01/19	70
958	2.875%, 07/27/20	958
760	5.450%, 01/15/17	798
	Fifth Third Bank,
600	2.375%, 04/25/19	602
340	2.875%, 10/01/21	338
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,427
666	4.125%, 08/12/20 (e)	714
575	4.750%, 01/19/21 (e)	634
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	519
939	4.250%, 08/18/25	930
530	4.875%, 01/14/22	579
556	5.100%, 04/05/21	614
600	6.100%, 01/14/42	743
	Huntington National Bank (The),
250	2.000%, 06/30/18	249
858	2.875%, 08/20/20	858
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	683
729	KeyBank N.A., 3.180%, 05/22/22	736
300	KeyCorp, 5.100%, 03/24/21	331
651	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	648
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,329
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	392
623	2.650%, 09/25/19 (e)	629

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	268
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,523
750	2.750%, 09/28/15 (e)	751
1,000	3.000%, 07/27/16 (e)	1,019
250	National City Bank, 5.800%, 06/07/17	267
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	994
1,800	3.125%, 03/20/17 (e)	1,848
945	4.875%, 05/13/21 (e)	1,011
400	PNC Bank N.A., 6.875%, 04/01/18	446
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	184
	PNC Funding Corp.,
709	3.300%, 03/08/22	719
567	4.375%, 08/11/20	613
970	5.250%, 11/15/15	979
950	5.625%, 02/01/17	1,002
595	6.700%, 06/10/19	690
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	982
1,450	1.875%, 02/05/20	1,443
1,789	2.000%, 10/01/18	1,808
1,000	2.200%, 07/27/18	1,009
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	401
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	921
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,145
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,344
880	SunTrust Banks, Inc., 6.000%, 09/11/17	952
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,439
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,363
521	2.250%, 11/05/19	523
	U.S. Bancorp,
550	1.650%, 05/15/17	553
540	3.000%, 03/15/22	546
566	4.125%, 05/24/21	612
1,277	7.500%, 06/01/26	1,649
896	U.S. Bank N.A., 2.800%, 01/27/25	864
4,780	Wachovia Corp., 5.750%, 02/01/18	5,228

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,177
1,826	2.625%, 12/15/16	1,862
453	3.000%, 02/19/25	436
850	3.500%, 03/08/22	873
484	4.100%, 06/03/26	486
694	4.300%, 07/22/27	705
702	4.480%, 01/16/24	733
500	4.600%, 04/01/21	547
920	4.650%, 11/04/44	902
1,280	5.606%, 01/15/44	1,428
2,350	5.625%, 12/11/17	2,558
1,045	SUB, 3.676%, 06/15/16	1,069
1,200	Series N, 2.150%, 01/30/20	1,190
	Wells Fargo Bank N.A.,
1,000	5.600%, 03/15/16	1,026
250	5.750%, 05/16/16	259
250	6.000%, 11/15/17	273
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	338
2,141	4.875%, 11/19/19	2,348

		154,214

	Capital Markets — 1.7%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,557
	Bank of New York Mellon Corp. (The),
1,789	2.400%, 01/17/17	1,816
700	3.250%, 09/11/24	695
413	3.550%, 09/23/21	430
950	3.650%, 02/04/24	971
760	4.600%, 01/15/20	830
	BlackRock, Inc.,
660	3.375%, 06/01/22	679
540	3.500%, 03/18/24	548
385	6.250%, 09/15/17	423
867	Series 2, 5.000%, 12/10/19	966
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	402
1,940	5.875%, 03/15/21 (e)	2,210
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	348
	Credit Suisse, (Switzerland),
417	1.750%, 01/29/18	416
728	2.300%, 05/28/19	728
271	3.000%, 10/29/21	270
402	3.625%, 09/09/24	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	588
1,600	2.950%, 08/20/20	1,599
805	6.000%, 09/01/17	870
500	FMR LLC, 6.450%, 11/15/39 (e)	621
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	949
545	2.625%, 01/31/19	551
764	2.900%, 07/19/18	781
557	3.500%, 01/23/25	544
3,060	3.625%, 02/07/16	3,095
525	3.750%, 05/22/25	523
800	4.000%, 03/03/24	818
848	5.250%, 07/27/21	943
1,366	5.375%, 03/15/20	1,515
1,200	5.750%, 01/24/22	1,364
4,310	5.950%, 01/18/18	4,697
420	6.150%, 04/01/18	463
685	6.750%, 10/01/37	817
2,678	7.500%, 02/15/19	3,128
949	Series D, 6.000%, 06/15/20	1,082
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	501
216	2.000%, 09/25/15 (e)	217
1,445	3.750%, 03/07/17 (e)	1,493
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	682
	Jefferies Group LLC,
450	3.875%, 11/09/15	452
1,015	5.125%, 04/13/18	1,070
1,010	6.450%, 06/08/27	1,039
880	6.875%, 04/15/21	983
	Macquarie Bank Ltd., (Australia),
291	2.600%, 06/24/19 (e)	292
1,000	2.850%, 07/29/20 (e)	1,008
1,000	4.000%, 07/29/25 (e)	988
3,220	5.000%, 02/22/17 (e)	3,372
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,344
1,650	6.250%, 01/14/21 (e)	1,872
	Morgan Stanley,
179	1.750%, 02/25/16	180
500	2.650%, 01/27/20	500
2,365	2.800%, 06/16/20	2,373
1,250	3.700%, 10/23/24	1,249

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
703	3.950%, 04/23/27	669
2,873	4.000%, 07/23/25	2,932
480	4.350%, 09/08/26	479
871	5.000%, 11/24/25	917
1,000	5.450%, 01/09/17	1,052
1,021	5.500%, 07/24/20	1,139
380	5.500%, 07/28/21	428
1,265	5.625%, 09/23/19	1,407
360	5.750%, 01/25/21	408
400	6.625%, 04/01/18	446
970	7.300%, 05/13/19	1,136
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,062
547	6.700%, 03/04/20	641
	State Street Corp.,
369	3.100%, 05/15/23	360
2,792	3.550%, 08/18/25	2,807
1,164	3.700%, 11/20/23	1,198
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	377
	UBS AG, (Switzerland),
365	4.875%, 08/04/20	405
244	5.750%, 04/25/18	267
247	5.875%, 12/20/17	269

		76,651

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	789
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,138
480	2.375%, 03/24/17	487
1,455	2.375%, 05/26/20	1,444
1,028	2.800%, 09/19/16	1,046
	American Honda Finance Corp.,
363	1.500%, 09/11/17 (e)	363
533	1.600%, 02/16/18 (e)	534
565	2.125%, 02/28/17 (e)	573
417	2.250%, 08/15/19	418
1,599	2.600%, 09/20/16 (e)	1,628
150	7.625%, 10/01/18 (e)	175
	Capital One Financial Corp.,
273	1.000%, 11/06/15	273
750	3.200%, 02/05/25	698
1,281	3.500%, 06/15/23	1,256

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	885
402	2.850%, 06/01/22	395
560	5.500%, 03/15/16	575
340	7.050%, 10/01/18	390
585	7.150%, 02/15/19	680
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	469
340	2.145%, 01/09/18	339
991	2.240%, 06/15/18	983
513	2.375%, 03/12/19	507
1,653	3.000%, 06/12/17	1,681
1,917	3.984%, 06/15/16	1,954
1,162	4.134%, 08/04/25	1,156
561	4.207%, 04/15/16	571
200	4.250%, 09/20/22	206
803	VAR, 1.561%, 05/09/16	806
1,091	General Motors Financial Co., Inc., 3.200%, 07/13/20	1,077
207	HSBC Finance Corp., 7.350%, 11/27/32	262
	HSBC USA, Inc.,
800	1.625%, 01/16/18	796
1,077	2.350%, 03/05/20	1,061
2,469	2.750%, 08/07/20	2,466
	John Deere Capital Corp.,
759	1.200%, 10/10/17	758
335	1.700%, 01/15/20	327
400	2.250%, 04/17/19	403
233	3.150%, 10/15/21	239
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	875
	PACCAR Financial Corp.,
626	1.400%, 05/18/18	622
663	1.600%, 03/15/17	668
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	412
2,480	2.000%, 09/15/16	2,510
558	2.100%, 01/17/19	561

		35,456

	Diversified Financial Services — 1.0%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,401
1,455	Bank of America N.A., 5.300%, 03/15/17	1,533

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,589
840	3.750%, 08/15/21	893
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	732
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,223
777	3.000%, 03/15/25	756
285	5.300%, 09/15/43	318
400	Countrywide Financial Corp., 6.250%, 05/15/16	413
	General Electric Capital Corp.,
167	1.000%, 12/11/15	167
750	2.300%, 04/27/17	762
2,000	3.100%, 01/09/23	2,005
2,000	3.150%, 09/07/22	2,011
650	4.625%, 01/07/21	713
2,100	4.650%, 10/17/21	2,310
191	5.300%, 02/11/21	215
2,500	5.400%, 02/15/17	2,647
1,785	5.500%, 01/08/20	2,014
4,380	5.625%, 05/01/18	4,811
330	5.875%, 01/14/38	401
2,772	Series A, 6.750%, 03/15/32	3,636
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	455
884	4.000%, 10/15/23	913
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	313
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	362
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,106
681	Series KK, 3.550%, 01/15/24	726
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
804	2.125%, 05/11/20	799
789	4.125%, 05/11/35	766
1,020	4.300%, 09/22/19	1,101
1,005	4.375%, 03/25/20	1,099
1,280	6.375%, 12/15/38	1,618
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	626
513	4.400%, 05/27/45 (e)	514

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
300	5.750%, 10/17/16 (e)	315

		46,475

	Insurance — 0.8%
455	ACE INA Holdings, Inc., 2.600%, 11/23/15	457
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	666
651	Allstate Corp. (The), 3.150%, 06/15/23	647
	American International Group, Inc.,
674	3.750%, 07/10/25	677
296	3.875%, 01/15/35	269
471	4.125%, 02/15/24	487
1,685	4.700%, 07/10/35	1,698
	Aon Corp.,
402	3.125%, 05/27/16	408
346	3.500%, 09/30/15	347
306	6.250%, 09/30/40	368
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	403
233	2.450%, 12/15/15	234
233	3.000%, 05/15/22	237
748	4.300%, 05/15/43	710
1,574	4.400%, 05/15/42	1,525
1,810	5.400%, 05/15/18	1,985
120	Chubb Corp. (The), 5.750%, 05/15/18	133
798	CNA Financial Corp., 3.950%, 05/15/24	793
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	443
	Lincoln National Corp.,
345	4.200%, 03/15/22	359
253	4.850%, 06/24/21	277
676	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	675
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	312
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,518
626	2.500%, 10/17/22 (e)	604
540	3.125%, 04/14/16 (e)	548
	MetLife, Inc.,
600	4.875%, 11/13/43	630
555	Series A, 6.817%, 08/15/18	634
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	639
604	1.500%, 01/10/18 (e)	601
300	1.875%, 06/22/18 (e)	300

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
820	2.500%, 09/29/15 (e)	821
400	3.125%, 01/11/16 (e)	403
1,900	3.650%, 06/14/18 (e)	1,996
1,277	3.875%, 04/11/22 (e)	1,330
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,606
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	128
3,951	2.150%, 06/18/19 (e)	3,945
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	683
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	859
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	381
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	304
953	2.250%, 10/15/18 (e)	966
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,314
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	315

		36,802

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
450	3.500%, 01/31/23	428
567	5.000%, 02/15/24	592
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	466
750	3.070%, 03/15/23 (e)	731
	Equity Commonwealth,
600	5.875%, 09/15/20	655
1,345	6.650%, 01/15/18	1,446
608	ERP Operating LP, 4.625%, 12/15/21	657
	HCP, Inc.,
492	2.625%, 02/01/20	488
265	3.400%, 02/01/25	245
234	3.875%, 08/15/24	226
230	4.200%, 03/01/24	228
598	4.250%, 11/15/23	597
970	5.375%, 02/01/21	1,064
	Health Care REIT, Inc.,
223	4.000%, 06/01/25	221
732	4.500%, 01/15/24	757

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
534	Prologis LP, 4.250%, 08/15/23	548
	Simon Property Group LP,
917	2.150%, 09/15/17	929
868	3.375%, 10/01/24	855
532	3.750%, 02/01/24	540
579	4.125%, 12/01/21	614
200	4.375%, 03/01/21	215
345	6.125%, 05/30/18	384
	Ventas Realty LP,
242	3.500%, 02/01/25	229
353	3.750%, 05/01/24	346
406	4.125%, 01/15/26	403

		13,864

	Thrifts & Mortgage Finance — 0.0% (g)
850	BPCE S.A., (France), 1.625%, 01/26/18	851

	Total Financials	364,313

	Health Care — 0.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
237	2.125%, 05/01/20	231
491	3.625%, 05/22/24	485
1,000	3.875%, 11/15/21	1,039
500	4.950%, 10/01/41	493
2,000	5.150%, 11/15/41	2,050
265	5.650%, 06/15/42	289
680	5.700%, 02/01/19	754
720	5.750%, 03/15/40	788
	Baxalta, Inc.,
500	3.600%, 06/23/22(e)	500
167	5.250%, 06/23/45(e)	168
	Celgene Corp.,
873	2.875%, 08/15/20	875
1,336	3.250%, 08/15/22	1,297
659	3.625%, 05/15/24	648
633	5.000%, 08/15/45	639
632	Gilead Sciences, Inc., 3.500%, 02/01/25	631

		10,887

	Health Care Equipment & Supplies — 0.1%
286	Baxter International, Inc., 1.850%, 06/15/18	284
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	162
243	3.734%, 12/15/24	242
100	5.000%, 05/15/19	109

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Medtronic, Inc.,
821	3.150%, 03/15/22 (e)	823
1,025	4.375%, 03/15/35 (e)	1,018

		2,638

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
265	4.500%, 05/15/42	257
440	6.750%, 12/15/37	549
	Anthem, Inc.,
467	2.300%, 07/15/18	467
615	3.125%, 05/15/22	594
280	3.300%, 01/15/23	271
500	4.625%, 05/15/42	474
535	4.650%, 01/15/43	503
648	4.650%, 08/15/44	611
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	536
690	3.750%, 09/15/25	692
900	Express Scripts Holding Co., 3.500%, 06/15/24	868
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	625
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	370
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	554
640	Texas Health Resources, 4.330%, 11/15/55	621
	UnitedHealth Group, Inc.,
472	1.900%, 07/16/18	473
173	2.750%, 02/15/23	167
400	2.875%, 03/15/23	390
697	3.350%, 07/15/22	713
1,050	3.375%, 11/15/21	1,080
560	4.625%, 07/15/35	586
620	6.625%, 11/15/37	789

		12,354

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	175
687	4.150%, 02/01/24	702

		877

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
992	1.750%, 11/06/17	991
1,164	2.500%, 05/14/20	1,151
609	2.900%, 11/06/22	588
422	3.200%, 11/06/22	417
783	4.500%, 05/14/35	750
	Actavis Funding SCS, (Luxembourg),
453	3.000%, 03/12/20	451
443	3.450%, 03/15/22	433
706	4.550%, 03/15/35	649
275	Actavis, Inc., 3.250%, 10/01/22	264
250	Allergan, Inc., 2.800%, 03/15/23	231
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	397
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,008
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	740
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	663
	Merck & Co., Inc.,
650	1.300%, 05/18/18	647
644	2.350%, 02/10/22	628
474	2.400%, 09/15/22	456
562	2.800%, 05/18/23	552
210	3.700%, 02/10/45	191
560	Novartis Capital Corp., 3.400%, 05/06/24	572
650	Pfizer, Inc., 3.000%, 06/15/23	642
	Zoetis, Inc.,
193	1.875%, 02/01/18	192
123	4.700%, 02/01/43	107

		12,720

	Total Health Care	39,476

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	537
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	502
400	6.375%, 06/01/19 (e)	453
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	771
200	Boeing Co. (The), 7.950%, 08/15/24	269
415	Honeywell International, Inc., 5.300%, 03/01/18	454

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	391
1,281	4.070%, 12/15/42	1,185
292	4.850%, 09/15/41	301
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	396
	Precision Castparts Corp.,
215	0.700%, 12/20/15	215
1,350	3.250%, 06/15/25	1,327
340	Raytheon Co., 3.150%, 12/15/24	336
	United Technologies Corp.,
214	1.800%, 06/01/17	216
681	3.100%, 06/01/22	683
543	4.150%, 05/15/45	524
914	4.500%, 06/01/42	927

		9,487

	Air Freight & Logistics — 0.0% (g)
318	FedEx Corp., 3.900%, 02/01/35	294
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	451
160	SUB, 8.375%, 04/01/30	227
214	United Parcel Service, Inc., 2.450%, 10/01/22	210

		1,182

	Airlines — 0.1%
409	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	414
208	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	222
597	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	636
184	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	202
404	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	446
195	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	197
416	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	437
157	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	166
401	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	417

		3,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	734
264	4.125%, 06/15/23	242
328	4.875%, 07/15/42	256
200	Pitney Bowes, Inc., 5.600%, 03/15/18	216
614	Republic Services, Inc., 3.550%, 06/01/22	621
	Waste Management, Inc.,
156	3.900%, 03/01/35	144
214	4.750%, 06/30/20	234

		2,447

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	286
145	4.375%, 05/08/42	142
789	Fluor Corp., 3.375%, 09/15/21	815

		1,470

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	181
170	4.000%, 11/02/32	163
570	5.600%, 05/15/18	621
300	7.625%, 04/01/24	373

		1,338

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	718
	General Electric Co.,
212	2.700%, 10/09/22	207
436	3.375%, 03/11/24	442
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	535
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	423
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	964
409	5.750%, 03/11/18	442
130	7.200%, 06/01/26	160

		3,891

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	160
	Deere & Co.,
819	2.600%, 06/08/22	799
346	3.900%, 06/09/42	323

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	408
1,920	3.900%, 09/01/42	1,807
290	Ingersoll-Rand Co., 6.391%, 11/15/27	338
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	610
215	5.500%, 05/15/18	237

		4,682

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	194
522	3.050%, 03/15/22	516
300	3.450%, 09/15/21	308
136	3.600%, 09/01/20	142
249	3.750%, 04/01/24	254
375	4.375%, 09/01/42	351
455	4.700%, 09/01/45	454
769	5.150%, 09/01/43	809
1,658	5.400%, 06/01/41	1,801
540	5.650%, 05/01/17	577
335	5.750%, 03/15/18	367
425	5.750%, 05/01/40	478
250	6.700%, 08/01/28	311
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	638
250	7.125%, 10/15/31	317
	CSX Corp.,
400	3.400%, 08/01/24	397
526	3.950%, 05/01/50	456
191	4.100%, 03/15/44	173
300	4.250%, 06/01/21	320
575	5.500%, 04/15/41	628
215	7.375%, 02/01/19	250
500	7.900%, 05/01/17	553
	ERAC USA Finance LLC,
559	4.500%, 08/16/21(e)	605
355	5.250%, 10/01/20(e)	396
436	5.625%, 03/15/42(e)	467
350	6.375%, 10/15/17(e)	382
746	6.700%, 06/01/34(e)	889
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	749
595	3.950%, 10/01/42	527
100	6.000%, 03/15/05[3]	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
1,776	6.000%, 05/23/11[4]	1,975
365	7.700%, 05/15/17	402
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18(e)	485
1,131	3.375%, 02/01/22(e)	1,096
	Ryder System, Inc.,
484	2.500%, 03/01/17	490
723	2.500%, 05/11/20	712
517	2.875%, 09/01/20	516
434	3.600%, 03/01/16	439
	Union Pacific Corp.,
182	2.950%, 01/15/23	178
838	3.646%, 02/15/24	858
710	4.163%, 07/15/22	755
200	4.300%, 06/15/42	199

		22,525

	Trading Companies & Distributors — 0.0% (g)
655	WW Grainger, Inc., 4.600%, 06/15/45	671

	Total Industrials	50,830

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	200
1,111	3.000%, 06/15/22	1,112
335	3.500%, 06/15/25	341
500	3.625%, 03/04/24	516
988	5.500%, 02/22/16	1,011
350	5.500%, 01/15/40	407
755	5.900%, 02/15/39	909

		4,496

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	223
190	4.500%, 03/01/23	195
165	6.000%, 04/01/20	182
500	6.875%, 06/01/18	551
1,563	7.500%, 01/15/27	1,868

		3,019

	Internet Software & Services — 0.1%
	eBay, Inc.,
937	2.600%, 07/15/22	849
563	2.875%, 08/01/21	541

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — continued
500	3.450%, 08/01/24	463
271	4.000%, 07/15/42	207

		2,060

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/08/18	407
3,267	1.625%, 05/15/20	3,193
765	6.220%, 08/01/27	931
3,675	7.625%, 10/15/18	4,314
	Xerox Corp.,
271	2.950%, 03/15/17	275
270	4.500%, 05/15/21	277
610	5.625%, 12/15/19	671
550	6.750%, 02/01/17	585

		10,653

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	797
652	3.700%, 07/29/25	660
1,185	4.000%, 12/15/32	1,135
453	4.900%, 07/29/45	466
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,597
365	Texas Instruments, Inc., 1.650%, 08/03/19	360

		5,015

	Software — 0.3%
470	Intuit, Inc., 5.750%, 03/15/17	498
	Microsoft Corp.,
262	0.875%, 11/15/17	261
720	1.625%, 09/25/15	721
384	2.125%, 11/15/22	369
500	2.375%, 02/12/22	493
1,310	2.375%, 05/01/23	1,250
291	3.500%, 02/12/35	269
1,155	3.625%, 12/15/23	1,204
305	4.000%, 02/12/55	275
117	4.500%, 10/01/40	120
	Oracle Corp.,
1,750	2.950%, 05/15/25	1,684
1,000	3.625%, 07/15/23	1,024
457	4.300%, 07/08/34	454
1,740	4.375%, 05/15/55	1,626
500	5.000%, 07/08/19	552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
1,422	5.250%, 01/15/16	1,447
813	5.750%, 04/15/18	898
475	6.500%, 04/15/38	603
586	Series NOTE, 2.800%, 07/08/21	588

		14,336

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
927	2.150%, 02/09/22	893
2,556	2.400%, 05/03/23	2,440
2,364	2.850%, 05/06/21	2,406
1,539	3.200%, 05/13/25	1,532
625	3.450%, 02/09/45	529
2,069	VAR, 0.550%, 05/03/18	2,068
300	Dell, Inc., 7.100%, 04/15/28	300
	EMC Corp.,
850	1.875%, 06/01/18	847
1,000	3.375%, 06/01/23	972
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	293
472	4.375%, 09/15/21	491
201	4.650%, 12/09/21	212
849	6.000%, 09/15/41	851

		13,834

	Total Information Technology	53,413

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	461
525	4.125%, 03/15/35	460
757	5.250%, 01/15/45	747
500	CF Industries, Inc., 7.125%, 05/01/20	592
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	525
850	3.500%, 10/01/24	819
693	4.125%, 11/15/21	719
200	5.250%, 11/15/41	201
375	7.375%, 11/01/29	476
73	8.550%, 05/15/19	88
	E.I. du Pont de Nemours & Co.,
350	4.900%, 01/15/41	366
1,740	6.000%, 07/15/18	1,935
	Ecolab, Inc.,
447	1.450%, 12/08/17	442
150	5.500%, 12/08/41	168

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
208	Monsanto Co., 4.700%, 07/15/64	180
	Mosaic Co. (The),
280	3.750%, 11/15/21	287
1,456	4.250%, 11/15/23	1,475
79	4.875%, 11/15/41	76
861	5.450%, 11/15/33	902
347	5.625%, 11/15/43	367
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	616
85	3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	132
122	6.650%, 03/15/18	136
355	9.000%, 05/01/21	464
473	Praxair, Inc., 2.650%, 02/05/25	452
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,255
850	7.750%, 10/01/96	1,054

		15,482

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	414
893	5.125%, 05/18/45 (e)	879

		1,293

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	826
150	5.000%, 09/30/43	154
410	5.400%, 03/29/17	435
560	6.500%, 04/01/19	639
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,267
1,138	4.550%, 11/14/24	878
784	5.400%, 11/14/34	565
500	5.450%, 03/15/43	355
283	Nucor Corp., 4.000%, 08/01/23	288
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	266
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	121
550	3.750%, 09/20/21	556
650	9.000%, 05/01/19	797
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	385
676	4.750%, 01/15/22	529

		8,452

	Total Materials	25,227

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
731	0.900%, 02/12/16	731
736	2.450%, 06/30/20	730
3,094	3.000%, 06/30/22	2,971
1,120	3.400%, 05/15/25	1,067
879	4.300%, 12/15/42	749
462	4.350%, 06/15/45	395
850	4.450%, 05/15/21	896
485	4.500%, 05/15/35	446
563	4.750%, 05/15/46	513
375	5.350%, 09/01/40	369
250	5.500%, 02/01/18	270
2,700	6.300%, 01/15/38	2,953
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	848
2,250	BellSouth Corp., 6.550%, 06/15/34	2,448
123	BellSouth Telecommunications LLC, 6.300%, 12/15/15	124
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	529
150	9.625%, 12/15/30	219
600	Centel Capital Corp., 9.000%, 10/15/19	713
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	339
232	4.875%, 03/06/42 (e)	232
400	6.000%, 07/08/19	456
325	8.750%, 06/15/30	460
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,229
1,436	3.482%, 06/16/25 (e)	1,416
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	569
1,305	9.000%, 03/01/31	1,846
741	Qwest Corp., 6.750%, 12/01/21	804

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	258
526	5.134%, 04/27/20	580
316	5.462%, 02/16/21	353
300	6.421%, 06/20/16	312
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	432
983	3.000%, 11/01/21	969
2,804	3.500%, 11/01/24	2,740
938	4.150%, 03/15/24	958
1,685	4.400%, 11/01/34	1,554
1,762	4.500%, 09/15/20	1,893
730	4.522%, 09/15/48	652
1,085	4.672%, 03/15/55	940
4,762	4.862%, 08/21/46	4,488
531	5.150%, 09/15/23	582
100	5.850%, 09/15/35	108
72	6.400%, 09/15/33	82
43	6.550%, 09/15/43	51
500	7.750%, 12/01/30	653
764	Verizon New England, Inc., 7.875%, 11/15/29	967
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	807
1,444	8.350%, 12/15/30	1,798
500	8.750%, 08/15/31	630

		46,396

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	645
592	3.125%, 07/16/22	578
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,557
400	8.750%, 05/01/32	539
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	345
1,200	1.625%, 03/20/17	1,199

		4,863

	Total Telecommunication Services	51,259

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
214	3.750%, 03/01/45	187
239	6.125%, 05/15/38	291

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
286	American Electric Power Co., Inc., 1.650%, 12/15/17	285
	Arizona Public Service Co.,
133	2.200%, 01/15/20	133
296	4.500%, 04/01/42	300
467	5.050%, 09/01/41	515
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	446
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,153
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	875
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	216
224	DTE Electric Co., 2.650%, 06/15/22	219
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	129
660	5.100%, 04/15/18	717
100	6.000%, 01/15/38	124
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	321
245	6.400%, 06/15/38	316
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,684
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	531
792	3.250%, 08/15/25	792
273	4.100%, 05/15/42	268
125	4.100%, 03/15/43	121
387	4.150%, 12/01/44	379
325	5.300%, 01/15/19	360
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	773
1,300	6.000%, 01/22/14[5] (e)	1,376
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,041
	Florida Power & Light Co.,
420	5.950%, 10/01/33	513
350	5.950%, 02/01/38	440
210	Georgia Power Co., 5.950%, 02/01/39	238
229	Great Plains Energy, Inc., 4.850%, 06/01/21	252
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,320
350	Series IO, 8.050%, 07/07/24	481
100	Indiana Michigan Power Co., 7.000%, 03/15/19	115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	115
797	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	871
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	398
1,400	5.300%, 10/01/41	1,521
125	MidAmerican Energy Co., 5.300%, 03/15/18	136
	Nevada Power Co.,
55	5.375%, 09/15/40	62
305	5.450%, 05/15/41	351
720	6.500%, 08/01/18	812
100	Series N, 6.650%, 04/01/36	130
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	368
725	6.000%, 03/01/19	807
225	7.875%, 12/15/15	229
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24(e)	495
300	4.881%, 08/15/19(e)	327
510	Northern States Power Co., 6.250%, 06/01/36	656
320	Ohio Power Co., 6.050%, 05/01/18	353
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	954
110	7.000%, 09/01/22	134
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	517
71	3.250%, 09/15/21	72
250	3.250%, 06/15/23	249
781	3.500%, 06/15/25	781
217	4.450%, 04/15/42	216
390	4.500%, 12/15/41	392
810	5.625%, 11/30/17	879
100	6.050%, 03/01/34	120
160	8.250%, 10/15/18	191
	PacifiCorp,
180	5.500%, 01/15/19	200
150	5.650%, 07/15/18	167
	PECO Energy Co.,
350	2.375%, 09/15/22	338
175	5.350%, 03/01/18	191
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,389
673	Progress Energy, Inc., 3.150%, 04/01/22	673

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	239
90	3.200%, 11/15/20	93
125	5.800%, 08/01/18	139
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,216
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	817
210	5.300%, 05/01/18	230
317	5.375%, 11/01/39	364
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	60
	Southern California Edison Co.,
144	1.845%, 02/01/22	143
785	5.500%, 08/15/18	872
1,185	6.050%, 03/15/39	1,485
200	Series 08-A, 5.950%, 02/01/38	246
318	Series C, 3.500%, 10/01/23	326
363	Southern Co. (The), 1.950%, 09/01/16	366
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	692
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	309
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	65
1,415	5.400%, 04/30/18	1,545
630	5.950%, 09/15/17	688
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	279
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	95
200	6.500%, 07/01/36	245

		44,702

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	120
828	4.150%, 01/15/43	787
375	8.500%, 03/15/19	448
308	Boston Gas Co., 4.487%, 02/15/42 (e)	313
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	367

		2,035

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	301
1,020	4.000%, 10/01/20	1,057
235	5.750%, 10/01/41	238
	PSEG Power LLC,
442	4.300%, 11/15/23	451
772	5.125%, 04/15/20	848
202	Southern Power Co., 5.150%, 09/15/41	202

		3,097

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	560
208	4.400%, 06/01/43	200
1,445	5.875%, 03/15/41	1,667
1,243	6.375%, 07/15/16	1,296
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	706
	Consumers Energy Co.,
216	2.850%, 05/15/22	215
130	5.650%, 04/15/20	147
235	Delmarva Power & Light Co., 4.000%, 06/01/42	226
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	373
920	Series F, 5.250%, 08/01/33	985
	DTE Energy Co.,
992	3.300%, 06/15/22 (e)	1,004
289	Series F, 3.850%, 12/01/23	299
	NiSource Finance Corp.,
370	3.850%, 02/15/23	383
1,256	5.800%, 02/01/42	1,433
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	368
275	6.000%, 06/01/26	339
	Sempra Energy,
350	2.875%, 10/01/22	335
236	3.550%, 06/15/24	233
1,013	4.050%, 12/01/23	1,041
1,150	6.150%, 06/15/18	1,283
180	6.500%, 06/01/16	187
460	9.800%, 02/15/19	571
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,013

		14,864

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	794

	Total Utilities	65,492

	Total Corporate Bonds (Cost $815,403)	833,927

Foreign Government Securities — 1.2%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	765
472	5.000%, 01/27/45	378
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	4,954
2,121	Zero Coupon, 02/15/24	1,685
5,535	Zero Coupon, 05/01/24	4,362
1,000	5.500%, 09/18/33	1,299
1,000	Series 1, Zero Coupon, 05/01/23	818
1,500	Series 2, Zero Coupon, 11/01/24	1,160
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,531
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,759
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,721
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,559
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,084
1,387	Province of Ontario, (Canada), 1.650%, 09/27/19	1,378
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	516
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	411
515	5.000%, 06/15/45	458
200	5.625%, 02/26/44	195
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	310
416	4.000%, 09/22/24	414
88	Republic of Peru, (Peru), 5.625%, 11/18/50	94
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,192
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,392
640	5.875%, 09/16/25	691
	Republic of Turkey, (Turkey),
2,350	4.250%, 04/14/26	2,203
719	5.750%, 03/22/24	765
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,060
788	3.600%, 01/30/25	773
1,732	4.000%, 10/02/23	1,760
200	4.600%, 01/23/46	183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
120	4.750%, 03/08/44	112
4,913	5.550%, 01/21/45	5,159

	Total Foreign Government Securities (Cost $50,722)	51,141

Mortgage Pass-Through Securities — 16.0%
	Federal Home Loan Mortgage Corp.,
90	ARM, 2.095%, 10/01/36	96
17	ARM, 2.120%, 07/01/19	17
345	ARM, 2.145%, 10/01/36	364
325	ARM, 2.204%, 11/01/36	347
900	ARM, 2.301%, 03/01/37	953
316	ARM, 2.348%, 12/01/36	337
207	ARM, 2.354%, 02/01/36	220
423	ARM, 2.355%, 12/01/33	453
759	ARM, 2.369%, 04/01/34	807
427	ARM, 2.375%, 01/01/35	455
32	ARM, 2.388%, 04/01/30	34
435	ARM, 2.412%, 11/01/36	464
187	ARM, 2.483%, 02/01/37	199
112	ARM, 2.500%, 05/01/36	118
411	ARM, 2.571%, 02/01/36	440
471	ARM, 2.653%, 10/01/36	506
273	ARM, 2.693%, 12/01/34	290
247	ARM, 3.438%, 07/01/36	258
1,220	ARM, 3.980%, 07/01/40	1,288
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
59	4.500%, 08/01/18	62
162	5.000%, 12/01/18	169
1,775	5.500%, 06/01/17 - 01/01/24	1,938
23	6.000%, 04/01/18	24
150	6.500%, 08/01/16 - 02/01/19	154
1	7.000%, 04/01/17	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,251	3.500%, 01/01/32 - 03/01/32	2,366
73	6.000%, 12/01/22	83
213	6.500%, 11/01/22	243
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,391	3.500%, 04/01/43	3,520
834	4.000%, 09/01/35	886
4,643	4.500%, 05/01/41	5,066
3,794	5.000%, 09/01/34 - 08/01/40	4,194
1,534	5.500%, 10/01/33 - 07/01/35	1,726
315	6.000%, 12/01/33 - 01/01/34	359

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,329		6.500%, 11/01/34 - 11/01/36	1,547
393		7.000%, 07/01/32 - 10/01/36	448
426		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	475
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,636		3.000%, 03/01/33	2,701
22,595		3.500%, 10/01/32 - 06/01/43	23,645
7,776		4.000%, 01/01/32 - 01/01/43	8,391
364		5.500%, 10/01/33 - 01/01/34	399
384		6.000%, 02/01/33	421
56		7.000%, 07/01/29	63
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 07/01/19	—	(h)
		Federal National Mortgage Association,
65		ARM, 1.688%, 09/01/34	68
822		ARM, 1.784%, 01/01/33	860
629		ARM, 1.787%, 07/01/33	658
1,210		ARM, 1.892%, 01/01/35	1,269
1,182		ARM, 1.910%, 09/01/35	1,243
384		ARM, 1.914%, 11/01/34	404
4		ARM, 1.917%, 01/01/19	4
5		ARM, 1.928%, 03/01/19	5
541		ARM, 1.940%, 07/01/36	569
498		ARM, 2.048%, 05/01/35	526
675		ARM, 2.059%, 10/01/34	714
960		ARM, 2.072%, 11/01/34	1,014
263		ARM, 2.074%, 04/01/34	278
433		ARM, 2.118%, 10/01/34	459
597		ARM, 2.120%, 01/01/35	633
155		ARM, 2.135%, 09/01/35	166
287		ARM, 2.136%, 08/01/34	304
433		ARM, 2.139%, 09/01/34 - 01/01/36	458
699		ARM, 2.162%, 06/01/35	737
177		ARM, 2.193%, 02/01/35	188
172		ARM, 2.238%, 07/01/34	184
183		ARM, 2.251%, 01/01/34	195
19		ARM, 2.262%, 04/01/34	20
155		ARM, 2.277%, 11/01/33	164
542		ARM, 2.344%, 08/01/34	576
157		ARM, 2.345%, 05/01/35	167
64		ARM, 2.402%, 07/01/33	68
119		ARM, 2.410%, 01/01/38	127
1,397		ARM, 2.414%, 04/01/35	1,486
382		ARM, 2.435%, 09/01/33	407
304		ARM, 2.441%, 04/01/35	323

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
486		ARM, 2.443%, 07/01/33	518
632		ARM, 2.460%, 05/01/34 - 06/01/36	675
578		ARM, 2.575%, 10/01/36	622
238		ARM, 2.583%, 10/01/34	255
50		ARM, 2.602%, 09/01/27	54
70		ARM, 2.875%, 01/01/36	71
102		ARM, 3.000%, 02/01/34	104
33		ARM, 3.724%, 03/01/29	35
		Federal National Mortgage Association, 15 Year, Single Family,
396		3.500%, 09/01/18 - 07/01/19	418
239		4.000%, 08/01/18	250
1,289		4.500%, 06/01/18 - 12/01/19	1,343
494		5.000%, 06/01/18 - 08/01/24	525
393		5.500%, 03/01/20 - 07/01/20	409
2,947		6.000%, 06/01/16 - 01/01/24	3,226
95		6.500%, 03/01/17 - 08/01/20	100
71		7.000%, 03/01/17 - 09/01/17	73
1		7.500%, 03/01/17	1
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,336		3.500%, 08/01/32	1,408
86		4.500%, 04/01/24	93
748		6.500%, 05/01/22 - 04/01/25	858
		Federal National Mortgage Association, 30 Year, FHA/VA,
75		6.000%, 09/01/33	82
817		6.500%, 03/01/29 - 08/01/39	926
12		7.000%, 02/01/33	14
39		8.000%, 06/01/28	45
6		9.000%, 05/01/18 - 12/01/25	6
		Federal National Mortgage Association, 30 Year, Single Family,
271		4.500%, 11/01/33 - 02/01/35	293
1,132		5.000%, 07/01/33 - 09/01/35	1,259
1,569		5.500%, 09/01/31 - 03/01/34	1,785
1,964		6.000%, 12/01/28 - 09/01/37	2,243
884		6.500%, 11/01/29 - 08/01/31	1,016
727		7.000%, 01/01/24 - 01/01/39	846
293		7.500%, 08/01/36 - 11/01/37	348
472		8.000%, 03/01/27 - 11/01/28	555
—	(h)	9.000%, 04/01/26	—	(h)
11		9.500%, 07/01/28	12
		Federal National Mortgage Association, Other,
4,000		VAR, 0.557%, 12/01/24	3,999
2,841		VAR, 0.577%, 01/01/23	2,862

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,839	VAR, 0.647%, 11/01/23	4,874
4,000	VAR, 0.657%, 12/01/23	4,026
2,893	VAR, 0.677%, 11/01/23	2,892
4,764	VAR, 0.737%, 02/01/19	4,785
932	VAR, 0.987%, 03/01/22	932
2,378	VAR, 6.070%, 11/01/18	2,525
2,000	1.690%, 12/01/19	1,990
3,450	1.735%, 05/01/20	3,444
3,843	1.750%, 06/01/20	3,818
1,962	1.940%, 07/01/19	1,980
1,500	2.000%, 12/01/20	1,501
12,000	2.010%, 06/01/20	12,088
4,569	2.030%, 08/01/19	4,628
2,500	2.120%, 09/01/21	2,469
1,947	2.140%, 04/01/19	1,984
1,441	2.150%, 04/01/19	1,467
2,848	2.190%, 12/01/22	2,826
3,894	2.210%, 12/01/22	3,868
5,294	2.340%, 12/01/22	5,293
1,913	2.350%, 05/01/23	1,908
3,360	2.370%, 11/01/22	3,367
2,964	2.380%, 12/01/22	2,970
5,298	2.390%, 12/01/22	5,328
3,500	2.400%, 12/01/22	3,497
2,885	2.420%, 06/01/23	2,884
4,000	2.450%, 11/01/22	4,006
2,836	2.460%, 02/01/23	2,866
5,482	2.490%, 10/01/17	5,606
1,440	2.510%, 06/01/23	1,459
6,899	2.520%, 10/01/22 - 05/01/23	6,936
5,000	2.590%, 11/01/21	5,102
2,500	2.660%, 12/01/22	2,570
3,000	2.670%, 07/01/22	3,062
6,647	2.690%, 10/01/17	6,821
3,305	2.703%, 04/01/23	3,368
3,153	2.750%, 03/01/22	3,236
3,000	2.760%, 05/01/21	3,102
1,565	2.770%, 05/01/22	1,610
5,145	2.780%, 06/01/27	5,048
10,994	2.790%, 05/01/27 - 06/01/27	10,778
4,670	2.800%, 07/01/23	4,804
6,500	2.900%, 12/01/24	6,543
12,000	2.920%, 12/01/24 - 05/01/30	11,965
1,417	2.940%, 05/01/22	1,474
6,349	2.950%, 08/01/23 - 12/01/24	6,516
3,019	2.960%, 06/01/27	3,014

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,000	2.970%, 06/01/30	3,908
6,470	2.980%, 03/01/22 - 07/01/22	6,747
1,000	2.990%, 01/01/25	1,021
2,670	3.000%, 01/01/43	2,688
2,423	3.020%, 07/01/23	2,512
3,284	3.030%, 06/01/35	3,312
13,000	3.040%, 12/01/24 - 04/01/30	12,942
5,844	3.050%, 04/01/22	6,090
6,849	3.070%, 01/01/22	7,170
14,150	3.080%, 04/01/30 - 06/01/30	13,988
8,850	3.100%, 05/01/30	8,783
6,284	3.110%, 12/01/24 - 12/01/26	6,406
11,798	3.120%, 01/01/22 - 06/01/35	11,898
3,031	3.140%, 12/01/26	3,088
1,420	3.150%, 12/01/21	1,493
2,683	3.160%, 02/01/22	2,821
3,000	3.170%, 02/01/30	2,999
3,863	3.200%, 02/01/22	4,071
9,540	3.230%, 11/01/20	10,109
4,235	3.240%, 12/01/26	4,343
13,885	3.250%, 07/01/25 - 09/01/26	14,269
6,163	3.260%, 01/01/22 - 12/01/26	6,378
13,941	3.290%, 10/01/20 - 11/01/26	14,409
8,022	3.300%, 12/01/26 - 07/01/30	8,147
3,000	3.340%, 02/01/27	3,106
3,931	3.350%, 11/01/20 - 09/01/30	4,091
905	3.375%, 11/01/20	963
2,000	3.380%, 12/01/23	2,097
2,000	3.390%, 08/01/17	2,082
1,414	3.430%, 09/01/20	1,508
44,650	3.500%, 12/01/32 - 08/01/43	46,611
5,000	3.510%, 05/01/18	5,279
1,893	3.520%, 01/01/18	1,978
3,000	3.540%, 10/01/20	3,217
2,000	3.550%, 02/01/30	2,080
2,500	3.590%, 08/01/23	2,661
2,787	3.600%, 09/01/20	2,993
960	3.640%, 01/01/25	1,023
5,000	3.670%, 07/01/23	5,341
1,500	3.690%, 11/01/23	1,608
4,496	3.730%, 07/01/22	4,841
1,845	3.740%, 07/01/20	1,984
4,968	3.760%, 10/01/23 - 11/01/23	5,389
4,000	3.765%, 12/01/25	4,290
3,000	3.770%, 09/01/21	3,257
2,819	3.780%, 09/01/21	3,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,641	3.784%, 01/01/26	3,922
6,558	3.790%, 09/01/21	7,099
4,576	3.820%, 06/01/17	4,749
1,540	3.870%, 01/01/21	1,671
5,000	3.890%, 09/01/21	5,485
3,869	3.930%, 07/01/20 - 01/01/21	4,199
7,934	3.950%, 07/01/20 - 07/01/21	8,652
1,855	3.970%, 12/01/25	2,015
4,750	3.980%, 11/01/16	4,741
8,421	4.000%, 10/01/32 - 07/01/42	9,050
1,628	4.120%, 04/01/20	1,775
5,799	4.130%, 11/01/19 - 08/01/21	6,339
1,833	4.240%, 11/01/19	1,999
4,380	4.250%, 04/01/21	4,847
2,000	4.260%, 07/01/21	2,224
2,092	4.290%, 06/01/20	2,302
1,314	4.298%, 01/01/21	1,452
2,358	4.300%, 08/01/20 - 04/01/21	2,603
1,370	4.307%, 07/01/21	1,517
2,073	4.330%, 04/01/21	2,295
5,000	4.340%, 06/01/21	5,543
1,437	4.350%, 04/01/20	1,582
894	4.355%, 03/01/20	982
1,904	4.369%, 02/01/20	2,092
1,407	4.380%, 01/01/21	1,559
815	4.381%, 04/01/20	891
1,954	4.390%, 05/01/21	2,177
2,000	4.400%, 02/01/20	2,206
2,827	4.480%, 02/01/21	3,153
6,334	4.514%, 12/01/19	6,987
6,984	4.540%, 01/01/20 - 07/01/26	7,791
3,786	4.640%, 01/01/21	4,249
1,849	5.240%, 07/01/19	2,068
332	5.500%, 03/01/17 - 09/01/33	365
616	6.000%, 09/01/37 - 06/01/39	675
226	6.500%, 01/01/36 - 07/01/36	246
61	7.000%, 10/01/46	67
31	10.499%, 04/15/19	35
	Government National Mortgage Association II, 30 Year, Single Family,
2,135	4.250%, 03/20/45	2,307
248	4.500%, 08/20/33	268
2,311	6.000%, 09/20/38	2,596
52	7.500%, 02/20/28 - 09/20/28	60
79	8.000%, 12/20/25 - 09/20/28	94
29	8.500%, 05/20/25	33

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Government National Mortgage Association II, Other,
9,421	4.375%, 06/20/63	10,269
9,724	4.433%, 05/20/63	10,610
3,041	4.462%, 05/20/63	3,316
2,070	4.479%, 04/20/63	2,259
	Government National Mortgage Association, 15 Year, Single Family,
25	6.500%, 06/15/17	26
1	8.000%, 01/15/16	—	(h)
	Government National Mortgage Association, 30 Year, Single Family,
268	6.500%, 03/15/28 - 04/15/33	307
153	7.000%, 02/15/33 - 06/15/33	184
35	7.500%, 11/15/22 - 09/15/28	39
9	8.000%, 09/15/22 - 08/15/28	9
1	9.000%, 12/15/16	1
360	9.500%, 10/15/24	396

	Total Mortgage Pass-Through Securities (Cost $705,441)	718,779

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	562
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	485

		1,047

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	148

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	434
	Port Authority of New York & New Jersey, Consolidated,
440	Series 165, Rev., 5.647%, 11/01/40	520
2,060	Series 174, Rev., 4.458%, 10/01/62	2,021
1,825	Port Authority of New York & New Jersey, Consolidated 164, Series 164, Rev., 5.647%, 11/01/40	2,156

		5,131

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,802

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Ohio — continued
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	211
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,498

		3,511

	Total Municipal Bonds (Cost $9,024)	9,837

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,721
641	Corp. Andina de Fomento, 3.750%, 01/15/16	648

	Total Supranational (Cost $4,285)	4,369

U.S. Government Agency Securities — 2.2%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36 (n)	2,005
6,000	Federal National Mortgage Association, 3.947%, 06/01/17 (n)	5,920
	Financing Corp. STRIPS,
4,500	1.559%, 05/11/18 (n)	4,344
2,000	3.520%, 04/05/19 (n)	1,887
1,240	4.690%, 09/26/19 (n)	1,157
	Government Trust Certificate,
4,000	1.288%, 10/01/15 (n)	3,997
5,000	1.506%, 04/01/16 (n)	4,963
13,319	2.618%, 10/01/19 (n)	12,111
	Residual Funding Corp. STRIPS,
12,300	1.625%, 10/15/19 (n)	11,472
30,450	2.163%, 07/15/20 (n)	27,760
12,930	2.811%, 10/15/20 (n)	11,670
	Tennessee Valley Authority,
304	4.625%, 09/15/60	334
3,521	5.250%, 09/15/39	4,323
1,115	5.880%, 04/01/36	1,465
	Tennessee Valley Authority STRIPS,
5,000	3.188%, 11/01/25 (n)	3,638
800	4.093%, 06/15/35 (n)	379
2,000	4.172%, 05/01/19 (n)	1,876

	Total U.S. Government Agency Securities (Cost $98,146)	99,301

U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
2,000	3.500%, 02/15/39	2,227
700	4.250%, 05/15/39	871
20,600	4.375%, 02/15/38	26,137
7,075	4.500%, 02/15/36	9,138
4,300	4.500%, 05/15/38	5,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,875	4.500%, 08/15/39	2,416
1,500	4.750%, 02/15/37	2,003
15,370	5.000%, 05/15/37	21,218
850	5.250%, 02/15/29	1,123
1,250	5.375%, 02/15/31	1,707
750	6.125%, 11/15/27	1,051
300	6.125%, 08/15/29	430
2,506	6.250%, 08/15/23	3,286
900	6.250%, 05/15/30	1,316
525	6.625%, 02/15/27	755
4,690	7.500%, 11/15/16	5,081
864	8.125%, 05/15/21	1,164
1,845	8.500%, 02/15/20	2,405
7,000	8.750%, 08/15/20	9,401
18,615	8.875%, 08/15/17	21,547
	U.S. Treasury Coupon STRIPS,
8,000	1.544%, 11/15/19 (n)	7,504
19,751	1.565%, 08/15/16 (n)	19,665
23,265	1.857%, 05/15/21 (n)	20,916
28,000	2.023%, 11/15/23 (n)	23,360
2,000	2.076%, 02/15/18 (n)	1,953
22,570	2.077%, 08/15/23 (n)	18,975
2,200	2.216%, 02/15/24 (n)	1,820
18,545	2.253%, 05/15/22 (n)	16,192
17,095	2.322%, 02/15/21 (n)	15,495
14,400	2.496%, 11/15/22 (n)	12,419
1,000	2.545%, 02/15/25 (n)	800
1,670	2.551%, 02/15/20 (n)	1,559
15,768	2.568%, 02/15/22 (n)	13,872
1,500	2.625%, 05/15/25 (n)	1,191
11,100	2.649%, 08/15/21 (n)	9,911
15,400	2.727%, 05/15/23 (n)	13,042
4,800	2.739%, 08/15/22 (n)	4,160
4,470	2.857%, 05/15/18 (n)	4,349
9,575	2.925%, 02/15/32 (n)	6,022
19,577	3.011%, 05/15/19 (n)	18,618
10,350	3.013%, 08/15/32 (n)	6,402
38,935	3.036%, 08/15/20 (n)	35,878
5,000	3.079%, 05/15/31 (n)	3,232
38,462	3.081%, 02/15/23 (n)	32,905
9,980	3.127%, 11/15/21 (n)	8,861
1,592	3.135%, 08/15/26 (n)	1,214
800	3.150%, 05/15/35 (n)	452
6,650	3.153%, 11/15/29 (n)	4,522
54,504	3.294%, 05/15/20 (n)	50,428
6,015	3.297%, 05/15/28 (n)	4,318

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,050	3.304%, 05/15/32 (n)	11,258
15,000	3.321%, 08/15/28 (n)	10,670
10,650	3.370%, 11/15/31 (n)	6,765
27,150	3.392%, 11/15/26 (n)	20,475
6,600	3.415%, 05/15/34 (n)	3,852
1,650	3.473%, 08/15/34 (n)	955
5,500	3.480%, 02/15/33 (n)	3,345
6,305	3.605%, 02/15/29 (n)	4,386
7,885	3.606%, 11/15/27 (n)	5,765
2,400	3.610%, 08/15/29 (n)	1,647
9,700	3.625%, 08/15/31 (n)	6,216
29,300	3.653%, 02/15/27 (n)	21,975
10,140	3.693%, 11/15/32 (n)	6,217
21,411	3.850%, 08/15/17 (n)	21,084
16,500	3.864%, 05/15/33 (n)	9,952
8,000	3.888%, 02/15/31 (n)	5,214
22,360	3.941%, 08/15/19 (n)	21,150
6,400	4.202%, 05/15/30 (n)	4,274
16,741	4.354%, 08/15/18 (n)	16,203
20,736	4.357%, 02/15/17 (n)	20,549
12,800	4.435%, 08/15/30 (n)	8,475
600	4.438%, 02/15/26 (n)	465
600	4.466%, 08/15/24 (n)	488
4,750	4.633%, 11/15/33 (n)	2,818
9,925	4.709%, 11/15/30 (n)	6,523
6,675	4.878%, 08/15/27 (n)	4,921
8,860	4.880%, 02/15/28 (n)	6,418
100	4.901%, 08/15/35 (n)	56
1,200	5.037%, 02/15/35 (n)	683
5,000	5.053%, 02/15/34 (n)	2,944
23,600	5.116%, 02/15/30 (n)	15,885
1,700	5.173%, 11/15/24 (n)	1,373
22,839	5.183%, 11/15/17 (n)	22,406
3,050	5.227%, 08/15/33 (n)	1,824
1,500	5.721%, 05/15/26 (n)	1,153
2,500	5.765%, 11/15/28 (n)	1,763
2,550	5.803%, 05/15/27 (n)	1,896
200	5.851%, 05/15/24 (n)	164
14,257	6.687%, 11/15/15 (n)	14,254
39,501	6.728%, 02/15/16 (n)	39,465
5,857	7.476%, 11/15/16 (n)	5,820
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	381
300	2.500%, 01/15/29	403
799	3.625%, 04/15/28	1,576

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Inflation Indexed Notes,
2,000	0.125%, 01/15/22	2,061
1,000	1.125%, 01/15/21	1,137
630	1.375%, 07/15/18	726
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,974
3,560	0.875%, 01/31/18	3,556
4,510	1.000%, 11/30/19	4,427
31,250	1.250%, 10/31/18	31,343
10,135	1.250%, 11/30/18	10,159
1,500	1.250%, 02/29/20	1,484
15,000	1.375%, 12/31/18	15,082
2,000	1.375%, 02/28/19	2,008
7,400	1.500%, 08/31/18	7,488
3,770	1.500%, 05/31/19	3,794
8,000	1.500%, 01/31/22	7,817
4,000	1.750%, 10/31/20	4,023
2,000	1.750%, 05/15/22	1,980
46,300	1.750%, 05/15/23	45,302
1,100	2.000%, 10/31/21	1,110
12,245	2.125%, 12/31/15	12,325
5,000	2.125%, 08/31/20	5,129
1,000	2.125%, 01/31/21	1,022
46,000	2.125%, 08/15/21	46,831
2,000	2.125%, 12/31/21	2,031
10,000	2.250%, 07/31/18	10,339
2,000	2.375%, 08/15/24	2,034
1,000	2.625%, 02/29/16	1,012
4,575	2.625%, 04/30/16	4,645
9,300	2.625%, 01/31/18	9,680
700	2.625%, 08/15/20	734
2,300	2.625%, 11/15/20	2,411
12,985	2.750%, 05/31/17	13,448
2,000	2.750%, 12/31/17	2,086
5,000	2.750%, 02/15/19	5,255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,000	3.125%, 10/31/16	9,272
4,015	3.125%, 04/30/17	4,178
11,638	3.125%, 05/15/19	12,400
7,250	3.125%, 05/15/21	7,788
15,700	3.250%, 12/31/16	16,253
12,300	3.250%, 03/31/17	12,808
2,600	3.500%, 02/15/18	2,762
450	3.500%, 05/15/20	490
7,000	3.625%, 02/15/21	7,703
2,500	3.750%, 11/15/18	2,706
1,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/16	997

	Total U.S. Treasury Obligations (Cost $1,118,718)	1,170,777

Loan Assignment — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
902	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.324%, 06/12/17
	(Cost $902)	897

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
156,677	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $156,677)	156,677

	Total Investments — 99.8% (Cost $4,347,594)	4,474,262
	Other Assets in Excess of Liabilities — 0.2%	8,402

	NET ASSETS — 100.0%	$4,482,664

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.2%
	Consumer Discretionary — 12.7%
	Auto Components — 0.4%
4	BorgWarner, Inc.	160
5	Delphi Automotive plc, (United Kingdom)	354
4	Goodyear Tire & Rubber Co. (The)	131
11	Johnson Controls, Inc.	437

		1,082

	Automobiles — 0.6%
65	Ford Motor Co.	895
22	General Motors Co.	646
3	Harley-Davidson, Inc.	190

		1,731

	Distributors — 0.1%
2	Genuine Parts Co.	206

	Diversified Consumer Services — 0.0% (g)
4	H&R Block, Inc.	152

	Hotels, Restaurants & Leisure — 1.8%
7	Carnival Corp.	360
1	Chipotle Mexican Grill, Inc. (a)	358
2	Darden Restaurants, Inc.	139
3	Marriott International, Inc., Class A	237
16	McDonald’s Corp.	1,479
3	Royal Caribbean Cruises Ltd.	236
24	Starbucks Corp.	1,333
3	Starwood Hotels & Resorts Worldwide, Inc.	198
2	Wyndham Worldwide Corp.	149
1	Wynn Resorts Ltd.	99
7	Yum! Brands, Inc.	560

		5,148

	Household Durables — 0.5%
5	D.R. Horton, Inc.	164
2	Garmin Ltd., (Switzerland)	74
1	Harman International Industries, Inc.	113
2	Leggett & Platt, Inc.	99
3	Lennar Corp., Class A	147
1	Mohawk Industries, Inc. (a)	199
4	Newell Rubbermaid, Inc.	184
5	PulteGroup, Inc.	110
1	Whirlpool Corp.	215

		1,305

	Internet & Catalog Retail — 1.9%
6	Amazon.com, Inc. (a)	3,180
2	Expedia, Inc.	186
7	Netflix, Inc. (a)	793

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet & Catalog Retail — continued
1	Priceline Group, Inc. (The) (a)	1,050
2	TripAdvisor, Inc. (a)	127

		5,336

	Leisure Products — 0.1%
2	Hasbro, Inc.	136
5	Mattel, Inc.	128

		264

	Media — 3.1%
4	Cablevision Systems Corp., Class A	90
7	CBS Corp. (Non-Voting), Class B	332
41	Comcast Corp., Class A	2,298
2	Discovery Communications, Inc., Class A (a)	64
4	Discovery Communications, Inc., Class C (a)	107
7	Interpublic Group of Cos., Inc. (The)	127
8	News Corp., Class A (a)	111
4	Omnicom Group, Inc.	266
2	Scripps Networks Interactive, Inc., Class A	82
4	TEGNA, Inc.	88
5	Time Warner Cable, Inc.	853
13	Time Warner, Inc.	952
29	Twenty-First Century Fox, Inc., Class A	787
6	Viacom, Inc., Class B	236
25	Walt Disney Co. (The)	2,582

		8,975

	Multiline Retail — 0.7%
5	Dollar General Corp.	359
4	Dollar Tree, Inc. (a)	285
3	Kohl’s Corp.	164
5	Macy’s, Inc.	320
2	Nordstrom, Inc.	167
10	Target Corp.	805

		2,100

	Specialty Retail — 2.6%
1	Advance Auto Parts, Inc.	208
1	AutoNation, Inc. (a)	73
1	AutoZone, Inc. (a)	369
3	Bed Bath & Beyond, Inc. (a)	173
5	Best Buy Co., Inc.	175
3	CarMax, Inc. (a)	207
2	GameStop Corp., Class A	73
4	Gap, Inc. (The)	140
21	Home Depot, Inc. (The)	2,456
4	L Brands, Inc.	334

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Specialty Retail — continued
15	Lowe’s Cos., Inc.	1,047
2	O’Reilly Automotive, Inc. (a)	394
7	Ross Stores, Inc.	326
1	Signet Jewelers Ltd., (Bermuda)	182
10	Staples, Inc.	148
2	Tiffany & Co.	150
11	TJX Cos., Inc. (The)	777
2	Tractor Supply Co.	189
2	Urban Outfitters, Inc. (a)	49

		7,470

	Textiles, Apparel & Luxury Goods — 0.9%
4	Coach, Inc.	136
1	Fossil Group, Inc. (a)	43
7	Hanesbrands, Inc.	196
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	140
11	NIKE, Inc., Class B	1,263
1	PVH Corp.	160
1	Ralph Lauren Corp.	109
3	Under Armour, Inc., Class A (a)	261
6	V.F. Corp.	400

		2,708

	Total Consumer Discretionary	36,477

	Consumer Staples — 9.5%
	Beverages — 2.2%
3	Brown-Forman Corp., Class B	248
64	Coca-Cola Co. (The)	2,504
3	Coca-Cola Enterprises, Inc.	179
3	Constellation Brands, Inc., Class A	352
3	Dr. Pepper Snapple Group, Inc.	239
3	Molson Coors Brewing Co., Class B	176
2	Monster Beverage Corp. (a)	329
24	PepsiCo, Inc.	2,227

		6,254

	Food & Staples Retailing — 2.4%
7	Costco Wholesale Corp.	999
18	CVS Health Corp.	1,876
16	Kroger Co. (The)	549
10	Sysco Corp.	384
14	Walgreens Boots Alliance, Inc.	1,226
26	Wal-Mart Stores, Inc.	1,658
6	Whole Foods Market, Inc.	191

		6,883

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.6%
10	Archer-Daniels-Midland Co.	453
3	Campbell Soup Co.	138
7	ConAgra Foods, Inc.	289
10	General Mills, Inc.	549
2	Hershey Co. (The)	213
2	Hormel Foods Corp.	134
2	J.M. Smucker Co. (The)	185
4	Kellogg Co.	270
2	Keurig Green Mountain, Inc.	106
10	Kraft Heinz Co. (The)	699
2	McCormick & Co., Inc. (Non-Voting)	164
3	Mead Johnson Nutrition Co.	258
26	Mondelez International, Inc., Class A	1,119
5	Tyson Foods, Inc., Class A	200

		4,777

	Household Products — 1.7%
2	Clorox Co. (The)	237
14	Colgate-Palmolive Co.	867
6	Kimberly-Clark Corp.	630
44	Procter & Gamble Co. (The)	3,112

		4,846

	Personal Products — 0.1%
4	Estee Lauder Cos., Inc. (The), Class A	289

	Tobacco — 1.5%
32	Altria Group, Inc.	1,710
25	Philip Morris International, Inc.	2,007
7	Reynolds American, Inc.	565

		4,282

	Total Consumer Staples	27,331

	Energy — 7.1%
	Energy Equipment & Services — 1.2%
7	Baker Hughes, Inc.	395
3	Cameron International Corp. (a)	207
1	Diamond Offshore Drilling, Inc.	26
4	Ensco plc, (United Kingdom), Class A	69
4	FMC Technologies, Inc. (a)	130
14	Halliburton Co.	543
2	Helmerich & Payne, Inc.	103
6	National Oilwell Varco, Inc.	267
21	Schlumberger Ltd.	1,595
6	Transocean Ltd., (Switzerland)	79

		3,414

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.9%
8	Anadarko Petroleum Corp.	590
6	Apache Corp.	277
7	Cabot Oil & Gas Corp.	159
8	Chesapeake Energy Corp.	66
31	Chevron Corp.	2,472
2	Cimarex Energy Co.	168
5	Columbia Pipeline Group, Inc.	131
20	ConocoPhillips	984
4	CONSOL Energy, Inc.	57
6	Devon Energy Corp.	268
9	EOG Resources, Inc.	698
2	EQT Corp.	192
68	Exxon Mobil Corp.	5,108
4	Hess Corp.	236
28	Kinder Morgan, Inc.	913
11	Marathon Oil Corp.	189
9	Marathon Petroleum Corp.	417
3	Murphy Oil Corp.	84
3	Newfield Exploration Co. (a)	88
7	Noble Energy, Inc.	235
12	Occidental Petroleum Corp.	910
3	ONEOK, Inc.	122
9	Phillips 66	696
2	Pioneer Natural Resources Co.	298
3	Range Resources Corp.	104
6	Southwestern Energy Co. (a)	102
11	Spectra Energy Corp.	317
2	Tesoro Corp.	188
8	Valero Energy Corp.	490
11	Williams Cos., Inc. (The)	527

		17,086

	Total Energy	20,500

	Financials — 16.3%
	Banks — 6.1%
170	Bank of America Corp.	2,786
13	BB&T Corp.	462
49	Citigroup, Inc.	2,634
3	Comerica, Inc.	127
13	Fifth Third Bancorp	262
13	Huntington Bancshares, Inc.	143
60	JPMorgan Chase & Co. (q)	3,861
14	KeyCorp	189
2	M&T Bank Corp.	255
5	People’s United Financial, Inc.	78
8	PNC Financial Services Group, Inc. (The)	766

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
22	Regions Financial Corp.	209
8	SunTrust Banks, Inc.	338
29	U.S. Bancorp	1,219
76	Wells Fargo & Co.	4,056
3	Zions Bancorp	96

		17,481

	Capital Markets — 2.2%
1	Affiliated Managers Group, Inc. (a)	165
3	Ameriprise Financial, Inc.	332
18	Bank of New York Mellon Corp. (The)	725
2	BlackRock, Inc.	624
19	Charles Schwab Corp. (The)	570
5	E*TRADE Financial Corp. (a)	124
6	Franklin Resources, Inc.	257
7	Goldman Sachs Group, Inc. (The)	1,230
7	Invesco Ltd.	238
2	Legg Mason, Inc.	70
25	Morgan Stanley	859
4	Northern Trust Corp.	249
7	State Street Corp.	481
4	T. Rowe Price Group, Inc.	306

		6,230

	Consumer Finance — 0.8%
14	American Express Co.	1,088
9	Capital One Financial Corp.	689
7	Discover Financial Services	386
6	Navient Corp.	81

		2,244

	Diversified Financial Services — 2.0%
30	Berkshire Hathaway, Inc., Class B (a)	3,968
5	CME Group, Inc.	487
2	Intercontinental Exchange, Inc.	414
5	Leucadia National Corp.	110
4	McGraw Hill Financial, Inc.	431
3	Moody’s Corp.	296
2	NASDAQ OMX Group, Inc. (The)	98

		5,804

	Insurance — 2.7%
5	ACE Ltd., (Switzerland)	542
7	Aflac, Inc.	413
7	Allstate Corp. (The)	387
22	American International Group, Inc.	1,306
5	Aon plc, (United Kingdom)	427

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		Insurance — continued
1		Assurant, Inc.	82
4		Chubb Corp. (The)	451
2		Cincinnati Financial Corp.	126
8		Genworth Financial, Inc., Class A (a)	42
7		Hartford Financial Services Group, Inc. (The)	313
4		Lincoln National Corp.	208
5		Loews Corp.	176
9		Marsh & McLennan Cos., Inc.	470
18		MetLife, Inc.	907
4		Principal Financial Group, Inc.	224
9		Progressive Corp. (The)	260
7		Prudential Financial, Inc.	593
2		Torchmark Corp.	120
5		Travelers Cos., Inc. (The)	515
4		Unum Group	136
5		XL Group plc, (Ireland)	185

			7,883

		Real Estate Investment Trusts (REITs) — 2.5%
7		American Tower Corp.	633
3		Apartment Investment & Management Co., Class A	91
2		AvalonBay Communities, Inc.	354
2		Boston Properties, Inc.	282
—	(h)	Care Capital Properties, Inc. (a)	—	(h)
5		Crown Castle International Corp.	457
1		Equinix, Inc.	249
6		Equity Residential	421
1		Essex Property Trust, Inc.	228
10		General Growth Properties, Inc.	259
7		HCP, Inc.	278
6		Health Care REIT, Inc.	361
12		Host Hotels & Resorts, Inc.	218
3		Iron Mountain, Inc.	86
7		Kimco Realty Corp.	155
2		Macerich Co. (The)	174
3		Plum Creek Timber Co., Inc.	110
9		Prologis, Inc.	323
2		Public Storage	474
4		Realty Income Corp.	169
5		Simon Property Group, Inc.	906
2		SL Green Realty Corp.	167
5		Ventas, Inc.	296
3		Vornado Realty Trust	248
8		Weyerhaeuser Co.	235

			7,174

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Management & Development — 0.0% (g)
5	CBRE Group, Inc., Class A (a)	145

	Thrifts & Mortgage Finance — 0.0% (g)
8	Hudson City Bancorp, Inc.	73

	Total Financials	47,034

	Health Care — 15.0%
	Biotechnology — 3.2%
4	Alexion Pharmaceuticals, Inc. (a)	626
12	Amgen, Inc.	1,873
9	Baxalta, Inc. (a)	311
4	Biogen, Inc. (a)	1,135
13	Celgene Corp. (a)	1,520
24	Gilead Sciences, Inc.	2,506
1	Regeneron Pharmaceuticals, Inc. (a)	628
4	Vertex Pharmaceuticals, Inc. (a)	505

		9,104

	Health Care Equipment & Supplies — 2.1%
24	Abbott Laboratories	1,095
9	Baxter International, Inc.	340
3	Becton, Dickinson and Co.	479
22	Boston Scientific Corp. (a)	364
1	C.R. Bard, Inc.	233
2	DENTSPLY International, Inc.	119
2	Edwards Lifesciences Corp. (a)	246
1	Intuitive Surgical, Inc. (a)	306
23	Medtronic plc, (Ireland)	1,672
5	St. Jude Medical, Inc.	322
5	Stryker Corp.	479
2	Varian Medical Systems, Inc. (a)	132
3	Zimmer Biomet Holdings, Inc.	287

		6,074

	Health Care Providers & Services — 2.8%
6	Aetna, Inc.	649
3	AmerisourceBergen Corp.	339
4	Anthem, Inc.	606
5	Cardinal Health, Inc.	442
4	Cigna Corp.	588
3	DaVita HealthCare Partners, Inc. (a)	211
11	Express Scripts Holding Co. (a)	917
5	HCA Holdings, Inc. (a)	408
1	Henry Schein, Inc. (a)	185
2	Humana, Inc.	444
2	Laboratory Corp. of America Holdings (a)	192
4	McKesson Corp.	743
1	Patterson Cos., Inc.	64

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Health Care Providers & Services — continued
2	Quest Diagnostics, Inc.	158
2	Tenet Healthcare Corp. (a)	79
15	UnitedHealth Group, Inc.	1,788
1	Universal Health Services, Inc., Class B	203

		8,016

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	307

	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	196
2	PerkinElmer, Inc.	90
6	Thermo Fisher Scientific, Inc.	810
1	Waters Corp. (a)	163

		1,259

	Pharmaceuticals — 6.4%
28	AbbVie, Inc.	1,742
6	Allergan plc (a)	1,935
27	Bristol-Myers Squibb Co.	1,609
16	Eli Lilly & Co.	1,305
3	Endo International plc, (Ireland) (a)	253
3	Hospira, Inc. (a)	252
45	Johnson & Johnson	4,231
2	Mallinckrodt plc (a)	164
46	Merck & Co., Inc.	2,470
7	Mylan N.V. (a)	331
2	Perrigo Co. plc, (Ireland)	435
100	Pfizer, Inc.	3,221
8	Zoetis, Inc.	364

		18,312

	Total Health Care	43,072

	Industrials — 9.8%
	Aerospace & Defense — 2.6%
10	Boeing Co. (The)	1,364
5	General Dynamics Corp.	720
13	Honeywell International, Inc.	1,259
1	L-3 Communications Holdings, Inc.	141
4	Lockheed Martin Corp.	874
3	Northrop Grumman Corp.	515
2	Precision Castparts Corp.	517
5	Raytheon Co.	508
2	Rockwell Collins, Inc.	176
5	Textron, Inc.	175
13	United Technologies Corp.	1,231

		7,480

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	160
3	Expeditors International of Washington, Inc.	152
4	FedEx Corp.	644
11	United Parcel Service, Inc., Class B	1,100

		2,056

	Airlines — 0.5%
11	American Airlines Group, Inc.	438
13	Delta Air Lines, Inc.	584
11	Southwest Airlines Co.	398

		1,420

	Building Products — 0.1%
2	Allegion plc, (Ireland)	92
6	Masco Corp.	148

		240

	Commercial Services & Supplies — 0.5%
3	ADT Corp. (The)	91
2	Cintas Corp.	131
3	Pitney Bowes, Inc.	65
4	Republic Services, Inc.	166
1	Stericycle, Inc. (a)	195
7	Tyco International plc	248
7	Waste Management, Inc.	346

		1,242

	Construction & Engineering — 0.1%
2	Fluor Corp.	109
2	Jacobs Engineering Group, Inc. (a)	83
3	Quanta Services, Inc. (a)	83

		275

	Electrical Equipment — 0.5%
4	AMETEK, Inc.	211
8	Eaton Corp. plc	433
11	Emerson Electric Co.	518
2	Rockwell Automation, Inc.	244

		1,406

	Industrial Conglomerates — 2.3%
10	3M Co.	1,464
10	Danaher Corp.	870
164	General Electric Co.	4,060
2	Roper Technologies, Inc.	264

		6,658

	Machinery — 1.3%
10	Caterpillar, Inc.	749

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Machinery — continued
3	Cummins, Inc.	332
5	Deere & Co.	443
3	Dover Corp.	161
2	Flowserve Corp.	99
5	Illinois Tool Works, Inc.	464
4	Ingersoll-Rand plc	238
2	Joy Global, Inc.	38
6	PACCAR, Inc.	340
2	Parker-Hannifin Corp.	242
3	Pentair plc, (United Kingdom)	161
1	Snap-on, Inc.	151
2	Stanley Black & Decker, Inc.	253
3	Xylem, Inc.	96

		3,767

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	62
2	Equifax, Inc.	189
6	Nielsen Holdings plc	271
2	Robert Half International, Inc.	112

		634

	Road & Rail — 0.8%
16	CSX Corp.	439
1	J.B. Hunt Transport Services, Inc.	109
2	Kansas City Southern	166
5	Norfolk Southern Corp.	386
1	Ryder System, Inc.	71
14	Union Pacific Corp.	1,219

		2,390

	Trading Companies & Distributors — 0.2%
4	Fastenal Co.	170
2	United Rentals, Inc. (a)	109
1	W.W. Grainger, Inc.	216

		495

	Total Industrials	28,063

	Information Technology — 19.6%
	Communications Equipment — 1.5%
83	Cisco Systems, Inc.	2,136
1	F5 Networks, Inc. (a)	142
2	Harris Corp.	154
6	Juniper Networks, Inc.	147
3	Motorola Solutions, Inc.	195
26	QUALCOMM, Inc.	1,497

		4,271

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	263
20	Corning, Inc.	352
2	FLIR Systems, Inc.	65
7	TE Connectivity Ltd., (Switzerland)	391

		1,071

	Internet Software & Services — 3.5%
3	Akamai Technologies, Inc. (a)	207
18	eBay, Inc. (a)	486
34	Facebook, Inc., Class A (a)	3,057
5	Google, Inc., Class A (a)	3,010
5	Google, Inc., Class C (a)	2,881
2	VeriSign, Inc. (a)	117
14	Yahoo!, Inc. (a)	457

		10,215

	IT Services — 3.6%
10	Accenture plc, (Ireland), Class A	958
1	Alliance Data Systems Corp. (a)	259
8	Automatic Data Processing, Inc.	589
10	Cognizant Technology Solutions Corp., Class A (a)	624
2	Computer Sciences Corp.	139
5	Fidelity National Information Services, Inc.	318
4	Fiserv, Inc. (a)	328
15	International Business Machines Corp.	2,199
16	MasterCard, Inc., Class A	1,453
5	Paychex, Inc.	237
18	PayPal Holdings, Inc. (a)	628
2	Teradata Corp. (a)	67
3	Total System Services, Inc.	122
31	Visa, Inc., Class A	2,237
8	Western Union Co. (The)	155
17	Xerox Corp.	171

		10,484

	Semiconductors & Semiconductor Equipment — 2.3%
5	Altera Corp.	237
5	Analog Devices, Inc.	284
20	Applied Materials, Inc.	322
4	Avago Technologies Ltd., (Singapore)	532
9	Broadcom Corp., Class A	456
1	First Solar, Inc. (a)	59
77	Intel Corp.	2,198
3	KLA-Tencor Corp.	130
3	Lam Research Corp.	187
4	Linear Technology Corp.	157
3	Microchip Technology, Inc.	139

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
17	Micron Technology, Inc. (a)	287
8	NVIDIA Corp.	186
2	Qorvo, Inc. (a)	135
3	Skyworks Solutions, Inc.	271
17	Texas Instruments, Inc.	808
4	Xilinx, Inc.	176

		6,564

	Software — 3.8%
8	Activision Blizzard, Inc.	233
8	Adobe Systems, Inc. (a)	606
4	Autodesk, Inc. (a)	173
5	CA, Inc.	140
3	Citrix Systems, Inc. (a)	177
5	Electronic Arts, Inc. (a)	334
4	Intuit, Inc.	384
131	Microsoft Corp.	5,715
52	Oracle Corp.	1,919
3	Red Hat, Inc. (a)	215
10	salesforce.com, Inc. (a)	686
11	Symantec Corp.	227

		10,809

	Technology Hardware, Storage & Peripherals — 4.5%
94	Apple, Inc.	10,545
32	EMC Corp.	784
29	Hewlett-Packard Co.	823
5	NetApp, Inc.	162
3	SanDisk Corp.	184
5	Seagate Technology plc	265
4	Western Digital Corp.	289

		13,052

	Total Information Technology	56,466

	Materials — 2.9%
	Chemicals — 2.2%
3	Air Products & Chemicals, Inc.	438
1	Airgas, Inc.	106
4	CF Industries Holdings, Inc.	219
18	Dow Chemical Co. (The)	770
15	E.I. du Pont de Nemours & Co.	757
2	Eastman Chemical Co.	175
4	Ecolab, Inc.	475
2	FMC Corp.	92
1	International Flavors & Fragrances, Inc.	144
6	LyondellBasell Industries N.V., Class A	544
8	Monsanto Co.	755

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
5	Mosaic Co. (The)	206
4	PPG Industries, Inc.	420
5	Praxair, Inc.	495
1	Sherwin-Williams Co. (The)	329
2	Sigma-Aldrich Corp.	270

		6,195

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	169
2	Vulcan Materials Co.	202

		371

	Containers & Packaging — 0.2%
1	Avery Dennison Corp.	86
2	Ball Corp.	147
3	Owens-Illinois, Inc. (a)	55
3	Sealed Air Corp.	176
4	WestRock Co.	251

		715

	Metals & Mining — 0.3%
21	Alcoa, Inc.	202
17	Freeport-McMoRan, Inc.	180
9	Newmont Mining Corp.	146
5	Nucor Corp.	224

		752

	Paper & Forest Products — 0.1%
7	International Paper Co.	296

	Total Materials	8,329

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
100	AT&T, Inc.	3,311
9	CenturyLink, Inc.	247
19	Frontier Communications Corp.	95
5	Level 3 Communications, Inc. (a)	214
66	Verizon Communications, Inc.	3,046

	Total Telecommunication Services	6,913

	Utilities — 2.9%
	Electric Utilities — 1.7%
8	American Electric Power Co., Inc.	432
11	Duke Energy Corp.	796
5	Edison International	309
3	Entergy Corp.	190
5	Eversource Energy	244
14	Exelon Corp.	430

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Electric Utilities — continued
7	FirstEnergy Corp.	219
7	NextEra Energy, Inc.	710
4	Pepco Holdings, Inc.	94
2	Pinnacle West Capital Corp.	107
11	PPL Corp.	336
15	Southern Co. (The)	640
8	Xcel Energy, Inc.	278

		4,785

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	119

	Independent Power & Renewable Electricity Producers — 0.1%
11	AES Corp.	133
5	NRG Energy, Inc.	108

		241

	Multi-Utilities — 1.1%
4	Ameren Corp.	159
7	CenterPoint Energy, Inc.	130
4	CMS Energy Corp.	147
5	Consolidated Edison, Inc.	299
10	Dominion Resources, Inc.	672
3	DTE Energy Co.	227
5	NiSource, Inc.	86
8	PG&E Corp.	386
8	Public Service Enterprise Group, Inc.	331
2	SCANA Corp.	123
4	Sempra Energy	358
4	TECO Energy, Inc.	80

5	WEC Energy Group, Inc.	244

		3,242

	Total Utilities	8,387

	Total Common Stocks (Cost $137,997)	282,572

SHARES	SECURITY DESCRIPTION	VALUE($)

Exchange Traded Fund — 0.4%
	U.S. Equity — 0.4%
5	SPDR S&P 500 ETF Trust (Cost $1,092)	1,048

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	—	(h)
5	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	—	(h)

	Total Rights (Cost $—)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.2%
	U.S. Treasury Obligations — 0.1%
240	U.S. Treasury Bill, 0.092%, 11/12/15 (k) (n)	240

SHARES
	Investment Company — 1.1%
3,277	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	3,277

	Total Short-Term Investments (Cost $3,517)	3,517

	Total Investments — 99.8% (Cost $142,606)	287,137
	Other Assets in Excess of Liabilities — 0.2%	519

	NET ASSETS — 100.0%	$287,656

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
35	E-mini S&P 500	09/18/15	USD	$3,446	$(200)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.8%
120	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.999%, 12/27/22 (e)	120
	Ally Auto Receivables Trust,
268	Series 2013-2, Class A3, 0.790%, 01/15/18	268
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
688	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	687
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	306
	American Credit Acceptance Receivables Trust,
91	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	91
165	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	165
311	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	311
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	246
994	American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,000
	AmeriCredit Automobile Receivables Trust,
10	Series 2013-1, Class A3, 0.610%, 10/10/17	10
144	Series 2013-5, Class A3, 0.900%, 09/10/18	143
247	Series 2015-2, Class A2A, 0.830%, 09/10/18	247
371	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	371
91	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	91
186	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	186
134	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	132
250	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	250
309	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	310
32	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	31
	BMW Vehicle Owner Trust,
107	Series 2013-A, Class A3, 0.670%, 11/27/17	107
169	Series 2014-A, Class A2, 0.530%, 04/25/17	169
160	Series 2014-A, Class A3, 0.970%, 11/26/18	160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
13	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	13
719	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	719
	CarFinance Capital Auto Trust,
9	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	10
347	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	346
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	126
215	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	214
169	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	169
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	250
	CarMax Auto Owner Trust,
140	Series 2013-4, Class A3, 0.800%, 07/16/18	140
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
337	Series 2014-2, Class A3, 0.980%, 01/15/19	337
1,212	Series 2015-2, Class A2A, 0.820%, 06/15/18	1,211
47	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	47
73	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	74
465	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	465
593	Colony American Homes, Series 2014-2A, Class A, VAR, 1.150%, 07/17/31 (e)	584
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
173	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	174
	CPS Auto Receivables Trust,
15	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	16
14	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	14
95	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	96

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
191	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	190
196	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	195
231	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	231
297	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	299
226	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	226
946	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	947
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	428
	Credit Acceptance Auto Loan Trust,
250	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	250
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	363
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	250
	Drive Auto Receivables Trust,
236	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	236
177	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	178
408	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	408
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	318
127	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	127
	DT Auto Owner Trust,
235	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	234
149	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	149
344	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	344
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	303
	Exeter Automobile Receivables Trust,
11	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	11
1,088	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,090
300	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	301
182	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	181

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

379	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	378
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
283	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	284
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	504
503	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	503
	Fifth Third Auto Trust,
96	Series 2013-1, Class A3, 0.880%, 10/16/17	96
79	Series 2014-3, Class A2A, 0.570%, 05/15/17	78
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
	First Investors Auto Owner Trust,
7	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	7
13	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	14
127	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	127
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	137
220	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	220
290	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	290
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	100
	FirstKey Lending Trust,
299	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	297
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	143
	Flagship Credit Auto Trust,
223	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	223
110	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	111
267	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	266
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
288	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	288
	Ford Credit Auto Lease Trust,
88	Series 2013-B, Class A3, 0.760%, 09/15/16	88

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
10	Series 2014-A, Class A2A, 0.500%, 10/15/16	10
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
16	Series 2012-D, Class A3, 0.510%, 04/15/17	16
207	Series 2014-C, Class A2, 0.610%, 08/15/17	207
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
207	Series 2015-A, Class A2A, 0.810%, 01/15/18	207
471	Series 2015-A, Class A3, 1.280%, 09/15/19	472
933	Series 2015-B, Class A2A, 0.720%, 03/15/18	932
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.578%, 01/15/18	140
738	GCAT, Series 2015-2, Class A1, 3.750%, 07/25/20 (e)	737
53	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	50
42	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	42
422	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	420
	GM Financial Automobile Leasing Trust,
1,357	Series 2015-1, Class A2, 1.100%, 12/20/17	1,358
428	Series 2015-1, Class A3, 1.530%, 09/20/18	430
134	Series 2015-1, Class A4, 1.730%, 06/20/19	135
	GMAT Trust,
170	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	171
40	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	40
	GO Financial Auto Securitization Trust,
556	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	555
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	249
154	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	155
357	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	355
	HLSS Servicer Advance Receivables Trust,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	244
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

167	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	166
	Honda Auto Receivables Owner Trust,
320	Series 2013-4, Class A3, 0.690%, 09/18/17	319
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
186	Series 2014-2, Class A3, 0.770%, 03/19/18	186
228	Series 2015-1, Class A2, 0.700%, 06/15/17	228
28	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	28
	Hyundai Auto Receivables Trust,
281	Series 2014-B, Class A3, 0.900%, 12/17/18	281
343	Series 2015-A, Class A2, 0.680%, 10/16/17	343
313	Series 2015-B, Class A2A, 0.690%, 04/16/18	313
233	Series 2015-B, Class A3, 1.120%, 11/15/19	233
600	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.198%, 06/17/31 (e)	592
968	LV Tower 52 Issuer, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	966
	MarketPlace Loan Trust,
344	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	344
570	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	570
409	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	408
66	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	66
175	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	175
46	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	46
68	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	68
	Nissan Auto Receivables Owner Trust,
85	Series 2012-A, Class A4, 1.000%, 07/16/18	84
120	Series 2014-B, Class A3, 1.110%, 05/15/19	120
144	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	144
	NRPL Trust,
349	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	349
644	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	641

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	NRZ Advance Receivables Trust Advance Receivables Backed,
450	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	450
250	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	250
200	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	199
201	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	201
202	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	202
	Oak Hill Advisors Residential Loan Trust,
373	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	372
562	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	562
113	Ocwen Freddie Advance Funding LLC, Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	113
392	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes, Series 2015-T2, Class AT2, 2.014%, 09/15/45 (e)	392
	OneMain Financial Issuance Trust,
552	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	554
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	408
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	875
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	233
70	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.137%, 10/25/34	69
479	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	479
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	502
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	501
321	Progreso Receivables Funding LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	321
	Progress Residential Trust,
568	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	563

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	348
70	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.499%, 03/25/36	69
278	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	278
	Santander Drive Auto Receivables Trust,
286	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	286
81	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	81
314	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	314
39	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.400%, 01/25/36	29
153	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	151
	SpringCastle America Funding LLC,
831	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	834
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	179
	Springleaf Funding Trust,
406	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	407
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	838
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	465
551	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	550
175	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	175
	Toyota Auto Receivables Owner Trust,
69	Series 2014-A, Class A2, 0.410%, 08/15/16	69
138	Series 2014-C, Class A2, 0.510%, 02/15/17	138
134	Series 2014-C, Class A3, 0.930%, 07/16/18	134
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.148%, 10/15/21 (e)	266
128	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.436%, 05/17/32 (e)	127
	Truman Capital Mortgage Loan Trust,
131	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
66		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	65
92		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	91
333		U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	333
94		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	94
292		Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	292
171		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	171
186		VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	186
961		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	960
		VOLT XXVI LLC,
433		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	433
117		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	115
449		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	448
416		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	415
		World Omni Auto Receivables Trust,
1		Series 2012-A, Class A3, 0.640%, 02/15/17	1
350		Series 2013-B, Class A3, 0.830%, 08/15/18	350
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
197		Series 2015-A, Class A2A, 0.790%, 07/16/18	197
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $54,765)	54,772

Collateralized Mortgage Obligations — 16.8%
		Agency CMO — 14.4%
37		Federal Home Loan Mortgage Corp. —Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	41
		Federal Home Loan Mortgage Corp. REMIC,
—	(h)	Series 11, Class D, 9.500%, 07/15/19	—	(h)
1		Series 46, Class B, 7.800%, 09/15/20	1
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
7		Series 114, Class H, 6.950%, 01/15/21	7
—	(h)	Series 1079, Class S, HB, IF, 33.328%, 05/15/21	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1084, Class F, VAR, 1.148%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 44.336%, 05/15/21	—	(h)
5		Series 1144, Class KB, 8.500%, 09/15/21	6
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,175.496%, 01/15/22	1
4		Series 1206, Class IA, 7.000%, 03/15/22	5
3		Series 1250, Class J, 7.000%, 05/15/22	3
12		Series 1343, Class LA, 8.000%, 08/15/22	13
50		Series 1466, Class PZ, 7.500%, 02/15/23	56
1		Series 1470, Class F, VAR, 1.659%, 02/15/23	1
18		Series 1491, Class I, 7.500%, 04/15/23	21
19		Series 1518, Class G, IF, 8.773%, 05/15/23	21
16		Series 1541, Class O, VAR, 1.520%, 07/15/23	16
3		Series 1602, Class SA, HB, IF, 22.108%, 10/15/23	5
56		Series 1608, Class L, 6.500%, 09/15/23	64
4		Series 1671, Class L, 7.000%, 02/15/24	5
10		Series 1700, Class GA, PO, 02/15/24	9
96		Series 1706, Class K, 7.000%, 03/15/24	108
342		Series 1720, Class PL, 7.500%, 04/15/24	387
10		Series 1745, Class D, 7.500%, 08/15/24	11
20		Series 1798, Class F, 5.000%, 05/15/23	22
1		Series 1807, Class G, 9.000%, 10/15/20	1
107		Series 1927, Class PH, 7.500%, 01/15/27	122
44		Series 1981, Class Z, 6.000%, 05/15/27	49
15		Series 1987, Class PE, 7.500%, 09/15/27	16
6		Series 2033, Class SN, HB, IF, 28.471%, 03/15/24	4
17		Series 2038, Class PN, IO, 7.000%, 03/15/28	2
91		Series 2040, Class PE, 7.500%, 03/15/28	104
10		Series 2056, Class TD, 6.500%, 05/15/18	11
98		Series 2063, Class PG, 6.500%, 06/15/28	112
13		Series 2064, Class TE, 7.000%, 06/15/28	15
69		Series 2075, Class PH, 6.500%, 08/15/28	77
67		Series 2075, Class PM, 6.250%, 08/15/28	75
21		Series 2089, Class PJ, IO, 7.000%, 10/15/28	3
39		Series 2125, Class JZ, 6.000%, 02/15/29	43
10		Series 2163, Class PC, IO, 7.500%, 06/15/29	1

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
188	Series 2169, Class TB, 7.000%, 06/15/29	216
63	Series 2172, Class QC, 7.000%, 07/15/29	71
1	Series 2196, Class TL, 7.500%, 11/15/29	1
32	Series 2201, Class C, 8.000%, 11/15/29	37
84	Series 2210, Class Z, 8.000%, 01/15/30	97
23	Series 2224, Class CB, 8.000%, 03/15/30	27
41	Series 2256, Class MC, 7.250%, 09/15/30	48
49	Series 2259, Class ZM, 7.000%, 10/15/30	56
49	Series 2271, Class PC, 7.250%, 12/15/30	56
38	Series 2283, Class K, 6.500%, 12/15/23	42
21	Series 2296, Class PD, 7.000%, 03/15/31	24
11	Series 2306, Class K, PO, 05/15/24	10
26	Series 2306, Class SE, IF, IO, 8.280%, 05/15/24	3
29	Series 2333, Class HC, 6.000%, 07/15/31	28
3	Series 2344, Class QG, 6.000%, 08/15/16	3
405	Series 2344, Class ZD, 6.500%, 08/15/31	476
50	Series 2344, Class ZJ, 6.500%, 08/15/31	57
35	Series 2345, Class NE, 6.500%, 08/15/31	40
7	Series 2345, Class PQ, 6.500%, 08/15/16	7
20	Series 2347, Class VP, 6.500%, 03/15/20	21
47	Series 2351, Class PZ, 6.500%, 08/15/31	54
4	Series 2355, Class BP, 6.000%, 09/15/16	4
5	Series 2360, Class PG, 6.000%, 09/15/16	5
5	Series 2366, Class MD, 6.000%, 10/15/16	5
6	Series 2391, Class QR, 5.500%, 12/15/16	6
35	Series 2410, Class NG, 6.500%, 02/15/32	40
55	Series 2410, Class OE, 6.375%, 02/15/32	59
23	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	8
89	Series 2412, Class SP, IF, 15.705%, 02/15/32	120
26	Series 2423, Class MC, 7.000%, 03/15/32	30
53	Series 2423, Class MT, 7.000%, 03/15/32	62
194	Series 2435, Class CJ, 6.500%, 04/15/32	227
58	Series 2441, Class GF, 6.500%, 04/15/32	67
58	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	16
71	Series 2450, Class GZ, 7.000%, 05/15/32	81
23	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	6
102	Series 2455, Class GK, 6.500%, 05/15/32	118
125	Series 2466, Class DH, 6.500%, 06/15/32	143
66	Series 2474, Class NR, 6.500%, 07/15/32	76
115	Series 2484, Class LZ, 6.500%, 07/15/32	132
139	Series 2500, Class MC, 6.000%, 09/15/32	158

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
199	Series 2512, Class PG, 5.500%, 10/15/22	216
36	Series 2535, Class BK, 5.500%, 12/15/22	40
37	Series 2537, Class TE, 5.500%, 12/15/17	38
228	Series 2543, Class YX, 6.000%, 12/15/32	257
291	Series 2568, Class KG, 5.500%, 02/15/23	317
396	Series 2575, Class ME, 6.000%, 02/15/33	435
34	Series 2586, Class WI, IO, 6.500%, 03/15/33	7
46	Series 2622, Class PE, 4.500%, 05/15/18	48
27	Series 2631, Class LC, 4.500%, 06/15/18	28
45	Series 2651, Class VZ, 4.500%, 07/15/18	47
68	Series 2684, Class PO, PO, 01/15/33	68
55	Series 2744, Class TU, 5.500%, 05/15/32	57
20	Series 2907, Class VC, 4.500%, 05/15/34	20
76	Series 2934, Class EC, PO, 02/15/20	75
100	Series 2990, Class SL, HB, IF, 23.769%, 06/15/34	139
1,036	Series 2990, Class UZ, 5.750%, 06/15/35	1,185
209	Series 2999, Class ND, 4.500%, 07/15/20	219
11	Series 3068, Class AO, PO, 01/15/35	11
122	Series 3117, Class EO, PO, 02/15/36	111
13	Series 3117, Class OK, PO, 02/15/36	12
184	Series 3122, Class OH, PO, 03/15/36	172
191	Series 3137, Class XP, 6.000%, 04/15/36	217
6	Series 3149, Class SO, PO, 05/15/36	5
270	Series 3152, Class MO, PO, 03/15/36	249
110	Series 3171, Class MO, PO, 06/15/36	102
46	Series 3179, Class OA, PO, 07/15/36	42
396	Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	71
63	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	10
53	Series 3253, Class PO, PO, 12/15/21	53
38	Series 3316, Class JO, PO, 05/15/37	34
870	Series 3417, Class EO, PO, 11/15/36	812
212	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	27
89	Series 3607, Class AO, PO, 04/15/36	80
4	Series 3607, Class EO, PO, 02/15/33	4
293	Series 3607, Class OP, PO, 07/15/37	261
57	Series 3611, Class PO, PO, 07/15/34	52
531	Series 3680, Class MA, 4.500%, 07/15/39	579
191	Series 3804, Class FN, VAR, 0.648%, 03/15/39	192
552	Series 3819, Class ZQ, 6.000%, 04/15/36	627
224	Series 3997, Class PF, VAR, 0.648%, 11/15/39	225

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
831	Series 4219, Class JA, 3.500%, 08/15/39	871
1,366	Series 4374, Class NC, SUB, 1.750%, 02/15/46	1,418
	Federal Home Loan Mortgage Corp. STRIPS,
28	Series 243, Class 16, IO, 4.500%, 11/15/20	2
824	Series 262, Class 35, 3.500%, 07/15/42	851
832	Series 274, Class F1, VAR, 0.698%, 08/15/42	832
788	Series 279, Class F6, VAR, 0.648%, 09/15/42	792
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
36	Series T-41, Class 3A, VAR, 6.625%, 07/25/32	42
30	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	36
313	Series T-54, Class 2A, 6.500%, 02/25/43	369
108	Series T-54, Class 3A, 7.000%, 02/25/43	127
817	Series T-56, Class A5, 5.231%, 05/25/43	902
27	Series T-58, Class APO, PO, 09/25/43	22
218	Series T-76, Class 2A, VAR, 3.061%, 10/25/37	221
	Federal National Mortgage Association - ACES,
493	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	540
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,007
217	Series 2012-M11, Class FA, VAR, 0.708%, 08/25/19	218
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	470
2,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,113
1,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,021
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	647
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	989
820	Series 2015-M7, Class A2, 2.590%, 12/25/24	808
	Federal National Mortgage Association REMIC,
1	Series 1988-7, Class Z, 9.250%, 04/25/18	1
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
2	Series 1989-78, Class H, 9.400%, 11/25/19	2
2	Series 1989-83, Class H, 8.500%, 11/25/19	2
1	Series 1989-89, Class H, 9.000%, 11/25/19	1
1	Series 1990-1, Class D, 8.800%, 01/25/20	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
6		Series 1990-102, Class J, 6.500%, 08/25/20	6
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
–	(h)	Series 1990-134, Class SC, HB, IF, 21.301%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	–	(h)
2		Series 1991-42, Class S, IF, 17.326%, 05/25/21	2
32		Series 1992-107, Class SB, HB, IF, 29.478%, 06/25/22	52
2		Series 1992-143, Class MA, 5.500%, 09/25/22	2
15		Series 1993-25, Class J, 7.500%, 03/25/23	17
106		Series 1993-37, Class PX, 7.000%, 03/25/23	117
37		Series 1993-54, Class Z, 7.000%, 04/25/23	42
8		Series 1993-62, Class SA, IF, 18.996%, 04/25/23	11
10		Series 1993-122, Class M, 6.500%, 07/25/23	11
4		Series 1993-165, Class SD, IF, 13.459%, 09/25/23	5
16		Series 1993-178, Class PK, 6.500%, 09/25/23	18
259		Series 1993-183, Class KA, 6.500%, 10/25/23	298
120		Series 1993-189, Class PL, 6.500%, 10/25/23	134
25		Series 1993-247, Class SA, HB, IF, 28.093%, 12/25/23	43
2		Series 1994-9, Class E, PO, 11/25/23	2
73		Series 1996-14, Class SE, IF, IO, 8.430%, 08/25/23	17
1		Series 1996-27, Class FC, VAR, 0.699%, 03/25/17	1
8		Series 1996-59, Class J, 6.500%, 08/25/22	9
33		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
32	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
18	Series 1997-27, Class J, 7.500%, 04/18/27	19
22	Series 1997-29, Class J, 7.500%, 04/20/27	26
51	Series 1997-39, Class PD, 7.500%, 05/20/27	59
14	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
2	Series 1998-4, Class C, PO, 04/25/23	2
13	Series 1998-36, Class ZB, 6.000%, 07/18/28	15
159	Series 1998-43, Class EA, PO, 04/25/23	151
96	Series 2000-2, Class ZE, 7.500%, 02/25/30	110
32	Series 2001-4, Class PC, 7.000%, 03/25/21	34
63	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	9
75	Series 2001-36, Class DE, 7.000%, 08/25/31	88
17	Series 2001-44, Class PD, 7.000%, 09/25/31	20
107	Series 2001-48, Class Z, 6.500%, 09/25/21	119
14	Series 2001-49, Class Z, 6.500%, 09/25/31	16
11	Series 2001-71, Class MB, 6.000%, 12/25/16	11
12	Series 2001-71, Class QE, 6.000%, 12/25/16	12
82	Series 2001-74, Class MB, 6.000%, 12/25/16	84
13	Series 2001-81, Class LO, PO, 01/25/32	12
36	Series 2002-1, Class HC, 6.500%, 02/25/22	40
18	Series 2002-1, Class SA, HB, IF, 24.539%, 02/25/32	30
8	Series 2002-2, Class UC, 6.000%, 02/25/17	8
11	Series 2002-3, Class OG, 6.000%, 02/25/17	11
46	Series 2002-21, Class PE, 6.500%, 04/25/32	53
36	Series 2002-24, Class AJ, 6.000%, 04/25/17	37
48	Series 2002-28, Class PK, 6.500%, 05/25/32	54
51	Series 2002-37, Class Z, 6.500%, 06/25/32	59
43	Series 2002-94, Class BK, 5.500%, 01/25/18	44
200	Series 2003-22, Class UD, 4.000%, 04/25/33	211
162	Series 2003-34, Class GB, 6.000%, 03/25/33	175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
304	Series 2003-34, Class GE, 6.000%, 05/25/33	354
11	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
180	Series 2003-47, Class PE, 5.750%, 06/25/33	204
22	Series 2003-52, Class SX, HB, IF, 22.352%, 10/25/31	35
23	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	28
114	Series 2003-71, Class DS, IF, 7.215%, 08/25/33	117
53	Series 2003-80, Class SY, IF, IO, 7.451%, 06/25/23	3
69	Series 2003-83, Class PG, 5.000%, 06/25/23	72
18	Series 2003-91, Class SD, IF, 12.168%, 09/25/33	22
163	Series 2003-116, Class SB, IF, IO, 7.401%, 11/25/33	37
17	Series 2003-130, Class SX, IF, 11.221%, 01/25/34	20
143	Series 2004-25, Class PC, 5.500%, 01/25/34	150
110	Series 2004-25, Class SA, IF, 18.977%, 04/25/34	154
95	Series 2004-36, Class PC, 5.500%, 02/25/34	100
111	Series 2004-36, Class SA, IF, 18.977%, 05/25/34	155
71	Series 2004-46, Class SK, IF, 15.952%, 05/25/34	92
821	Series 2004-50, Class VZ, 5.500%, 07/25/34	927
60	Series 2004-61, Class SH, HB, IF, 23.191%, 11/25/32	90
54	Series 2004-74, Class SW, IF, 15.101%, 11/25/31	75
54	Series 2004-76, Class CL, 4.000%, 10/25/19	55
109	Series 2005-45, Class DC, HB, IF, 23.579%, 06/25/35	166
18	Series 2005-52, Class PA, 6.500%, 06/25/35	19
81	Series 2005-56, Class S, IF, IO, 6.511%, 07/25/35	15
157	Series 2005-56, Class TP, IF, 17.552%, 08/25/33	210

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
510	Series 2005-68, Class PG, 5.500%, 08/25/35	575
208	Series 2005-73, Class PS, IF, 16.202%, 08/25/35	269
91	Series 2005-74, Class CS, IF, 19.472%, 05/25/35	125
174	Series 2005-106, Class US, HB, IF, 23.836%, 11/25/35	264
586	Series 2005-121, Class DX, 5.500%, 01/25/26	640
180	Series 2006-27, Class OH, PO, 04/25/36	169
58	Series 2006-44, Class P, PO, 12/25/33	52
366	Series 2006-56, Class FC, VAR, 0.489%, 07/25/36	368
69	Series 2006-59, Class QO, PO, 01/25/33	68
58	Series 2006-65, Class QO, PO, 07/25/36	55
88	Series 2006-72, Class GO, PO, 08/25/36	79
185	Series 2006-77, Class PC, 6.500%, 08/25/36	212
69	Series 2006-79, Class DO, PO, 08/25/36	66
121	Series 2006-110, Class PO, PO, 11/25/36	109
230	Series 2006-124, Class HB, VAR, 5.961%, 11/25/36	243
94	Series 2007-14, Class ES, IF, IO, 6.241%, 03/25/37	14
69	Series 2007-79, Class SB, HB, IF, 23.286%, 08/25/37	99
500	Series 2007-81, Class GE, 6.000%, 08/25/37	565
197	Series 2007-88, Class VI, IF, IO, 6.341%, 09/25/37	37
499	Series 2007-91, Class ES, IF, IO, 6.261%, 10/25/37	73
98	Series 2007-106, Class A7, VAR, 6.155%, 10/25/37	109
141	Series 2007-116, Class HI, IO, VAR, 1.522%, 01/25/38	10
49	Series 2008-10, Class XI, IF, IO, 6.031%, 03/25/38	6
36	Series 2008-16, Class IS, IF, IO, 6.001%, 03/25/38	6
75	Series 2008-28, Class QS, HB, IF, 20.102%, 04/25/38	105
126	Series 2008-46, Class HI, IO, VAR, 1.729%, 06/25/38	11
102	Series 2009-69, Class PO, PO, 09/25/39	93
758	Series 2009-71, Class BC, 4.500%, 09/25/24	830

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
234		Series 2009-103, Class MB, VAR, 2.401%, 12/25/39	247
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,128
344		Series 2010-71, Class HJ, 5.500%, 07/25/40	391
522		Series 2010-133, Class A, 5.500%, 05/25/38	555
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,033
461		Series 2011-118, Class MT, 7.000%, 11/25/41	545
432		Series 2011-118, Class NT, 7.000%, 11/25/41	511
272		Series 2012-47, Class HF, VAR, 0.599%, 05/25/27	274
448		Series 2013-101, Class DO, PO, 10/25/43	351
440		Series 2013-128, Class PO, PO, 12/25/43	347
2		Series G-14, Class L, 8.500%, 06/25/21	2
8		Series G-18, Class Z, 8.750%, 06/25/21	9
1		Series G-22, Class G, 6.000%, 12/25/16	1
7		Series G-35, Class M, 8.750%, 10/25/21	8
28		Series G92-35, Class E, 7.500%, 07/25/22	31
2		Series G92-42, Class Z, 7.000%, 07/25/22	2
11		Series G92-44, Class ZQ, 8.000%, 07/25/22	12
24		Series G92-54, Class ZQ, 7.500%, 09/25/22	26
6		Series G93-5, Class Z, 6.500%, 02/25/23	7
10		Series G95-1, Class C, 8.800%, 01/25/25	11
		Federal National Mortgage Association REMIC Trust,
135		Series 2003-W1, Class 1A1, VAR, 5.771%, 12/25/42	154
29		Series 2003-W4, Class 2A, VAR, 6.383%, 10/25/42	34
25		Series 2007-W7, Class 1A4, HB, IF, 37.984%, 07/25/37	40
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
66		Series 300, Class 1, PO, 09/25/24	63
12		Series 329, Class 1, PO, 01/25/33	11
		Federal National Mortgage Association Trust,
67		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	78
217		Series 2005-W3, Class 2AF, VAR, 0.419%, 03/25/45	218

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Government National Mortgage Association,
151	Series 1994-7, Class PQ, 6.500%, 10/16/24	172
17	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	5
11	Series 2000-9, Class Z, 8.000%, 06/20/30	13
210	Series 2000-9, Class ZJ, 8.500%, 02/16/30	249
31	Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	11
85	Series 2002-40, Class UK, 6.500%, 06/20/32	100
80	Series 2002-47, Class PG, 6.500%, 07/16/32	94
100	Series 2002-47, Class PY, 6.000%, 07/20/32	112
102	Series 2002-47, Class ZA, 6.500%, 07/20/32	119
16	Series 2003-24, Class PO, PO, 03/16/33	14
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	353
88	Series 2003-52, Class AP, PO, 06/16/33	80
22	Series 2004-28, Class S, IF, 19.119%, 04/16/34	31
53	Series 2004-71, Class SB, HB, IF, 28.469%, 09/20/34	86
36	Series 2004-73, Class AE, IF, 14.448%, 08/17/34	44
281	Series 2004-90, Class SI, IF, IO, 5.897%, 10/20/34	44
82	Series 2005-68, Class DP, IF, 15.958%, 06/17/35	110
548	Series 2005-68, Class KI, IF, IO, 6.097%, 09/20/35	87
881	Series 2006-38, Class ZK, 6.500%, 08/20/36	1,031
61	Series 2006-59, Class SD, IF, IO, 6.497%, 10/20/36	11
222	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	45
256	Series 2007-27, Class SA, IF, IO, 5.997%, 05/20/37	40
394	Series 2007-40, Class SB, IF, IO, 6.547%, 07/20/37	70
240	Series 2007-45, Class QA, IF, IO, 6.437%, 07/20/37	42
231	Series 2007-50, Class AI, IF, IO, 6.572%, 08/20/37	37
57	Series 2007-53, Class ES, IF, IO, 6.347%, 09/20/37	10
58	Series 2007-53, Class SW, IF, 19.597%, 09/20/37	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
55	Series 2007-71, Class SB, IF, IO, 6.497%, 07/20/36	3
123	Series 2007-72, Class US, IF, IO, 6.347%, 11/20/37	22
123	Series 2007-76, Class SA, IF, IO, 6.327%, 11/20/37	22
76	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	18
218	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	40
322	Series 2008-50, Class KB, 6.000%, 06/20/38	366
167	Series 2008-55, Class SA, IF, IO, 5.997%, 06/20/38	26
180	Series 2008-93, Class AS, IF, IO, 5.497%, 12/20/38	26
61	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	9
77	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	14
264	Series 2009-22, Class SA, IF, IO, 6.067%, 04/20/39	39
235	Series 2009-31, Class TS, IF, IO, 6.097%, 03/20/39	30
211	Series 2009-79, Class OK, PO, 11/16/37	180
936	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,101
409	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	68
106	Series 2010-14, Class AO, PO, 12/20/32	103
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,143
138	Series 2010-130, Class CP, 7.000%, 10/16/40	163
482	Series 2011-137, Class WA, VAR, 5.532%, 07/20/40	546
455	Series 2012-H21, Class DF, VAR, 0.838%, 05/20/61	455
268	Series 2012-H24, Class FA, VAR, 0.638%, 03/20/60	269
458	Series 2012-H26, Class MA, VAR, 0.738%, 07/20/62	459
777	Series 2012-H29, Class FA, VAR, 0.703%, 10/20/62	776
763	Series 2013-91, Class WA, VAR, 4.509%, 04/20/43	818
257	Series 2013-H03, Class FA, VAR, 0.488%, 08/20/60	257

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
480	Series 2013-H07, Class JA, 1.750%, 03/20/63	482
941	Series 2014-H15, Class FA, VAR, 0.688%, 07/20/64	939
848	Series 2014-H17, Class FC, VAR, 0.688%, 07/20/64	846
972	Series 2014-H19, Class FE, VAR, 0.658%, 09/20/64	969
2,877	Series 2015-H04, Class FL, VAR, 0.658%, 02/20/65	2,877
2,945	Series 2015-H12, Class FA, VAR, 0.668%, 05/20/65	2,950
749	Series 2015-H15, Class FJ, VAR, 0.628%, 06/20/65	744
2,014	Series 2015-H16, Class FL, VAR, 0.628%, 07/20/65	2,000
741	Series 2015-H18, Class FA, VAR, 0.638%, 06/20/65	738
92	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	93
	Vendee Mortgage Trust,
433	Series 1993-1, Class ZB, 7.250%, 02/15/23	490
198	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	217
299	Series 1996-1, Class 1Z, 6.750%, 02/15/26	341
100	Series 1996-2, Class 1Z, 6.750%, 06/15/26	114
398	Series 1997-1, Class 2Z, 7.500%, 02/15/27	467
97	Series 1998-1, Class 2E, 7.000%, 03/15/28	116

		66,805

	Non-Agency CMO — 2.4%
	Ajax Mortgage Loan Trust,
445	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	444
206	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	206
	Alternative Loan Trust,
1,733	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,746
290	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	265
	ASG Resecuritization Trust,
62	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	61
190	Series 2009-3, Class A65, VAR, 2.093%, 03/26/37 (e)	189
	Banc of America Alternative Loan Trust,
48	Series 2003-7, Class 2A4, 5.000%, 09/25/18	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
30	Series 2003-11, Class PO, PO, 01/25/34	26
29	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	24
	Banc of America Mortgage Trust,
13	Series 2003-8, Class APO, PO, 11/25/33	11
9	Series 2004-1, Class APO, PO, 02/25/34	8
29	Series 2004-3, Class 1A26, 5.500%, 04/25/34	29
16	Series 2004-6, Class APO, PO, 07/25/34	14
	BCAP LLC Trust,
299	Series 2010-RR7, Class 2A1, VAR, 2.169%, 07/26/45 (e)	299
254	Series 2011-RR10, Class 2A1, VAR, 1.074%, 09/26/37 (e)	244
111	Series 2012-RR2, Class 1A1, VAR, 0.357%, 08/26/36 (e)	110
87	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	88
	CHL Mortgage Pass-Through Trust,
62	Series 2004-5, Class 1A4, 5.500%, 06/25/34	65
28	Series 2004-HYB3, Class 2A, VAR, 2.293%, 06/20/34	26
278	Series 2005-22, Class 2A1, VAR, 2.486%, 11/25/35	235
	Citigroup Mortgage Loan Trust,
113	Series 2008-AR4, Class 1A1A, VAR, 2.721%, 11/25/38 (e)	113
131	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	133
	Citigroup Mortgage Loan Trust, Inc.,
17	Series 2003-UP3, Class A3, 7.000%, 09/25/33	18
17	Series 2003-UST1, Class A1, 5.500%, 12/25/18	18
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
2	Series 2003-UST1, Class PO3, PO, 12/25/18	2
227	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	230
24	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	24
	CSMC,
602	Series 2010-11R, Class A6, VAR, 1.187%, 06/28/47 (e)	580
19	Series 2011-9R, Class A1, VAR, 2.189%, 03/27/46 (e)	20
50	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	50

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
112	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.278%, 06/25/20	112
9	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	9
29	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	29
	First Horizon Mortgage Pass-Through Trust,
121	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	121
139	Series 2005-AR1, Class 2A2, VAR, 2.617%, 04/25/35	139
238	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	228
45	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
612	Series 2003-A1, Class 1A1, VAR, 2.053%, 10/25/33	599
57	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	57
195	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	195
	MASTR Adjustable Rate Mortgages Trust,
39	Series 2004-3, Class 4A2, VAR, 2.336%, 04/25/34	37
164	Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	165
	MASTR Alternative Loan Trust,
143	Series 2003-9, Class 8A1, 6.000%, 01/25/34	145
300	Series 2004-4, Class 10A1, 5.000%, 05/25/24	317
23	Series 2004-7, Class 30PO, PO, 08/25/34	17
20	Series 2004-10, Class 1A1, 4.500%, 09/25/19	20
96	Series 2005-6, Class 3A1, 5.500%, 11/25/20	93
	MASTR Asset Securitization Trust,
28	Series 2003-2, Class 1A1, 5.000%, 03/25/18	28
5	Series 2004-8, Class PO, PO, 08/25/19	5
56	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	44
	Merrill Lynch Mortgage Investors Trust,
277	Series 2003-E, Class A1, VAR, 0.819%, 10/25/28	264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
99	Series 2004-A, Class A1, VAR, 0.659%, 04/25/29	95
43	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.839%, 02/25/35	42
59	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	59
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
30	Series 2003-A1, Class A1, 5.500%, 05/25/33	31
20	Series 2003-A1, Class A2, 6.000%, 05/25/33	21
9	Series 2003-A1, Class A5, 7.000%, 04/25/33	10
	RALI Trust,
14	Series 2002-QS16, Class A3, IF, 16.206%, 10/25/17	14
71	Series 2002-QS8, Class A5, 6.250%, 06/25/17	71
22	Series 2003-QS3, Class A2, IF, 16.061%, 02/25/18	23
84	Series 2003-QS9, Class A3, IF, IO, 7.351%, 05/25/18	6
107	Series 2004-QS3, Class CB, 5.000%, 03/25/19	109
109	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	94
8	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	8
	Salomon Brothers Mortgage Securities VII, Inc.,
58	Series 2003-HYB1, Class A, VAR, 2.501%, 09/25/33	59
2	Series 2003-UP2, Class PO1, PO, 12/25/18	2
	Springleaf Mortgage Loan Trust,
109	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	109
103	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
83	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	83
205	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	205
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127
171	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	311
93	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	95
55	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	56
	WaMu Mortgage Pass-Through Certificates Trust,
19	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	19
124	Series 2003-AR5, Class A7, VAR, 2.560%, 06/25/33	126
63	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	64
240	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	220
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
34	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	37
7	Series 2003-MS7, Class P, PO, 03/25/33	5
107	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	105
	Wells Fargo Mortgage-Backed Securities Trust,
46	Series 2003-K, Class 1A1, VAR, 2.520%, 11/25/33	46
241	Series 2004-P, Class 2A1, VAR, 2.734%, 09/25/34	242
78	Series 2004-EE, Class 3A1, VAR, 2.624%, 12/25/34	79
397	Series 2005-AR3, Class 1A1, VAR, 2.723%, 03/25/35	400

		11,226

	Total Collateralized Mortgage Obligations (Cost $75,192)	78,031

Commercial Mortgage-Backed Securities — 2.0%
292	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	290
	A10 Term Asset Financing LLC,
299	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	301
250	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	249
	Banc of America Commercial Mortgage Trust,
17	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	17

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

259	Series 2006-4, Class A4, 5.634%, 07/10/46	264
256	Series 2007-5, Class A4, 5.492%, 02/10/51	269
29	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	29
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	198
318	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.596%, 03/11/39	320
13,447	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	57
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	507
423	Series 2014-KYO, Class A, VAR, 1.092%, 06/11/27 (e)	422
132	Series 2014-PAT, Class A, VAR, 0.988%, 08/13/27 (e)	131
300	Series 2014-TWC, Class A, VAR, 1.037%, 02/13/32 (e)	299
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	289
31	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	31
402	CSMC, Series 2014-ICE, Class A, VAR, 0.998%, 04/15/27 (e)	399
4	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	4
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,054
500	Series KSMC, Class A2, 2.615%, 01/25/23	500
113	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	113
20	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	20
213	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	213
504	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	506
	NorthStar, (Cayman Islands),
208	Series 2013-1A, Class A, VAR, 2.041%, 08/25/29 (e)	208

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
250	Series 2013-1A, Class B, VAR, 5.191%, 08/25/29 (e)	253
80	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	80
	PFP III Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	345
100	Series 2015-2, Class C, VAR, 3.444%, 07/14/34 (e)	100
100	Series 2015-2, Class D, VAR, 4.194%, 07/14/34 (e)	100
	RAIT Trust,
245	Series 2014-FL3, Class A, VAR, 1.448%, 12/15/31 (e)	244
390	Series 2015-FL4, Class A, VAR, 1.535%, 12/15/31 (e)	387
	Resource Capital Corp. Ltd., (Cayman Islands),
160	Series 2015-CRE4, Class A, VAR, 1.587%, 08/15/32 (e)	160
153	Series 2015-CRE4, Class B, VAR, 3.187%, 08/15/32 (e)	153
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	119
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	107
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	530
79	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	79

	Total Commercial Mortgage-Backed Securities (Cost $9,303)	9,347

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	100

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	150
150	2.625%, 09/15/16 (e)	152

		302

	Hotels, Restaurants & Leisure — 0.0% (g)
65	Starbucks Corp., 2.700%, 06/15/22	65

	Internet & Catalog Retail — 0.0% (g)
197	Amazon.com, Inc., 3.300%, 12/05/21	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 0.7%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	114
100	7.700%, 10/30/25	127
	CBS Corp.,
50	3.375%, 03/01/22	49
94	3.700%, 08/15/24	91
208	4.000%, 01/15/26	204
80	Comcast Corp., 3.375%, 08/15/25	80
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
140	3.800%, 03/15/22	139
26	3.950%, 01/15/25	25
150	4.600%, 02/15/21	158
213	5.000%, 03/01/21	228
78	Discovery Communications LLC, 4.375%, 06/15/21	81
550	NBCUniversal Media LLC, 2.875%, 01/15/23	536
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	50
105	3.950%, 09/30/21	109
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	61
50	6.750%, 07/01/18	55
150	8.250%, 04/01/19	176
35	8.750%, 02/14/19	41
100	Time Warner Cos., Inc., 7.570%, 02/01/24	122
300	Time Warner, Inc., 3.600%, 07/15/25	290
	Viacom, Inc.,
37	2.750%, 12/15/19	36
100	3.125%, 06/15/22	90
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	42
15	6.250%, 04/30/16	15
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		3,036

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	34
49	4.375%, 09/01/23	50
25	7.450%, 07/15/17	28
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	441

		590

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	30
56	Gap, Inc. (The), 5.950%, 04/12/21	62
	Home Depot, Inc. (The),
67	2.625%, 06/01/22	66
130	5.400%, 03/01/16	133

		291

	Total Consumer Discretionary	4,585

	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	82
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	154
36	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	42
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	30
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	180
31	3.000%, 08/25/21	32
111	3.100%, 07/17/22	112
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	206

		953

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	84
	CVS Health Corp.,
178	3.500%, 07/20/22	181
179	4.000%, 12/05/23	187
51	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	57
	Kroger Co. (The),
50	2.200%, 01/15/17	50
90	4.000%, 02/01/24	92
30	6.150%, 01/15/20	34
75	6.400%, 08/15/17	82
94	Walgreen Co., 3.100%, 09/15/22	91
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	90

		948

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	161

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	103
106	4.307%, 05/14/21 (e)	115
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
30	3.500%, 06/06/22	30
22	5.375%, 02/10/20	24
332	6.125%, 08/23/18	369
66	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	68
150	Mondelez International, Inc., 4.000%, 02/01/24	154
73	Tyson Foods, Inc., 3.950%, 08/15/24	73

		1,136

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
54	Procter & Gamble – ESOP, Series A, 9.360%, 01/01/21	64

		84

	Total Consumer Staples	3,121

	Energy — 1.7%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
9	Ensco plc, (United Kingdom), 5.200%, 03/15/25	8
107	Halliburton Co., 3.500%, 08/01/23	107
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	29
30	5.000%, 09/15/20	30
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
	Noble Holding International Ltd., (Cayman Islands),
12	3.950%, 03/15/22	9
18	4.000%, 03/16/18	18
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48
	Transocean, Inc., (Cayman Islands),
39	4.300%, 10/15/22	27
57	6.500%, 11/15/20	47
78	6.875%, 12/15/21	62
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	28

		442

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.6%
	Apache Corp.,
42	3.250%, 04/15/22	41
25	6.900%, 09/15/18	28
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	27
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	233
256	2.750%, 05/10/23	243
60	3.506%, 03/17/25	59
66	3.814%, 02/10/24	66
100	4.742%, 03/11/21	110
	Buckeye Partners LP,
30	4.350%, 10/15/24	28
40	4.875%, 02/01/21	40
25	5.850%, 11/15/43	23
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	23
150	5.900%, 02/01/18	161
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	19
40	Chevron Corp., 2.355%, 12/05/22	38
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	203
150	ConocoPhillips, 5.750%, 02/01/19	168
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	199
41	ConocoPhillips Co., 2.200%, 05/15/20	41
190	Devon Energy Corp., 6.300%, 01/15/19	213
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	50
80	Encana Corp., (Canada), 6.500%, 05/15/19	87
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	81
91	4.750%, 01/15/26	86
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	211
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	68
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	496
37	3.750%, 02/15/25	35
49	3.900%, 02/15/24	48
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	107
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	235
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Marathon Oil Corp.,
228	5.900%, 03/15/18	248
175	6.000%, 10/01/17	189
67	Marathon Petroleum Corp., 3.625%, 09/15/24	65
	Occidental Petroleum Corp.,
35	1.750%, 02/15/17	35
91	3.500%, 06/15/25	91
	ONEOK Partners LP,
80	3.800%, 03/15/20	80
200	4.900%, 03/15/25	188
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	66
90	5.375%, 01/27/21	79
295	6.250%, 03/17/24	255
50	7.875%, 03/15/19	50
97	Petro-Canada, (Canada), 6.050%, 05/15/18	107
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	56
69	4.875%, 01/18/24	69
43	Phillips 66, 2.950%, 05/01/17	44
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	57
100	3.600%, 11/01/24	93
250	4.650%, 10/15/25	252
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	208
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	161
140	6.200%, 04/15/18	153
50	8.000%, 10/01/19	59
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	80
63	3.500%, 03/15/25	58
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	136
42	2.750%, 11/10/21	42
67	3.125%, 08/17/17	69
83	3.150%, 01/23/22	83
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	178
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	56
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
150	2.750%, 06/19/21	151
175	Total Capital S.A., (France), 2.300%, 03/15/16	177
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	170
100	6.500%, 08/15/18	112
30	7.125%, 01/15/19	35

		7,664

	Total Energy	8,106

	Financials — 9.6%
	Banks — 4.1%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	200
200	2.500%, 10/30/18 (e)	202
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	201
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	254
	Bank of America Corp.,
150	3.300%, 01/11/23	148
200	3.875%, 03/22/17	207
485	3.875%, 08/01/25	490
42	4.100%, 07/24/23	43
100	5.000%, 05/13/21	109
130	5.625%, 07/01/20	146
170	5.750%, 12/01/17	184
50	5.875%, 01/05/21	57
814	6.400%, 08/28/17	884
100	6.500%, 08/01/16	105
266	6.875%, 04/25/18	298
208	Series L, 1.950%, 05/12/18	207
200	Series L, 2.250%, 04/21/20	196
154	Series L, 3.950%, 04/21/25	149
300	Series L, 5.650%, 05/01/18	327
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	82
	Bank of Nova Scotia (The), (Canada),
121	1.650%, 10/29/15 (e)	121
200	1.700%, 06/11/18	199
175	2.550%, 01/12/17	178
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	200
250	6.050%, 12/04/17 (e)	271

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
317	Barclays plc, (United Kingdom), 2.875%, 06/08/20	316
	BB&T Corp.,
225	2.625%, 06/29/20	226
125	3.950%, 04/29/16	127
100	5.250%, 11/01/19	110
234	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	236
300	Capital One Bank USA N.A., 3.375%, 02/15/23	285
250	Capital One N.A., 2.350%, 08/17/18	250
	Citigroup, Inc.,
650	1.700%, 04/27/18	643
106	1.800%, 02/05/18	106
82	2.150%, 07/30/18	82
350	2.400%, 02/18/20	347
73	3.750%, 06/16/24	74
414	5.375%, 08/09/20	460
115	5.500%, 09/13/25	125
13	6.000%, 08/15/17	14
300	6.125%, 11/21/17	327
	Comerica, Inc.,
55	3.000%, 09/16/15	55
16	3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	255
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	123
250	4.375%, 08/04/25	250
250	Discover Bank, 2.600%, 11/13/18	250
	Fifth Third Bancorp,
146	2.875%, 07/27/20	146
350	5.450%, 01/15/17	367
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	204
200	4.250%, 08/18/25	198
300	4.875%, 01/14/22	328
	Huntington National Bank (The),
250	2.000%, 06/30/18	249
250	2.875%, 08/20/20	250
50	KeyCorp, 5.100%, 03/24/21	55
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	199
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	333

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	202
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	National Australia Bank Ltd., (Australia), 2.750%, 09/28/15 (e)	300
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	308
	PNC Funding Corp.,
133	4.375%, 08/11/20	144
265	5.125%, 02/08/20	294
110	5.250%, 11/15/15	111
115	5.625%, 02/01/17	121
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	149
239	2.000%, 10/01/18	242
125	2.200%, 07/27/18	126
200	2.300%, 07/20/16	202
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	249
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	207
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	201
37	1.625%, 03/13/18	37
104	2.250%, 11/05/19	104
250	U.S. Bank N.A., 2.800%, 01/27/25	241
850	Wachovia Corp., 5.750%, 02/01/18	930
	Wells Fargo & Co.,
130	2.600%, 07/22/20	130
99	3.000%, 02/19/25	95
51	4.300%, 07/22/27	52
237	4.480%, 01/16/24	248
415	5.625%, 12/11/17	452
500	SUB, 3.676%, 06/15/16	511
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	273
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	313

		18,978

	Capital Markets — 1.9%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	125
	Bank of New York Mellon Corp. (The),
229	2.600%, 08/17/20	230
150	3.250%, 09/11/24	149
100	3.650%, 02/04/24	102
75	4.600%, 01/15/20	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
326	BlackRock, Inc., Series 2, 5.000%, 12/10/19	363
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	171
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
250	Credit Suisse, (Switzerland), 1.700%, 04/27/18	248
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	317
100	2.950%, 08/20/20	100
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	100
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
255	3.625%, 02/07/16	258
137	3.750%, 05/22/25	136
120	4.000%, 03/03/24	123
68	5.375%, 03/15/20	75
80	5.750%, 01/24/22	91
1,100	5.950%, 01/18/18	1,199
250	7.500%, 02/15/19	292
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	207
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	74
	Jefferies Group LLC,
111	3.875%, 11/09/15	111
150	5.125%, 04/13/18	158
125	6.875%, 04/15/21	140
	Macquarie Bank Ltd., (Australia),
100	2.850%, 07/29/20 (e)	101
100	4.000%, 07/29/25 (e)	99
356	5.000%, 02/22/17 (e)	373
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	168
40	6.250%, 01/14/21 (e)	45
	Morgan Stanley,
40	2.650%, 01/27/20	40
284	2.800%, 06/16/20	285
83	3.700%, 10/23/24	83
62	3.950%, 04/23/27	59
330	4.000%, 07/23/25	337
93	5.000%, 11/24/25	98
166	5.500%, 07/24/20	185
100	5.500%, 07/28/21	113
450	5.625%, 09/23/19	500
100	5.750%, 01/25/21	113
100	6.625%, 04/01/18	112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
100	7.300%, 05/13/19	117
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	86
84	6.700%, 03/04/20	98
	State Street Corp.,
36	3.100%, 05/15/23	35
294	3.550%, 08/18/25	296
192	3.700%, 11/20/23	197
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	34
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	110
100	5.875%, 12/20/17	109

		8,802

	Consumer Finance — 1.2%
500	American Express Co., 7.000%, 03/19/18	564
	American Express Credit Corp.,
261	1.800%, 07/31/18	261
139	2.800%, 09/19/16	141
	American Honda Finance Corp.,
200	2.125%, 02/28/17(e)	203
83	2.250%, 08/15/19	83
	Capital One Financial Corp.,
125	3.200%, 02/05/25	116
110	3.500%, 06/15/23	108
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	250
206	2.250%, 12/01/19	207
58	2.850%, 06/01/22	57
100	5.500%, 03/15/16	103
65	7.050%, 10/01/18	74
100	7.150%, 02/15/19	116
	Ford Motor Credit Co. LLC,
200	2.240%, 06/15/18	199
550	2.375%, 03/12/19	543
200	3.000%, 06/12/17	204
250	3.157%, 08/04/20	250
200	4.250%, 09/20/22	206
	HSBC USA, Inc.,
200	1.700%, 03/05/18	199
180	2.350%, 03/05/20	177
296	2.750%, 08/07/20	296
	John Deere Capital Corp.,
50	2.250%, 04/17/19	50
400	2.375%, 07/14/20	401

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
	PACCAR Financial Corp.,
39	1.400%, 05/18/18	39
66	1.600%, 03/15/17	66
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	227
200	2.000%, 09/15/16	202
100	2.050%, 01/12/17	101
105	2.100%, 01/17/19	106

		5,656

	Diversified Financial Services — 1.4%
161	Associates Corp. of North America, 6.950%, 11/01/18	183
425	Bank of America N.A., 5.300%, 03/15/17	448
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	661
98	3.750%, 08/15/21	104
397	CME Group, Inc., 3.000%, 03/15/25	386
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
200	3.100%, 01/09/23	200
220	4.375%, 09/16/20	239
800	4.650%, 10/17/21	880
500	5.400%, 02/15/17	529
140	5.500%, 01/08/20	158
535	5.625%, 05/01/18	588
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	91
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	511
200	Series KK, 3.550%, 01/15/24	213
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	365
100	3.250%, 05/11/25	98
195	4.375%, 03/25/20	213
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	247
100	5.750%, 10/17/16 (e)	105

		6,352

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — 0.6%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	45
200	2.700%, 03/13/23	191
61	Allstate Corp. (The), 3.150%, 06/15/23	61
	American International Group, Inc.,
161	3.750%, 07/10/25	162
59	4.125%, 02/15/24	61
45	Aon Corp., 3.500%, 09/30/15	45
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	164
90	CNA Financial Corp., 3.950%, 05/15/24	89
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	86
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	36
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	304
100	3.125%, 04/14/16 (e)	101
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	206
200	2.500%, 09/29/15 (e)	200
175	3.650%, 06/14/18 (e)	184
100	3.875%, 04/11/22 (e)	104
323	New York Life Global Funding, 2.150%, 06/18/19 (e)	323
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	198

		2,986

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	76
38	5.000%, 02/15/24	40
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	44
200	3.070%, 03/15/23 (e)	195
	Equity Commonwealth,
125	5.875%, 09/15/20	137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
150	6.650%, 01/15/18	161
427	ERP Operating LP, 4.625%, 12/15/21	461
	HCP, Inc.,
52	2.625%, 02/01/20	52
38	3.400%, 02/01/25	35
23	3.875%, 08/15/24	22
17	4.200%, 03/01/24	17
38	4.250%, 11/15/23	38
92	5.375%, 02/01/21	101
73	Health Care REIT, Inc., 4.500%, 01/15/24	76
53	Prologis LP, 4.250%, 08/15/23	54
50	Realty Income Corp., 3.875%, 07/15/24	50
	Simon Property Group LP,
100	2.500%, 09/01/20	100
62	3.375%, 10/01/24	61
38	3.750%, 02/01/24	38
81	4.125%, 12/01/21	86
90	4.375%, 03/01/21	97
50	6.125%, 05/30/18	56
	Ventas Realty LP,
27	3.500%, 02/01/25	26
44	3.750%, 05/01/24	43
62	4.125%, 01/15/26	61

		2,127

	Total Financials	44,901

	Health Care — 0.7%
	Biotechnology — 0.2%
	Amgen, Inc.,
44	2.125%, 05/01/20	43
400	3.875%, 11/15/21	416
40	5.700%, 02/01/19	44
75	Baxalta, Inc., 3.600%, 06/23/22 (e)	75
	Celgene Corp.,
98	3.250%, 08/15/22	95
117	3.550%, 08/15/22	117
44	3.625%, 05/15/24	44
57	Gilead Sciences, Inc., 3.500%, 02/01/25	57

		891

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	93

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
115	3.125%, 05/15/22	111
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	45
49	3.750%, 09/15/25	49
72	Express Scripts Holding Co., 3.500%, 06/15/24	70
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	209
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	50
	UnitedHealth Group, Inc.,
91	1.900%, 07/16/18	91
70	3.350%, 07/15/22	72
112	3.375%, 11/15/21	115

		922

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	70

		92

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	125
87	2.900%, 11/06/22	84
35	3.200%, 11/06/22	35
100	Allergan, Inc., 2.800%, 03/15/23	92
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	262
69	5.000%, 12/15/21 (e)	74
150	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	148
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	62
62	2.400%, 09/15/22	60
30	3.700%, 02/10/45	27

		1,163

	Total Health Care	3,111

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	41

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	68
70	6.375%, 06/01/19 (e)	79
100	Honeywell International, Inc., 5.300%, 03/01/18	109
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
	Precision Castparts Corp.,
43	0.700%, 12/20/15	43
140	3.250%, 06/15/25	138

		526

	Air Freight & Logistics — 0.2%
511	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	585
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	146

		731

	Airlines — 0.1%
174	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	185
26	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	28
50	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	53

		266

	Commercial Services & Supplies — 0.0% (g)
	ADT Corp. (The),
70	3.500%, 07/15/22	63
24	4.125%, 06/15/23	22
50	Pitney Bowes, Inc., 5.600%, 03/15/18	54

		139

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	54

		81

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	177

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	35
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	151

		363

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	30
89	Deere & Co., 2.600%, 06/08/22	87
25	Parker-Hannifin Corp., 5.500%, 05/15/18	28

		219

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	42
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	102
100	5.650%, 05/01/17	107
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
	CSX Corp.,
100	3.400%, 08/01/24	99
30	7.375%, 02/01/19	35
50	7.900%, 05/01/17	55
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	29
48	5.250%, 10/01/20 (e)	54
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	139
50	7.700%, 05/15/17	55
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	53
141	3.375%, 02/01/22 (e)	137
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
28	2.500%, 05/11/20	27
86	2.875%, 09/01/20	86
55	3.600%, 03/01/16	56
	Union Pacific Corp.,
21	2.950%, 01/15/23	20
75	3.646%, 02/15/24	77
233	4.163%, 07/15/22	248

		1,582

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	56

	Total Industrials	4,108

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
55	2.900%, 03/04/21	56
194	3.000%, 06/15/22	194
44	3.500%, 06/15/25	45

		295

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	110
63	7.500%, 01/15/27	75

		235

	Internet Software & Services — 0.1%
	eBay, Inc.,
62	2.600%, 07/15/22	56
348	2.875%, 08/01/21	334

		390

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/08/18	125
309	1.625%, 05/15/20	302
350	7.625%, 10/15/18	411
	Xerox Corp.,
39	2.950%, 03/15/17	40
450	5.625%, 12/15/19	495
40	6.750%, 02/01/17	43

		1,416

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.700%, 07/29/25	131
30	National Semiconductor Corp., 6.600%, 06/15/17	33
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		236

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	26
	Microsoft Corp.,
23	0.875%, 11/15/17	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
120	1.625%, 09/25/15	120
34	2.125%, 11/15/22	33
50	2.375%, 02/12/22	49
118	2.375%, 05/01/23	113
167	3.625%, 12/15/23	174
	Oracle Corp.,
200	3.625%, 07/15/23	205
200	5.250%, 01/15/16	204
100	5.750%, 04/15/18	110

		1,057

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
273	2.150%, 02/09/22	263
199	2.400%, 05/03/23	190
250	2.700%, 05/13/22	247
201	2.850%, 05/06/21	205
513	3.200%, 05/13/25	510
207	VAR, 0.550%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	100
100	3.375%, 06/01/23	97
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	123
45	4.650%, 12/09/21	47

		1,989

	Total Information Technology	5,618

	Materials — 0.4%
	Chemicals — 0.2%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	42
100	4.125%, 03/15/35	88
125	CF Industries, Inc., 7.125%, 05/01/20	148
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	96
119	4.125%, 11/15/21	124
20	8.550%, 05/15/19	24
100	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	111
	Mosaic Co. (The),
34	3.750%, 11/15/21	35
212	4.250%, 11/15/23	215
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
41	Praxair, Inc., 2.650%, 02/05/25	39

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
150	Union Carbide Corp., 7.500%, 06/01/25	188

		1,136

	Construction Materials — 0.0% (g)
200	CRH America, Inc., 3.875%, 05/18/25 (e)	198

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	96
100	5.400%, 03/29/17	106
100	6.500%, 04/01/19	114
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	122
107	4.550%, 11/14/24	83
27	Nucor Corp., 4.000%, 08/01/23	27
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58
	Teck Resources Ltd., (Canada),
39	3.750%, 02/01/23	29
42	4.750%, 01/15/22	33

		696

	Total Materials	2,030

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
204	0.900%, 02/12/16	204
85	2.450%, 06/30/20	84
490	3.000%, 06/30/22	471
28	3.400%, 05/15/25	27
100	4.450%, 05/15/21	105
180	5.500%, 02/01/18	194
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	424
14	BellSouth Telecommunications LLC, 6.300%, 12/15/15	14
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	109
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	173
202	3.482%, 06/16/25 (e)	199
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	62
148	Qwest Corp., 6.750%, 12/01/21	161

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	115
179	3.000%, 11/01/21	177
295	3.500%, 11/01/24	288
156	4.150%, 03/15/24	160
353	4.500%, 09/15/20	379
222	5.150%, 09/15/23	243
200	7.750%, 12/01/30	261
176	Verizon New England, Inc., 7.875%, 11/15/29	223

		4,134

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	161
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	100

		360

	Total Telecommunication Services	4,494

	Utilities — 1.0%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	42
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	56
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
20	DTE Electric Co., 2.650%, 06/15/22	19
285	Duke Energy Corp., 3.550%, 09/15/21	293
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	40
106	3.250%, 08/15/25	106
150	5.300%, 01/15/19	166
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	156
100	Series J, 3.200%, 03/15/23	99

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	29
47	Kansas City Power & Light Co., 3.150%, 03/15/23	46
60	Nevada Power Co., 7.125%, 03/15/19	70
	NextEra Energy Capital Holdings, Inc.,
27	2.400%, 09/15/19	27
113	7.875%, 12/15/15	115
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	28
40	4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	28
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	57
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	65
50	3.250%, 06/15/23	50
125	5.625%, 11/30/17	135
	PacifiCorp,
140	3.600%, 04/01/24	143
100	3.850%, 06/15/21	106
60	5.650%, 07/15/18	67
75	PECO Energy Co., 5.350%, 03/01/18	82
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	368
	Southern California Edison Co.,
54	1.845%, 02/01/22	54
212	Series C, 3.500%, 10/01/23	217
45	Southern Co. (The), 1.950%, 09/01/16	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	36
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	109
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	101
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		3,501

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	36
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	55

		91

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.0% (g)
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	45
72	4.000%, 10/01/20	74
37	PSEG Power LLC, 4.300%, 11/15/23	38

		157

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	94
100	6.375%, 07/15/16	104
50	Consumers Energy Co., 5.650%, 04/15/20	57
79	DTE Energy Co., 3.300%, 06/15/22 (e)	80
200	NiSource Finance Corp., 3.850%, 02/15/23	207
	Sempra Energy,
48	4.050%, 12/01/23	49
150	9.800%, 02/15/19	186
87	WEC Energy Group, Inc., 3.550%, 06/15/25	87

		864

	Water Utilities — 0.0% (g)
122	American Water Capital Corp., 3.400%, 03/01/25	122

	Total Utilities	4,735

	Total Corporate Bonds (Cost $82,954)	84,809

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	795
500	Series 6-Z, Zero Coupon, 02/15/22	431
1,000	Series 7-Z, Zero Coupon, 08/15/25	752
1,000	Series 8-Z, Zero Coupon, 08/15/24	780
1,000	Series 8-Z, Zero Coupon, 02/15/25	764
92	Republic of Poland, (Poland), 4.000%, 01/22/24	97
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	212
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	248
250	3.600%, 01/30/25	245
116	4.000%, 10/02/23	118

	Total Foreign Government Securities (Cost $4,396)	4,442

Mortgage Pass-Through Securities — 9.0%
	Federal Home Loan Mortgage Corp.,
92	ARM, 2.040%, 01/01/37	96
203	ARM, 2.077%, 08/01/36	214

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
27		ARM, 2.274%, 01/01/27	28
180		ARM, 2.301%, 03/01/37	191
61		ARM, 2.319%, 11/01/36	65
217		ARM, 2.322%, 12/01/34	234
12		ARM, 2.375%, 07/01/26	12
106		ARM, 2.465%, 09/01/36	113
128		ARM, 2.536%, 09/01/36	137
236		ARM, 2.599%, 06/01/36	252
145		ARM, 2.669%, 04/01/38	157
91		ARM, 2.828%, 02/01/37	98
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
61		4.000%, 06/01/19	63
15		4.500%, 10/01/18	16
134		5.500%, 06/01/17 - 01/01/24	146
8		6.000%, 10/01/17 - 04/01/18	9
101		6.500%, 01/01/17 - 03/01/22	105
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7		6.000%, 12/01/22	8
35		6.500%, 11/01/22—08/01/26	40
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
55		6.000%, 01/01/34	63
55		7.000%, 04/01/26 - 02/01/37	64
5		7.500%, 08/01/25	6
5		8.000%, 07/01/20 - 11/01/24	6
15		8.500%, 07/01/28	18
208		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	232
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,571		3.500%, 05/01/33—05/01/43	2,685
409		4.000%, 06/01/42	441
110		6.000%, 02/01/33	121
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 07/01/19	–	(h)
		Federal National Mortgage Association,
50		ARM, 1.811%, 02/01/37	52
130		ARM, 1.892%, 01/01/35	136
148		ARM, 1.910%, 09/01/35	155
203		ARM, 1.913%, 02/01/35	213
2		ARM, 1.928%, 03/01/19	2
184		ARM, 1.991%, 01/01/35	196
78		ARM, 2.068%, 08/01/35	83
102		ARM, 2.098%, 09/01/36	109

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
214		ARM, 2.110%, 09/01/34	227
155		ARM, 2.135%, 09/01/35	166
86		ARM, 2.147%, 11/01/33	92
118		ARM, 2.193%, 02/01/35	125
66		ARM, 2.296%, 08/01/36	71
134		ARM, 2.344%, 08/01/34	142
188		ARM, 2.405%, 02/01/37	200
153		ARM, 2.435%, 09/01/33	163
101		ARM, 2.441%, 04/01/35	108
113		ARM, 2.455%, 04/01/33	121
111		ARM, 2.565%, 07/01/46	119
119		ARM, 2.583%, 10/01/34	127
9		ARM, 2.602%, 09/01/27	10
—	(h)	ARM, 2.625%, 08/01/19	—	(h)
219		ARM, 2.875%, 02/01/36	233
6		ARM, 3.724%, 03/01/29	7
		Federal National Mortgage Association, 15 Year, Single Family,
31		4.000%, 05/01/19	33
150		4.500%, 05/01/18 - 05/01/19	156
199		5.000%, 06/01/18 - 04/01/19	207
116		5.500%, 01/01/20 - 06/01/20	121
205		6.000%, 03/01/21 - 01/01/24	224
26		6.500%, 03/01/17 - 08/01/20	27
		Federal National Mortgage Association, 20 Year, Single Family,
56		6.000%, 04/01/24	63
76		6.500%, 05/01/22	87
		Federal National Mortgage Association, 30 Year, FHA/VA,
12		6.000%, 09/01/33	14
21		6.500%, 03/01/29	25
4		8.500%, 02/01/30	4
5		9.000%, 09/01/19 - 12/01/30	5
3		9.500%, 12/01/18	3
		Federal National Mortgage Association, 30 Year, Single Family,
58		4.500%, 08/01/33	63
843		5.000%, 07/01/33 - 08/01/40	937
85		5.500%, 12/01/33	98
416		6.000%, 12/01/32 - 09/01/37	475
35		6.500%, 08/01/31	41
5		7.000%, 09/01/27 - 08/01/32	6
9		7.500%, 11/01/22 - 10/01/24	9
320		8.000%, 03/01/21 - 11/01/32	396
5		8.500%, 07/01/24 - 05/01/25	6

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	9.000%, 04/01/26	—	(h)
2		10.000%, 02/01/24	2
		Federal National Mortgage Association, Other,
500		VAR, 0.657%, 12/01/23	503
478		1.940%, 01/01/17	477
988		2.220%, 12/01/22	981
494		2.240%, 12/01/22	492
655		2.395%, 01/01/22	663
975		2.480%, 06/01/19	1,002
1,000		2.760%, 05/01/21	1,034
1,941		2.764%, 06/01/23	1,990
1,000		2.790%, 05/01/27	979
1,000		3.030%, 04/01/27	1,002
1,500		3.100%, 09/25/25 (w)	1,512
1,000		3.110%, 12/01/24	1,025
1,000		3.240%, 12/01/26	1,026
1,000		3.290%, 08/01/26	1,029
500		3.340%, 02/01/27	518
1,000		3.380%, 12/01/23	1,048
1,000		3.510%, 05/01/18	1,056
1,000		3.540%, 10/01/20	1,072
2,306		3.590%, 12/01/20	2,478
1,495		3.760%, 10/01/23 - 11/01/23	1,616
812		4.000%, 07/01/42	874
1,027		4.160%, 03/01/21	1,129
402		4.271%, 06/01/21	441
775		4.300%, 04/01/21	859
894		4.355%, 03/01/20	982
1,914		4.380%, 01/01/21 - 04/01/21	2,126
488		4.390%, 05/01/21	544
73		5.500%, 04/01/38	80
107		6.000%, 03/01/37	122
		Government National Mortgage Association II, 30 Year, Single Family,
238		6.000%, 03/20/28 - 09/20/38	269
10		7.500%, 02/20/28 - 09/20/28	11
27		8.000%, 12/20/25 - 08/20/28	32
16		8.500%, 03/20/25 - 05/20/25	18
		Government National Mortgage Association, 15 Year, Single Family,
5		6.000%, 10/15/17	5
—	(h)	8.000%, 01/15/16	—	(h)
		Government National Mortgage Association, 30 Year, Single Family,
270		6.000%, 11/15/28 - 12/15/38	308
246		6.500%, 01/15/24 - 12/15/35	286

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
228		7.000%, 08/15/23 - 06/15/35	266
20		7.500%, 11/15/22 - 09/15/28	23
3		8.000%, 07/15/22 - 08/15/28	3
1		8.500%, 11/15/17	1
5		9.000%, 08/15/16 - 11/15/24	6
82		9.500%, 09/15/18 - 12/15/25	91
—	(h)	12.000%, 11/15/19	—	(h)
594		Government National Mortgage Association, Other, 3.500%, 11/20/33	624

		Total Mortgage Pass-Through Securities (Cost $40,621)	42,082

Supranational — 0.0% (g)
150		African Development Bank, 8.800%, 09/01/19 (Cost $182)	186

U.S. Government Agency Securities — 1.9%
		Federal National Mortgage Association,
1,000		3.868%, 06/01/17 (n)	986
800		5.000%, 05/11/17	858
		Financing Corp. STRIPS,
1,440		1.534%, 05/11/18 (n)	1,390
584		3.346%, 09/26/19 (n)	545
500		3.520%, 04/05/19 (n)	472
1,000		Government Trust Certificate, Series 1-Z, 1.288%, 10/01/15 (n)	999
		Residual Funding Corp. STRIPS,
250		1.539%, 10/15/19 (n)	233
1,950		1.838%, 07/15/20 (n)	1,778
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,085
333		Tennessee Valley Authority STRIPS, 4.173%, 05/01/19 (n)	312

		Total U.S. Government Agency Securities (Cost $8,488)	8,658

U.S. Treasury Obligations — 34.6%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,327
250		8.750%, 08/15/20	336
1,500		8.875%, 08/15/17	1,736
		U.S. Treasury Coupon STRIPS,
370		0.955%, 05/15/18 (n)	360
2,650		1.612%, 11/15/19 (n)	2,486
2,200		1.873%, 02/15/18 (n)	2,149
5,515		1.955%, 05/15/21 (n)	4,958
3,825		2.005%, 08/15/23 (n)	3,216
200		2.038%, 05/15/24 (n)	164
2,150		2.119%, 11/15/23 (n)	1,794
2,985		2.132%, 02/15/20 (n)	2,787

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

200	2.148%, 05/15/26 (n)	154
12,925	2.229%, 05/15/22 (n)	11,285
3,000	2.252%, 02/15/24 (n)	2,482
10	2.262%, 05/15/28 (n)	7
3,275	2.308%, 02/15/21 (n)	2,969
4,446	2.332%, 08/15/17 (n)	4,378
750	2.421%, 05/15/23 (n)	635
300	2.445%, 02/15/27 (n)	225
8,275	2.493%, 08/15/21 (n)	7,388
2,400	2.526%, 02/15/22 (n)	2,111
1,300	2.547%, 11/15/22 (n)	1,121
1,495	2.603%, 05/15/19 (n)	1,422
200	2.626%, 05/15/25 (n)	159
5,495	2.665%, 02/15/23 (n)	4,701
3,577	2.683%, 08/15/16 (n)	3,561
53	2.754%, 02/15/28 (n)	38
4,350	2.782%, 08/15/19 (n)	4,115
1,000	2.798%, 08/15/22 (n)	867
200	2.892%, 08/15/28 (n)	142
1,224	2.998%, 02/15/17 (n)	1,213
47	3.123%, 08/15/26 (n)	36
10,348	3.145%, 05/15/20 (n)	9,574
14,550	3.176%, 08/15/20 (n)	13,408
300	3.240%, 11/15/26 (n)	226
100	3.431%, 08/15/27 (n)	74
140	3.459%, 11/15/27 (n)	102
1,525	3.520%, 11/15/21 (n)	1,354
700	3.865%, 11/15/16 (n)	695
2,290	3.906%, 11/15/17 (n)	2,247
3,866	6.674%, 02/15/16 (n)	3,862
	U.S. Treasury Inflation Indexed Notes,
300	0.125%, 01/15/22	309
700	1.125%, 01/15/21	796
	U.S. Treasury Notes,
593	0.875%, 01/31/18	592
1,500	1.250%, 10/31/18	1,504
2,500	1.500%, 08/31/18	2,530
320	1.500%, 05/31/19	322
13,850	1.750%, 05/15/23	13,552
2,000	1.875%, 11/30/21	2,002
4,000	2.000%, 10/31/21	4,036
700	2.375%, 08/15/24	712
350	2.625%, 08/15/20	367
800	2.625%, 11/15/20	839
1,500	2.750%, 11/30/16	1,541

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
14,000	2.750%, 02/15/19	14,715
1,000	3.125%, 04/30/17	1,041
850	3.125%, 05/15/21	913
7,900	3.250%, 12/31/16	8,179
1,050	3.500%, 02/15/18	1,115
3,050	3.500%, 05/15/20	3,320
400	4.250%, 11/15/17	430
200	4.500%, 02/15/16	204

	Total U.S. Treasury Obligations (Cost $157,516)	160,883

SHARES
Short-Term Investment — 4.7%
	Investment Company — 4.7%
22,059	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $22,059)	22,059

	Total Investments — 100.0% (Cost $455,476)	465,269
	Liabilities in Excess of Other Assets — 0.0% (g)	(94)

	NET ASSETS — 100.0%	$465,175

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2015.
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
CVR	— Contingent Value Rights
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2015.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
[1]	— Security matures in 2115.
[2]	— Security matures in 2110.
[3]	— Security matures in 2105.
[4]	— Security matures in 2111.
[5]	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$4,317,585	$279,999		$443,210
Investments in affiliates, at value	156,677	7,138		22,059

Total investment securities, at value	4,474,262	287,137		465,269
Cash	—	221		—
Receivables:
Investment securities sold	129	—		34
Interest and dividends from non-affiliates	17,150	635		1,526
Dividends from affiliates	16	—	(a)	2
Other assets	35	3		2

Total Assets	4,491,592	287,996		466,833

LIABILITIES:
Payables:
Due to custodian	153	—		9
Investment securities purchased	363	238		—
Investment securities purchased — delayed delivery	—	—		1,525
Fund shares redeemed	7,688	—		—
Variation margin on futures contracts	—	36		—
Unrealized depreciation on unfunded commitments	2	—		—
Accrued liabilities:
Investment advisory fees	478	15		36
Administration fees	—	—	(a)	—	(a)
Custodian and accounting fees	144	23		50
Trustees’ and Chief Compliance Officer’s fees	15	1		1
Audit fees	57	25		35
Other	28	2		2

Total Liabilities	8,928	340		1,658

Net Assets	$4,482,664	$287,656		$465,175

NET ASSETS:
Paid-in-Capital	$4,348,092	$126,576		$454,635
Accumulated undistributed (distributions in excess of) net investment income	2,585	1,265		237
Accumulated net realized gains (losses)	5,321	15,484		510
Net unrealized appreciation (depreciation)	126,666	144,331		9,793

Total Net Assets	$4,482,664	$287,656		$465,175

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	425,846	12,046		45,036

Net asset value, offering and redemption price per share (b)	$10.53	$23.88		$10.33

Cost of investments in non-affiliates	$4,190,917	$137,233		$433,417
Cost of investments in affiliates	156,677	5,373		22,059

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$69,635	$— (a)	$5,743
Dividend income from non-affiliates	—	3,185	—
Dividend income from affiliates	114	54	12

Total investment income	69,749	3,239	5,755

EXPENSES:
Investment advisory fees	6,642	401	650
Administration fees	2,214	160	217
Custodian and accounting fees	192	23	78
Professional fees	71	21	34
Trustees’ and Chief Compliance Officer’s fees	24	2	2
Printing and mailing costs	16	3	1
Transfer agent fees	16	1	2
Other	71	6	8

Total expenses	9,246	617	992

Less fees waived	(6,186)	(460)	(696)

Net expenses	3,060	157	296

Net investment income (loss)	66,689	3,082	5,459

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,194	31,357	336
Investments in affiliates	—	313	—
Futures	—	14	—

Net realized gain (loss)	4,194	31,684	336

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(69,570)	(50,890)	(3,173)
Investments in affiliates	—	(126)	—
Futures	—	(251)	—
Unfunded commitments	47	—	—

Change in net unrealized appreciation/depreciation	(69,523)	(51,267)	(3,173)

Net realized/unrealized gains (losses)	(65,329)	(19,583)	(2,837)

Change in net assets resulting from operations	$1,360	$(16,501)	$2,622

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$66,689	$132,376	$3,082	$7,241
Net realized gain (loss)	4,194	8,477	31,684	24,571
Change in net unrealized appreciation/depreciation	(69,523)	47,283	(51,267)	20,964

Change in net assets resulting from operations	1,360	188,136	(16,501)	52,776

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,402)	(133,647)	(3,032)	(7,023)
From net realized gains	—	(10,035)	—	—

Total distributions to shareholders	(69,402)	(143,682)	(3,032)	(7,023)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	722,837	641,786	7,126	11,244
Subscriptions in-kind (See Note 7)	—	14,902	—	—
Distributions reinvested	65,474	139,400	3,032	7,023
Cost of shares redeemed	(218,617)	(724,664)	(69,582)	(64,785)

Change in net assets resulting from capital transactions	569,694	71,424	(59,424)	(46,518)

NET ASSETS:
Change in net assets	501,652	115,878	(78,957)	(765)
Beginning of period	3,981,012	3,865,134	366,613	367,378

End of period	$4,482,664	$3,981,012	$287,656	$366,613

Accumulated undistributed (distributions in excess of) net investment income	$2,585	$5,298	$1,265	$1,215

SHARE TRANSACTIONS:
Issued	67,699	60,365	280	484
Subscriptions in-kind (See Note 7)	—	1,394	—	—
Reinvested	6,186	13,124	121	293
Redeemed	(20,618)	(68,136)	(2,754)	(2,712)

Change in Shares	53,267	6,747	(2,353)	(1,935)

SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

	Intermediate Bond Trust
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,459	$10,009
Net realized gain (loss)	336	887
Change in net unrealized appreciation/depreciation	(3,173)	142

Change in net assets resulting from operations	2,622	11,038

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,583)	(9,939)
From net realized gains	—	(1,560)

Total distributions to shareholders	(5,583)	(11,499)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	105,049	60,539
Distributions reinvested	5,102	10,521
Cost of shares redeemed	(19,364)	(41,905)

Change in net assets resulting from capital transactions	90,787	29,155

NET ASSETS:
Change in net assets	87,826	28,694
Beginning of period	377,349	348,655

End of period	$465,175	$377,349

Accumulated undistributed (distributions in excess of) net investment income	$237	$361

SHARE TRANSACTIONS:
Issued	10,121	5,814
Reinvested	493	1,012
Redeemed	(1,867)	(4,035)

Change in Shares	8,747	2,791

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Six Months Ended August 31, 2015 (Unaudited)	$10.69	$0.16	$(0.15)	$0.01	$(0.17)	$—	$—	$(0.17)
Year Ended February 28, 2015	10.57	0.36	0.15	0.51	(0.36)	(0.03)	—	(0.39)
Year Ended February 28, 2014	10.89	0.38	(0.32)	0.06	(0.37)	(0.01)	—	(0.38)
Year Ended February 28, 2013	10.82	0.43	0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)

Equity Index Trust
Six Months Ended August 31, 2015 (Unaudited)	25.46	0.26	(1.61)	(1.35)	(0.23)	—	—	(0.23)
Year Ended February 28, 2015	22.49	0.48	2.95	3.43	(0.46)	—	—	(0.46)
Year Ended February 28, 2014	18.32	0.42	4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)

Intermediate Bond Trust
Six Months Ended August 31, 2015 (Unaudited)	10.40	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)
Year Ended February 28, 2015	10.41	0.30	0.04	0.34	(0.30)	(0.05)	—	(0.35)
Year Ended February 28, 2014	10.68	0.32	(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.53	0.07%	$4,482,664	0.14%	3.02%	0.42%	9%
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20

23.88	(5.32)	287,656	0.10	1.93	0.39	2
25.46	15.38	366,613	0.10	1.97	0.39	4
22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13

10.33	0.61	465,175	0.14	2.52	0.46	11
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Core Bond Trust and Intermediate Bond Trust at August 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$296,079	$168,418	$464,497
Collateralized Mortgage Obligations
Agency CMO	—	605,495	—	605,495
Non-Agency CMO	—	170,275	34,337	204,612

Total Collateralized Mortgage Obligations	—	775,770	34,337	810,107

Commercial Mortgage-Backed Securities	—	135,471	18,482	153,953
Corporate Bonds
Consumer Discretionary	—	57,455	—	57,455
Consumer Staples	—	36,303	—	36,303
Energy	—	90,159	—	90,159
Financials	—	364,313	—	364,313
Health Care	—	39,476	—	39,476
Industrials	—	50,628	202	50,830
Information Technology	—	53,413	—	53,413
Materials	—	25,227	—	25,227
Telecommunication Services	—	51,259	—	51,259
Utilities	—	65,492	—	65,492

Total Corporate Bonds	—	833,725	202	833,927

Foreign Government Securities	—	51,141	—	51,141
Mortgage Pass-Through Securities	—	718,779	—	718,779
Municipal Bonds	—	9,837	—	9,837
Supranational	—	4,369	—	4,369
U.S. Government Agency Securities	—	99,301	—	99,301
U.S. Treasury Obligations	—	1,170,777	—	1,170,777
Loan Assignment
Financials	—	—	897	897
Short-Term Investment
Investment Company	156,677	—	—	156,677

Total Investments in Securities	$156,677	$4,095,249	$222,336	$4,474,262

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$36,477	$—	$—		$36,477
Consumer Staples	27,331	—	—		27,331
Energy	20,500	—	—		20,500
Financials	47,034	—	—		47,034
Health Care	43,072	—	—		43,072
Industrials	28,063	—	—		28,063
Information Technology	56,466	—	—		56,466
Materials	8,329	—	—		8,329
Telecommunication Services	6,913	—	—		6,913
Utilities	8,387	—	—		8,387

Total Common Stocks	282,572	—	—		282,572

Exchange Traded Fund	1,048	—	—		1,048
Rights
Consumer Staples	—	—	—	(a)	—	(a)
Short-Term Investments
U.S. Treasury Obligations	—	240	—		240
Investment Company	3,277	—	—		3,277

Total Investments in Securities	$286,897	$240	$—	(a)	$287,137

Depreciation in Other Financial Instruments
Futures Contracts	$(200)	$—	$—		$(200)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$42,867	$11,905	$54,772
Collateralized Mortgage Obligations
Agency CMO	—	66,805	—	66,805
Non-Agency CMO	—	10,285	941	11,226

Total Collateralized Mortgage Obligations	—	77,090	941	78,031

Commercial Mortgage-Backed Securities	—	8,312	1,035	9,347
Corporate Bonds
Consumer Discretionary	—	4,585	—	4,585
Consumer Staples	—	3,121	—	3,121
Energy	—	8,106	—	8,106
Financials	—	44,901	—	44,901
Health Care	—	3,111	—	3,111
Industrials	—	4,080	28	4,108
Information Technology	—	5,618	—	5,618
Materials	—	2,030	—	2,030
Telecommunication Services	—	4,494	—	4,494
Utilities	—	4,735	—	4,735

Total Corporate Bonds	—	84,781	28	84,809

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

Intermediate Bond Trust (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$4,442	$—	$4,442
Mortgage Pass-Through Securities	—	42,082	—	42,082
Supranational	—	186	—	186
U.S. Government Agency Securities	—	8,658	—	8,658
U.S. Treasury Obligations	—	160,883	—	160,883
Short-Term Investment
Investment Company	22,059	—	—	22,059

Total Investments in Securities	$22,059	$429,301	$13,909	$465,269

(a)	Amount rounds to less than $1,000.

For each of the Funds, there were no transfers between Levels 1 and 2 during the six month ended August 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$138,469	$—	(a)	$1,424	$(183)	$85,542	$(37,875)	$—	$(18,959)	$168,418
Collateralized Mortgage Obligations — Non-Agency CMO	45,619	198		(2,628)	(977)	945	(7,759)	—	(1,061)	34,337
Commercial Mortgage-Backed Securities	18,375	—		(129)	(763)	3,007	(2,008)	—	—	18,482
Corporate Bonds — Industrials	3,141	—		(7)	—	—	(26)	—	(2,906)	202
Corporate Bonds — Telecommunication Services	1,772	—		(30)	—	—	(1,742)	—	—	—
Loan Assignments — Financials	10,515	—		42	—	—	(9,660)	—	—	897

Total	$217,891	$198		$(1,328)	$(1,923)	$89,494	$(59,070)	$—	$(22,926)	$222,336

JPMorgan Intermediate Bond Trust	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$9,251	$—	$(11)	$1	$7,261	$(2,756)	$—	$(1,841)	$11,905
Collateralized Mortgage Obligations — Non-Agency CMO	1,117	—	3	4	—	(106)	—	(77)	941
Commercial Mortgage-Backed Securities	892	—	(6)	(22)	353	(182)	—	—	1,035
Corporate Bonds — Industrials	884	—	— (a)	— (a)	—	(4)	—	(852)	28

Total	$12,144	$—	$(14)	$(17)	$7,614	$(3,048)	$—	$(2,770)	$13,909

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(1,011)
Intermediate Bond Trust	(17)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$96,566	Discounted Cash Flow	Constant Prepayment Rate	0.00%—100.00% (2.25%)
			Constant Default Rate	0.00%—50.00% (19.13%)
			Yield (Discount Rate of Cash Flows)	1.23%—5.78% (3.80%)

Asset-Backed Securities	96,566

	26,065	Discounted Cash Flow	Constant Prepayment Rate	0.18%—37.14% (9.41%)
			Constant Default Rate	0.00%—7.91% (3.71%)
			PSA Prepayment Model	275.00%—373.00% (369.12%)
			Yield (Discount Rate of Cash Flows)	0.45%—27.83% (4.67%)

Collateralized Mortgage Obligations	26,065

	9,677	Discounted Cash Flow	Constant Prepayment Rate	0.00%—100.00% (32.49%)
			Yield (Discount Rate of Cash Flows)	(8.73%)—5.18% (3.50%)

Commercial Mortgage-Backed Securities	9,677

Total	$132,308

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $90,028,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,696	Discounted Cash Flow	Constant Prepayment Rate	0.00%—100.00% (3.60%)
			Constant Default Rate	0.00%—50.00% (24.10%)
			Yield (Discount Rate of Cash Flows)	1.88%—5.00% (3.65%)

Asset-Backed Securities	5,696

	792	Discounted Cash Flow	Constant Prepayment Rate	4.00%—30.00% (8.47%)
			Constant Default Rate	0.00%—7.51% (1.73%)
			Yield (Discount Rate of Cash Flows)	1.27%—24.14% (2.83%)

Collateralized Mortgage Obligations	792

	257	Discounted Cash Flow	Constant Prepayment Rate	0.00—100.00% (22.21%)
			Yield (Discount Rate of Cash Flows)	1.14%—5.05% (3.88%)

Commercial Mortgage-Backed Securities	257

Total	$6,745

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $7,164,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When Issued Securities and Forward Commitments — Core Bond Trust and Intermediate Bond Trust may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments. Intermediate Bond Trust had when issued securities outstanding as of August 31, 2015, which are shown as payable for Investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed in the SOIs.

D. Loan Assignments — Core Bond Trust and Intermediate Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2015, Core Bond Trust had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group, Inc.	Revolving Loan	06/12/17	0.500%	3.250%	$398	$396	$902	$897	$1,300	$1,293

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

F. Futures Contracts — Equity Index Trust used index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of Equity Index Trust’s futures contracts activity during the six months ended August 31, 2015 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,739
Ending Notional Balance Long	3,446

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

G. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers (amounts in thousands).

Affiliate	Value at February 28, 2015	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at August 31, 2015	Value at August 31, 2015
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$177,183	$769,023	$789,529	$—	$114	156,677	$156,677

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,459	$—	$784	$313	$53	60	$3,861
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,091	9,422	8,236	—	1	3,277	3,277

	$6,550	$9,422	$9,020	$313	$54	3,337	$7,138

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$30,495	$101,475	$109,911	$—	$12	22,059	$22,059

*	Investment in affiliate which is a security in the Fund’s index.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly, except for Equity Index Trust, for which distributions are generally declared and paid quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2015, and are in place until at least until June 30, 2016.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

For the six month ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$3,711	$2,214	$5,925
Equity Index Trust	298	160	458
Intermediate Bond Trust	450	217	667

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2015 were as follows (amounts in thousands):

Core Bond Trust	$261
Equity Index Trust	2
Intermediate Bond Trust	29

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$614,245	$315,765	$231,205	$52,980
Equity Index Trust	7,637	67,906	—	—
Intermediate Bond Trust	86,201	30,208	58,266	14,244

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$4,347,594	$153,010	$26,342	$126,668
Equity Index Trust	142,606	147,631	3,100	144,531
Intermediate Bond Trust	455,476	11,073	1,280	9,793

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the

112	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2015, the Funds did not have any post-enactment net capital loss carryforwards.

At February 28, 2015, the following Fund had the following pre-enactment net capital loss carryforwards, expiring during the year(s) indicated, which are available to offset future realized gains (amounts in thousands):

	2019	Total
Equity Index Trust	$244	$244

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment adviser or its affiliates who maintain one or more separately managed private accounts. One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

Risks applicable only to Equity Index Trust:

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Subscription-In-Kind

During the year ended February 28, 2015, certain shareholders purchased shares of Core Bond Trust. The portfolio securities were received primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
May 28, 2014	$14,902	Subscription-in-kind

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	113

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,000.70	$0.70	0.14%
Hypothetical	1,000.00	1,024.43	0.71	0.14

Equity Index Trust
Actual	1,000.00	946.80	0.49	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,006.10	0.71	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

114	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	115

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM, an affiliate of the Adviser, earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The

116	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2015

Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For Core Bond Trust, the Trustees and Adviser determined that the Universe Group is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that Core Bond Trust’s performance was in the third, second and first quintiles for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that Equity Index Trust’s performance was in the first quintile for each of the one-, three- and five-year periods ended December 31, 2014, and that the independent consultant indicated that Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that Intermediate Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2014, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	117

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-INSTT-815

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 5, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 5, 2015